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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18th Floor, Seattle, Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: Jan 1, 2014 – September 30, 2014

Item 1. Schedule of Investments

2014 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2014

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2014 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.4%			Mondelez International, Inc. Class A	60,639	2,079
Consumer Discretionary - 13.2%			PepsiCo, Inc.	15,635	1,455
Amazon.com, Inc.(Æ)	8,142	2,625	Philip Morris International, Inc.	23,529	1,962
CBS Corp. Class B	14,732	788	Pinnacle Foods, Inc.	9,300	304
Chipotle Mexican Grill, Inc. Class A(Æ)	950	633	Procter & Gamble Co. (The)	46,132	3,863
Choice Hotels International, Inc.	7,100	369	Reynolds American, Inc.	4,882	288
Comcast Corp. Class A	109,383	5,878	Sysco Corp.	1,347	51
Costco Wholesale Corp.	9,488	1,189	Walgreen Co.	596	35
DIRECTV(Æ)	488	42	Whole Foods Market, Inc.	42,860	1,633
Estee Lauder Cos., Inc. (The) Class A	11,064	827			20,697
Ford Motor Co.	240,600	3,559
Garmin, Ltd.	7,900	411	Energy - 9.3%
General Motors Co.	50,000	1,597	Baker Hughes, Inc.	19,000	1,236
Home Depot, Inc.	3,073	282	Cameron International Corp.(Æ)	24,700	1,640
Jarden Corp.(Æ)	13,111	788	Chevron Corp.	37,637	4,491
Johnson Controls, Inc.	67,250	2,959	Cimarex Energy Co.	5,800	734
Kohl's Corp.	7,900	482	ConocoPhillips	19,561	1,497
Las Vegas Sands Corp.	8,237	512	Continental Resources, Inc.(Æ)(Ñ)	5,732	381
Liberty Global PLC(Æ)	65,163	2,673	Core Laboratories NV	9,437	1,381
Liberty Media Corp.(Æ)	36,150	1,699	Devon Energy Corp.	28,963	1,975
Lowe's Cos., Inc.	52,760	2,792	Exxon Mobil Corp.	90,118	8,476
Macy's, Inc.	18,000	1,047	Halliburton Co.	63,164	4,074
McDonald's Corp.	2,224	211	Hess Corp.	13,769	1,299
Meritor, Inc.(Æ)	6,500	71	Marathon Oil Corp.	1,302	49
MGM Resorts International(Æ)	13,013	296	Nabors Industries, Ltd.	44,600	1,015
Nike, Inc. Class B	18,629	1,662	National Oilwell Varco, Inc.	897	68
Panera Bread Co. Class A(Æ)	1,260	205	Occidental Petroleum Corp.	48,571	4,670
Priceline Group, Inc. (The)(Æ)	1,620	1,877	Patterson-UTI Energy, Inc.	30,500	992
Ralph Lauren Corp. Class A	4,574	753	Phillips 66	292	24
Royal Caribbean Cruises, Ltd.	34,276	2,307	Pioneer Natural Resources Co.	9,076	1,788
Starbucks Corp.	63,938	4,825	Schlumberger, Ltd.	46,665	4,745
Target Corp.	739	46	Seventy Seven Energy, Inc. Class W(Æ)	1,585	38
Tiffany & Co.	3,800	366	Spectra Energy Corp.	1,094	43
Time Warner, Inc.	53,673	4,037	Valero Energy Corp.	26,300	1,217
Time, Inc.(Æ)	1,087	25	Weatherford International PLC(Æ)	25,200	524
TJX Cos., Inc.	32,125	1,901	Whiting Petroleum Corp.(Æ)	22,600	1,752
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	5,697	673			44,109
Under Armour, Inc. Class A(Æ)	7,846	542
Viacom, Inc. Class B	44,803	3,447	Financial Services - 19.5%
Wal-Mart Stores, Inc.	3,580	274	ACE, Ltd.	749	79
Walt Disney Co. (The)	66,466	5,917	Aflac, Inc.	23,278	1,356
Whirlpool Corp.	4,727	688	Allstate Corp. (The)	18,860	1,158
Yum! Brands, Inc.	16,940	1,219	American Express Co.	33,570	2,938
		62,494	American International Group, Inc.	36,900	1,993
			American Tower Corp. Class A(ö)	40,226	3,766
Consumer Staples - 4.4%			Ameriprise Financial, Inc.	22,200	2,739
Altria Group, Inc.	4,470	205	Aon PLC	26,100	2,288
Anheuser-Busch InBev NV - ADR	15,560	1,725	Arch Capital Group, Ltd.(Æ)	20,000	1,094
Archer-Daniels-Midland Co.	703	36	Aspen Insurance Holdings, Ltd.	16,500	706
Coca-Cola Co. (The)	8,961	382	Axis Capital Holdings, Ltd.	19,500	923
Colgate-Palmolive Co.	36,773	2,399	Bank of America Corp.	264,224	4,505
Constellation Brands, Inc. Class A(Æ)	5,761	502	Bank of New York Mellon Corp. (The)	12,600	488
CVS Health Corp.	27,480	2,187	BB&T Corp.	326	12
General Mills, Inc.	1,362	69	Berkshire Hathaway, Inc. Class B(Æ)	33,030	4,563
Hershey Co. (The)	7,100	678	BlackRock, Inc. Class A	3,091	1,014
Kellogg Co.	589	36	Brixmor Property Group, Inc.(ö)	13,300	296
Kimberly-Clark Corp.	836	90	Capital One Financial Corp.	62,346	5,089
Kraft Foods Group, Inc.	657	37	Chubb Corp. (The)	541	49
Molson Coors Brewing Co. Class B	9,147	681	Citigroup, Inc.	89,221	4,624

			See accompanying notes which are an integral part of this quarterly report.
					Multi-Style Equity Fund 5

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
City National Corp.	10,400	787	Bristol-Myers Squibb Co.	96,614	4,945
CME Group, Inc. Class A	39	3	Brookdale Senior Living, Inc. Class A(Æ)	6,600	213
CNA Financial Corp.	5,700	217	Cardinal Health, Inc.	17,100	1,281
Comerica, Inc.	21,300	1,062	Celgene Corp.(Æ)	8,447	801
Cullen/Frost Bankers, Inc.	13,310	1,018	Cerner Corp.(Æ)	32,450	1,933
Discover Financial Services	33,387	2,150	Cigna Corp.	7,300	662
Duke Realty Corp.(ö)	32,800	564	Clovis Oncology, Inc.(Æ)	17,932	813
Equity Residential(ö)	49	3	Covidien PLC	33,451	2,894
Everest Re Group, Ltd.	5,670	919	Eli Lilly & Co.	31,730	2,058
Fifth Third Bancorp	19,800	396	Express Scripts Holding Co.(Æ)	17,852	1,261
FleetCor Technologies, Inc.(Æ)	4,671	664	Gilead Sciences, Inc.(Æ)	22,413	2,386
Franklin Resources, Inc.	7,475	408	HCA Holdings, Inc.(Æ)	42,105	2,969
Fulton Financial Corp.	43,700	484	Health Net, Inc.(Æ)	10,500	484
Goldman Sachs Group, Inc. (The)	17,300	3,176	Humana, Inc.	6,140	800
Hanover Insurance Group, Inc. (The)	3,200	197	Illumina, Inc.(Æ)	2,529	415
Hartford Financial Services Group, Inc.	21,829	813	Intercept Pharmaceuticals, Inc.(Æ)	3,521	833
JPMorgan Chase & Co.	23,070	1,390	Johnson & Johnson	48,556	5,176
KeyCorp	67,800	904	McKesson Corp.	5,712	1,112
Lincoln National Corp.	14,850	796	Medtronic, Inc.	14,492	898
Markel Corp.(Æ)	3,311	2,106	Merck & Co., Inc.	55,386	3,283
Marsh & McLennan Cos., Inc.	1,217	64	Mylan, Inc.(Æ)	20,734	943
MasterCard, Inc. Class A	17,319	1,280	Perrigo Co. PLC	9,730	1,461
Morgan Stanley	30,800	1,065	Pfizer, Inc.	328,154	9,705
Northern Trust Corp.	30,850	2,098	Pharmacyclics, Inc.(Æ)	6,493	762
PartnerRe, Ltd.	4,020	442	Regeneron Pharmaceuticals, Inc.(Æ)	3,448	1,243
PNC Financial Services Group, Inc. (The)	71,933	6,156	Sanofi - ADR	36,437	2,056
Principal Financial Group, Inc.	19,700	1,034	St. Jude Medical, Inc.	44,085	2,651
Progressive Corp. (The)	41,700	1,054	Stryker Corp.	768	62
Prologis, Inc.(ö)	32,100	1,210	Thermo Fisher Scientific, Inc.	6,981	850
Prudential Financial, Inc.	25,655	2,256	UnitedHealth Group, Inc.	34,255	2,954
Public Storage(ö)	318	53	Valeant Pharmaceuticals International, Inc.	30,504	4,002
Regions Financial Corp.	50,600	508	WellPoint, Inc.	11,730	1,403
SEI Investments Co.	4,800	174			77,895
Selective Insurance Group, Inc.	3,400	75
Signature Bank(Æ)	1,020	114	Materials and Processing - 4.6%
Simon Property Group, Inc.(ö)	474	78	Air Products & Chemicals, Inc.	180	23
State Street Corp.	29,680	2,185	Alcoa, Inc.	103,205	1,661
SunTrust Banks, Inc.	29,900	1,137	Ashland, Inc.	3,700	385
TCF Financial Corp.	29,500	458	Cabot Corp.	3,400	173
Thomson Reuters Corp.	667	24	Ecolab, Inc.	32,306	3,710
Travelers Cos., Inc. (The)	11,270	1,058	EI du Pont de Nemours & Co.	143	10
US Bancorp	18,190	761	Fastenal Co.	37,850	1,699
Visa, Inc. Class A	24,742	5,280	LyondellBasell Industries Class A	8,337	906
Voya Financial, Inc.	27,300	1,067	Masco Corp.	27,700	663
Wells Fargo & Co.	92,570	4,802	Monsanto Co.	48,164	5,418
XL Group PLC Class A	12,900	428	Mosaic Co. (The)	41,300	1,834
Zions Bancorporation	6,200	180	Owens-Illinois, Inc.(Æ)	4,100	107
		92,778	PPG Industries, Inc.	6,083	1,197
			Praxair, Inc.	11,702	1,510
Health Care - 16.4%			Precision Castparts Corp.	8,167	1,935
Abbott Laboratories	45,389	1,888	Sonoco Products Co.	10,100	397
Actavis PLC(Æ)	7,158	1,727	United States Steel Corp.	10,600	415
Aetna, Inc.	12,953	1,049			22,043
Allergan, Inc.	13,096	2,333
Amgen, Inc.	27,082	3,803	Producer Durables - 9.6%
Baxter International, Inc.	12,534	899	3M Co.	1,472	209
Becton Dickinson and Co.	427	49	Accenture PLC Class A	1,436	117
Biogen Idec, Inc.(Æ)	5,466	1,808	American Airlines Group, Inc.	14,880	528
Boston Scientific Corp.(Æ)	87,200	1,030	Automatic Data Processing, Inc.	29,274	2,432

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
B/E Aerospace, Inc.(Æ)	21,518	1,806	Ingram Micro, Inc. Class A(Æ)	15,730	406
Boeing Co. (The)	32,050	4,083	Intel Corp.	122,081	4,251
Canadian Pacific Railway, Ltd.	4,707	977	International Business Machines Corp.	2,135	405
Caterpillar, Inc.	1,250	124	Intuit, Inc.	18,774	1,646
CSX Corp.	41,194	1,321	Juniper Networks, Inc.	13,500	299
Cummins, Inc.	126	17	Lam Research Corp.	9,756	729
Danaher Corp.	1,349	102	LinkedIn Corp. Class A(Æ)	3,920	815
Deere & Co.	6,735	552	Marvell Technology Group, Ltd.	75,600	1,019
Delta Air Lines, Inc.	24,120	872	Microsoft Corp.	31,314	1,452
Discovery Communications, Inc. Class C(Æ)	27,872	1,039	Motorola Solutions, Inc.	10,700	677
Emerson Electric Co.	1,477	92	NetApp, Inc.	57,300	2,461
FedEx Corp.	3,797	613	NXP Semiconductor NV(Æ)	9,400	643
GATX Corp.	3,700	216	ON Semiconductor Corp.(Æ)	12,700	114
General Dynamics Corp.	678	86	Oracle Corp.	167,127	6,398
General Electric Co.	274,268	7,027	Plexus Corp.(Æ)	3,300	122
Honeywell International, Inc.	63,063	5,872	Polycom, Inc.(Æ)	16,400	201
Huntington Ingalls Industries, Inc.	2,000	208	QUALCOMM, Inc.	50,784	3,797
Illinois Tool Works, Inc.	756	64	Red Hat, Inc.(Æ)	20,520	1,152
L-3 Communications Holdings, Inc. Class 3	9,200	1,094	Salesforce.com, Inc.(Æ)	27,661	1,591
Lexmark International, Inc. Class A	19,910	846	SAP SE - ADR(Ñ)	19,860	1,433
Lockheed Martin Corp.	615	112	ServiceNow, Inc.(Æ)	8,007	471
Manpowergroup, Inc.	6,200	435	Splunk, Inc.(Æ)	7,657	424
Mettler-Toledo International, Inc.(Æ)	8,662	2,219	Symantec Corp.	50,100	1,178
Navistar International Corp.(Æ)	10,100	332	Synopsys, Inc.(Æ)	26,300	1,044
Norfolk Southern Corp.	6,781	757	Tableau Software, Inc. Class A(Æ)	4,100	298
Northrop Grumman Corp.	2,874	378	Texas Instruments, Inc.	58,400	2,785
Parker-Hannifin Corp.	4,730	540	Twitter, Inc.(Æ)	6,500	335
Raytheon Co.	22,322	2,268	VMware, Inc. Class A(Æ)	21	2
Sensata Technologies Holding NV(Æ)	33,613	1,497	Vodafone Group PLC - ADR	59,031	1,942
SPX Corp.	3,100	291	Western Digital Corp.	17,676	1,720
Terex Corp.	3,800	121	Workday, Inc. Class A(Æ)	6,235	514
Textron, Inc.	27,200	979	Yahoo!, Inc.(Æ)	9,795	399
TransDigm Group, Inc.	11,719	2,160			74,898
Union Pacific Corp.	21,376	2,318
United Continental Holdings, Inc.(Æ)	15,565	728	Utilities - 2.6%
United Parcel Service, Inc. Class B	1,603	158	American Electric Power Co., Inc.	894	47
United Technologies Corp.	2,061	218	AT&T, Inc.	108,012	3,807
Waste Management, Inc.	593	28	Dominion Resources, Inc.	395	27
		45,836	Duke Energy Corp.	14,511	1,085
			Edison International	21,900	1,225
Technology - 15.8%			Encana Corp.	69,400	1,472
Adobe Systems, Inc.(Æ)	37,639	2,605	Energen Corp.	2,900	209
Altera Corp.	18,316	655	Exelon Corp.	87,734	2,991
Analog Devices, Inc.	33,242	1,645	ITC Holdings Corp.	3,200	114
Apple, Inc.	67,512	6,802	MDU Resources Group, Inc.	18,500	514
ASML Holding NV Class G	15,050	1,487	NextEra Energy, Inc.	830	78
Autodesk, Inc.(Æ)	3,700	204	PG&E Corp.	894	40
Avago Technologies, Ltd. Class A	4,188	364	Southern Co.	1,721	75
Broadcom Corp. Class A	20,300	821	Verizon Communications, Inc.	9,342	467
Cisco Systems, Inc.	61,657	1,551			12,151
Cognizant Technology Solutions Corp. Class
A(Æ)	1,116	50	Total Common Stocks
Electronic Arts, Inc.(Æ)	27,900	994	(cost $371,158)		452,901
EMC Corp.	101,340	2,966	Short-Term Investments - 4.4%
Equinix, Inc.(Æ)	9,330	1,982	Russell U.S. Cash Management Fund	21,093,208(8)	21,093
Facebook, Inc. Class A(Æ)	24,630	1,946	Total Short-Term Investments
Google, Inc. Class A(Æ)	4,558	2,682	(cost $21,093)		21,093
Google, Inc. Class C(Æ)	8,243	4,759	Other Securities - 0.4%
Hewlett-Packard Co.	75,050	2,662	Russell U.S. Cash Collateral Fund(×)	1,708,430(8)	1,708

			See accompanying notes which are an integral part of this quarterly report.
				Multi-Style Equity Fund 7

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Total Other Securities
(cost $1,708)	1,708
Total Investments 100.2%
(identified cost $393,959)	475,702

Other Assets and Liabilities, Net
- (0.2%)	(971)
Net Assets - 100.0%	474,731

See accompanying notes which are an integral part of this quarterly report.

8 Multi-Style Equity Fund

Russell Investment Funds Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
		Number of	Notional		Expiration	(Depreciation)
		Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures		59	USD	6,446	12/14	(66)
S&P E-Mini Consumer Staples Select Sector Index Futures		49	USD	2,209	12/14	2
S&P Mid 500 E-Mini Index Futures		132	USD	12,972	12/14	(76)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(140)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Consumer Discretionary	$62,494	$—			$—	$62,494
Consumer Staples	20,697	—			—	20,697
Energy	44,109	—			—	44,109
Financial Services	92,778	—			—	92,778
Health Care	77,895	—			—	77,895
Materials and Processing	22,043	—			—	22,043
Producer Durables	45,836	—			—	45,836
Technology	74,898	—			—	74,898
Utilities	12,151	—			—	12,151
Short-Term Investments	—	21,093			—	21,093
Other Securities	—	1,708			—	1,708
Total Investments	452,901	22,801			—	475,702

Other Financial Instruments
Futures Contracts	(140)	—			—	(140)
Total Other Financial Instruments*	$(140)	$—			$—	$(140)

*Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.1%			Nutrisystem, Inc.	7,293	112
Consumer Discretionary - 14.8%			Office Depot, Inc.(Æ)	43,299	223
Abercrombie & Fitch Co. Class A	22,501	817	Papa John's International, Inc.	4,093	164
AMC Entertainment Holdings, Inc. Class A	5,278	121	Penske Automotive Group, Inc.	1,070	44
American Axle & Manufacturing Holdings,			Pep Boys-Manny Moe & Jack (The)(Æ)	78,824	702
Inc.(Æ)	1,400	23	Performance Sports Group, Ltd.(Æ)	5,840	93
American Eagle Outfitters, Inc.	75,135	1,090	Perry Ellis International, Inc.(Æ)	36,799	749
Aramark	1,863	49	Pier 1 Imports, Inc.	25,671	306
Asbury Automotive Group, Inc.(Æ)	11,846	763	QuinStreet, Inc.(Æ)	4,300	18
Big Lots, Inc.	2,427	104	Red Robin Gourmet Burgers, Inc.(Æ)	14,022	798
Bridgepoint Education, Inc.(Æ)	18,110	202	Rocky Brands, Inc.	31,626	445
Brinker International, Inc.	1,520	77	Ruby Tuesday, Inc.(Æ)	91,310	538
Brown Shoe Co., Inc.	6,001	163	Scholastic Corp.	4,754	154
Buffalo Wild Wings, Inc.(Æ)	1,963	264	Skullcandy, Inc.(Æ)	21,900	171
Capella Education Co.	14,384	900	Smith & Wesson Holding Corp.(Æ)(Ñ)	37,101	351
Chico's FAS, Inc.	74,899	1,105	Sonic Corp.	66,166	1,478
Children's Place, Inc. (The)	3,392	162	Sotheby's Class A	24,186	864
Citi Trends, Inc.(Æ)	33,825	748	Stage Stores, Inc.	27,204	465
Clear Channel Outdoor Holdings, Inc. Class			Stamps.com, Inc.(Æ)	23,379	743
A	2,500	17	Steiner Leisure, Ltd.(Æ)	1,808	68
Columbia Sportswear Co.	9,942	355	Steven Madden, Ltd.(Æ)	25,907	835
Cracker Barrel Old Country Store, Inc.	803	83	Strayer Education, Inc.(Æ)	569	34
Deckers Outdoor Corp.(Æ)	6,153	598	Systemax, Inc.(Æ)	1,200	15
Delta Apparel, Inc.(Æ)	10,194	93	Tandy Leather Factory, Inc.	20,483	194
Destination Maternity Corp.	7,801	121	Texas Roadhouse, Inc. Class A	7,400	206
Destination XL Group, Inc.(Æ)	80,075	378	TiVo, Inc.(Æ)	9,354	120
Dorman Products, Inc.(Æ)(Ñ)	30,926	1,239	Tower International, Inc.(Æ)	900	23
Drew Industries, Inc.	4,037	170	TravelCenters of America LLC(Æ)	71,075	702
Entercom Communications Corp. Class A(Æ)	4,361	35	Tuesday Morning Corp.(Æ)	30,316	588
Ethan Allen Interiors, Inc.	35,325	806	Universal Electronics, Inc.(Æ)	27,222	1,343
Finish Line, Inc. (The) Class A	1,356	34	Vera Bradley, Inc.(Æ)(Ñ)	5,160	106
Foot Locker, Inc.	2,000	111	Viad Corp.	2,918	61
Fox Factory Holding Corp.(Æ)	8,739	135	West Marine, Inc.(Æ)	55,212	497
Fuel Systems Solutions, Inc.(Æ)	63,081	563	Zagg, Inc.(Æ)	51,721	288
G-III Apparel Group, Ltd.(Æ)	14,120	1,169			35,168
Grand Canyon Education, Inc.(Æ)	29,928	1,220
Guess?, Inc.	24,056	528	Consumer Staples - 3.3%
Haverty Furniture Cos., Inc.	8,300	181	Andersons, Inc. (The)	7,852	494
HealthStream, Inc.(Æ)	38,271	918	Calavo Growers, Inc.	300	14
Helen of Troy, Ltd.(Æ)	3,524	185	Casey's General Stores, Inc.	3,572	256
Hibbett Sports, Inc.(Æ)(Ñ)	11,327	483	Coca-Cola Bottling Co.	146	11
Hillenbrand, Inc.	4,602	143	Core-Mark Holding Co., Inc.	2,076	110
Isle of Capri Casinos, Inc.(Æ)	2,800	21	Dean Foods Co.	69,056	915
Jack in the Box, Inc.	4,747	324	Fresh Del Monte Produce, Inc.	6,942	222
JAKKS Pacific, Inc.(Æ)(Ñ)	6,300	45	Ingles Markets, Inc. Class A	5,628	134
Kona Grill, Inc.(Æ)	14,758	291	J&J Snack Foods Corp.	10,128	948
Krispy Kreme Doughnuts, Inc.(Æ)	41,455	711	John B Sanfilippo & Son, Inc.	4,751	153
LeapFrog Enterprises, Inc. Class A(Æ)	16,631	100	Omega Protein Corp.(Æ)	9,758	122
Libbey, Inc.(Æ)	22,615	594	Pantry, Inc. (The)(Æ)	8,100	164
Lincoln Educational Services Corp.	128,359	361	Sanderson Farms, Inc.	1,897	167
Live Nation Entertainment, Inc.(Æ)	700	17	Snyders-Lance, Inc.	35,308	936
Malibu Boats, Inc. Class A(Æ)	9,100	169	SodaStream International, Ltd.(Æ)(Ñ)	6,857	202
Marcus Corp.	2,731	44	SpartanNash Co.	17,630	343
Marriott Vacations Worldwide Corp.	985	63	SUPERVALU, Inc.(Æ)	14,900	133
MDC Holdings, Inc.(Ñ)	21,737	550	TreeHouse Foods, Inc.(Æ)	22,530	1,812
Meredith Corp.	28,436	1,217	Universal Corp.	17,546	779
Meritor, Inc.(Æ)	12,600	137			7,915
Monro Muffler Brake, Inc.	17,873	868
New York & Co., Inc.(Æ)	1,627	5

See accompanying notes which are an integral part of this quarterly report.
10 Aggressive Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Energy - 4.8%			Blackhawk Network Holdings, Inc. Class
Atwood Oceanics, Inc.(Æ)	800	35	A(Æ)	3,386	109
C&J Energy Services, Inc.(Æ)	5,582	171	BNC Bancorp	1,700	27
Callon Petroleum Co.(Æ)	13,300	117	Boston Private Financial Holdings, Inc.	35,387	438
CARBO Ceramics, Inc.	448	27	Brixmor Property Group, Inc.(ö)	10,300	229
Comstock Resources, Inc.	39,600	737	Brookline Bancorp, Inc.	89,790	767
Contango Oil & Gas Co.(Æ)	11,866	394	Bryn Mawr Bank Corp.	2,236	64
Delek US Holdings, Inc.	7,596	252	Capitol Federal Financial, Inc.	60,343	714
Emerald Oil, Inc.(Æ)(Ñ)	14,600	90	Cash America International, Inc.	500	22
Forum Energy Technologies, Inc.(Æ)	1,224	38	CBL & Associates Properties, Inc.(ö)	900	16
Geospace Technologies Corp.(Æ)	18,743	659	Cedar Realty Trust, Inc.(ö)	10,700	63
Gulfport Energy Corp.(Æ)	9,189	491	Central Pacific Financial Corp.	553	10
Matador Resources Co.(Æ)	68,366	1,766	Chemical Financial Corp.	37,241	1,001
Matrix Service Co.(Æ)	3,500	84	City Holding Co.	640	27
Parker Drilling Co.(Æ)	10,427	52	City National Corp.	963	73
Patterson-UTI Energy, Inc.	25,177	819	CNO Financial Group, Inc.	11,325	192
PBF Energy, Inc. Class A	35,873	860	CoBiz Financial, Inc.	11,405	128
PDC Energy, Inc.(Æ)	9,397	472	Columbia Banking System, Inc.	27,200	675
Pioneer Energy Services Corp.(Æ)	13,716	192	Community Bank System, Inc.	3,852	129
Profire Energy, Inc.(Æ)(Ñ)	38,000	158	Community Trust Bancorp, Inc.	2,643	89
Ring Energy, Inc.(Æ)(Ñ)	23,900	352	Consumer Portfolio Services, Inc.(Æ)	2,600	17
Rowan Companies PLC(Æ)	28,145	712	Crawford & Co. Class B	2,776	23
RSP Permian, Inc.(Æ)	4,800	123	Credit Acceptance Corp.(Æ)	189	24
Stone Energy Corp.(Æ)	5,385	169	CubeSmart Class A(ö)	9,400	169
Superior Energy Services, Inc.	25,070	825	Cullen/Frost Bankers, Inc.	1,449	111
Synergy Resources Corp.(Æ)	8,800	107	CVB Financial Corp.	27,406	393
Triangle Petroleum Corp.(Æ)(Ñ)	64,360	709	CYS Investments, Inc.(ö)	24,800	204
Unit Corp.(Æ)	14,664	859	DiamondRock Hospitality Co.(ö)	47,694	605
Vantage Drilling Co.(Æ)	7,589	10	Dun & Bradstreet Corp. (The)	1,070	126
Warren Resources, Inc.(Æ)	8,400	45	East West Bancorp, Inc.	1,708	58
		11,325	EastGroup Properties, Inc.(ö)	5,000	303
			Education Realty Trust, Inc. Class A(ö)	8,700	89
Financial Services - 21.4%			Enstar Group, Ltd.(Æ)	330	45
Advent Software, Inc.	21,125	667	Enterprise Financial Services Corp.	851	14
AG Mortgage Investment Trust, Inc.(ö)	9,500	169	EPR Properties(ö)	3,192	162
Alexander & Baldwin, Inc.	11,582	416	Equity One, Inc.(ö)	10,000	216
Alleghany Corp.(Æ)	215	90	Evercore Partners, Inc. Class A	4,385	206
American National Bankshares, Inc.	237	5	Federated National Holding Co.	800	22
Ameris Bancorp	400	9	FelCor Lodging Trust, Inc.(ö)	14,900	139
Amerisafe, Inc.	18,067	706	Fidelity & Guaranty Life	3,103	66
AmTrust Financial Services, Inc.(Ñ)	6,312	251	First BanCorp(Æ)	809	4
Arbor Realty Trust, Inc.(ö)	8,400	57	First Busey Corp.	5,836	33
Argo Group International Holdings, Ltd.	4,689	236	First Business Financial Services, Inc.	1,184	52
Arlington Asset Investment Corp. Class A(Ñ)	5,304	135	First Defiance Financial Corp.	1,051	29
Armada Hoffler Properties, Inc.(ö)	5,200	47	First Financial Bancorp	53,704	850
Ashford Hospitality Trust, Inc.(ö)	7,663	78	First Financial Corp.	2,521	78
Assurant, Inc.	4,112	264	First Interstate BancSystem, Inc. Class A	2,285	61
Asta Funding, Inc.(Æ)	9,191	76	First Merchants Corp.	19,472	394
Astoria Financial Corp.	51,917	643	First Midwest Bancorp, Inc.	25,929	417
Atlas Financial Holdings, Inc.(Æ)	3,300	46	FNB Corp.	126,890	1,521
Aviv REIT, Inc.(ö)	1,800	47	Forestar Group, Inc.(Æ)	27,812	493
Baldwin & Lyons, Inc. Class B	300	7	Franklin Street Properties Corp.(ö)	48,347	542
BancFirst Corp.	3,165	199	Fulton Financial Corp.	13,194	146
Bancorp, Inc.(Æ)	66,535	572	FXCM, Inc. Class A(Ñ)	4,790	76
BancorpSouth, Inc.	32,441	653	Gain Capital Holdings, Inc.	102,461	652
Bank of Marin Bancorp	1,179	54	German American Bancorp, Inc.	1,699	44
Bank of the Ozarks, Inc.	22,058	696	GFI Group, Inc.	96,907	524
BBCN Bancorp, Inc.	11,008	161	Gladstone Commercial Corp.(ö)	1,000	17
BioMed Realty Trust, Inc.(ö)	31,391	634	Global Cash Access Holdings, Inc.(Æ)	18,053	122

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Gramercy Property Trust, Inc.(Ñ)(ö)	34,800	200	ProAssurance Corp.	23,920	1,054
Great Southern Bancorp, Inc.	1,572	47	Prosperity Bancshares, Inc.	4,768	273
Green Dot Corp. Class A(Æ)	5,566	117	Provident Financial Services, Inc.	19,867	325
Greenlight Capital Re, Ltd. Class A(Æ)	8,392	272	Raymond James Financial, Inc.	2,900	155
Hallmark Financial Services, Inc.(Æ)	2,687	28	Reinsurance Group of America, Inc. Class A	551	44
Hancock Holding Co.	40,084	1,285	Renasant Corp.	6,593	179
Hanmi Financial Corp.	15,650	315	RLJ Lodging Trust(ö)	7,100	202
Hanover Insurance Group, Inc. (The)	2,273	140	S&T Bancorp, Inc.	3,274	76
Healthcare Realty Trust, Inc.(ö)	18,409	436	Safeguard Scientifics, Inc.(Æ)	6,759	124
Heritage Financial Corp.	1,978	31	Safety Insurance Group, Inc.	2,498	135
Higher One Holdings, Inc.(Æ)	5,200	13	Sandy Spring Bancorp, Inc.	1,489	34
Home BancShares, Inc.	24,157	710	Saul Centers, Inc.(ö)	600	28
Home Loan Servicing Solutions, Ltd.	436	9	Selective Insurance Group, Inc.	13,424	297
HomeTrust Bancshares, Inc.(Æ)	3,488	51	Silver Bay Realty Trust Corp.(ö)	8,400	136
Horace Mann Educators Corp.	4,241	121	Simmons First National Corp. Class A	2,634	102
Horizon Bancorp	1,200	28	South State Corp.	1,371	77
Hospitality Properties Trust(ö)	1,700	46	Sovran Self Storage, Inc.(ö)	3,100	231
Huntington Bancshares, Inc.	10,000	97	STAG Industrial, Inc.(ö)	4,600	95
Iberiabank Corp.	31,794	1,988	State Bank Financial Corp.	8,103	132
Independent Bank Corp.	3,040	109	Sterling Bancorp	9,625	123
Infinity Property & Casualty Corp.	16,605	1,062	Stewart Information Services Corp.	177	5
Inland Real Estate Corp.(ö)	6,300	62	Stock Yards Bancorp, Inc.	2,341	70
Investment Technology Group, Inc.(Æ)	24,912	393	Susquehanna Bancshares, Inc.	86,643	867
JER Investment Trust, Inc.(Æ)(Þ)	1,771	—	SVB Financial Group(Æ)	2,147	240
Kite Realty Group Trust(ö)	3,425	83	Symetra Financial Corp.	9,460	221
Lakeland Financial Corp.	2,087	79	TCF Financial Corp.	6,354	98
LaSalle Hotel Properties(ö)	16,206	555	Territorial Bancorp, Inc.	1,794	36
LTC Properties, Inc.(ö)	6,400	236	Third Point Reinsurance, Ltd.(Æ)	4,595	67
Maiden Holdings, Ltd.	32,499	360	Trustmark Corp.	20,960	483
MainSource Financial Group, Inc.	3,157	54	Waddell & Reed Financial, Inc. Class A	1,963	102
Manning & Napier, Inc. Class A	6,707	113	Washington Federal, Inc.	53,043	1,080
Marcus & Millichap, Inc.(Æ)	1,600	48	Webster Financial Corp.	6,702	195
MarketAxess Holdings, Inc.	16,174	1,000	WesBanco, Inc.	5,589	171
MB Financial, Inc.	29,152	808	Westamerica Bancorporation(Ñ)	21,412	996
Mercantile Bank Corp.	4,001	76	Western Alliance Bancorp(Æ)	10,503	251
MidWestOne Financial Group, Inc.	1,000	23	Western Asset Mortgage Capital Corp.(ö)	7,700	114
MoneyGram International, Inc.(Æ)	4,400	55	Westwood Holdings Group, Inc.	12,522	710
Montpelier Re Holdings, Ltd.	536	17	Wilshire Bancorp, Inc.	17,212	159
Morningstar, Inc.	5,391	367	WSFS Financial Corp.	2,554	183
National Bank Holdings Corp. Class A	40,471	774	Zions Bancorporation	700	20
National Interstate Corp.	928	26			50,611
National Penn Bancshares, Inc.	86,556	840
Navigators Group, Inc. (The)(Æ)	3,897	239	Health Care - 10.1%
NBT Bancorp, Inc.	834	19	Abaxis, Inc.	14,603	740
New Residential Investment Corp.(ö)	116,789	681	Affymetrix, Inc.(Æ)(Ñ)	17,133	136
Northfield Bancorp, Inc.	20,814	283	Air Methods Corp.(Æ)	24,112	1,339
Northrim BanCorp, Inc.	10,291	272	Akorn, Inc.(Æ)	36,270	1,316
Northwest Bancshares, Inc.	61,871	748	Align Technology, Inc.(Æ)	13,880	717
OceanFirst Financial Corp.	4,688	75	Amedisys, Inc.(Æ)	3,000	61
Old National Bancorp	54,805	711	Analogic Corp.	1,303	84
Old Republic International Corp.	2,002	29	Bio-Reference Laboratories, Inc.(Æ)	5,107	143
Pacific Continental Corp.	22,810	293	BioScrip, Inc.(Æ)	53,408	369
Park Sterling Corp.	7,371	48	Cambrex Corp.(Æ)	38,512	720
Pinnacle Financial Partners, Inc.	12,493	451	Cantel Medical Corp.	50,132	1,723
Piper Jaffray Cos.(Æ)	14,786	773	Centene Corp.(Æ)	20,234	1,674
Platinum Underwriters Holdings, Ltd.	3,949	241	Community Health Systems, Inc.(Æ)	500	27
Potlatch Corp.(ö)	2,500	101	Cytokinetics, Inc.(Æ)	1,800	6
Preferred Bank	881	20	Emergent Biosolutions, Inc.(Æ)	10,623	226
PrivateBancorp, Inc. Class A	64,334	1,925	Exactech, Inc.(Æ)	13,907	319

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Greatbatch, Inc.(Æ)	6,359	271	Landec Corp.(Æ)	17,957	220
Hanger, Inc.(Æ)	2,253	46	Minerals Technologies, Inc.	4,936	305
Health Net, Inc.(Æ)	1,050	49	MRC Global, Inc.(Æ)	6,545	152
ICON PLC(Æ)	23,500	1,345	Neenah Paper, Inc.	784	42
Kindred Healthcare, Inc.	9,550	185	NN, Inc.	10,962	293
Lannett Co., Inc.(Æ)	15,033	686	OM Group, Inc.	32,588	846
Ligand Pharmaceuticals, Inc. Class B(Æ)	5,400	254	Omnova Solutions, Inc.(Æ)	49,956	268
Magellan Health, Inc.(Æ)	8,056	441	Owens-Illinois, Inc.(Æ)	1,000	26
Masimo Corp.(Æ)	3,861	82	Patrick Industries, Inc.(Æ)	8,600	364
Medidata Solutions, Inc.(Æ)	33,155	1,469	PGT, Inc.(Æ)	18,000	168
Meridian Bioscience, Inc.	3,581	63	PH Glatfelter Co.	8,632	189
Molina Healthcare, Inc.(Æ)	513	22	Quaker Chemical Corp.	4,017	288
National Research Corp. Class B(Æ)(Ñ)	8,297	308	Resolute Forest Products, Inc.(Æ)	30,232	473
National Research Corp. Class A(Æ)	17,885	233	RTI International Metals, Inc.(Æ)	18,813	464
Nektar Therapeutics(Æ)	7,200	87	Schnitzer Steel Industries, Inc. Class A	37,910	911
Neogen Corp.(Æ)	37,145	1,468	Simpson Manufacturing Co., Inc.	45,297	1,320
Omnicell, Inc.(Æ)	34,753	950	Universal Forest Products, Inc.	7,250	310
OncoGenex Pharmaceutical, Inc.(Æ)	10,300	28	Universal Stainless & Alloy Products, Inc.(Æ)	19,864	523
OraSure Technologies, Inc.(Æ)	6,625	48	Watsco, Inc.	2,116	183
PAREXEL International Corp.(Æ)	17,714	1,118	Worthington Industries, Inc.	4,700	175
PharMerica Corp.(Æ)	5,073	123			14,484
Pozen, Inc.(Æ)	1,600	12
Prestige Brands Holdings, Inc.(Æ)	32,164	1,041	Producer Durables - 17.4%
Quintiles Transnational Holdings, Inc.(Æ)	1,800	100	ABM Industries, Inc.	49,756	1,279
Repligen Corp.(Æ)	23,800	474	ACCO Brands Corp.(Æ)	57,081	394
Rigel Pharmaceuticals, Inc.(Æ)	17,901	35	Advisory Board Co. (The)(Æ)	12,810	597
RTI Surgical, Inc.(Æ)	123,024	588	AGCO Corp.	2,181	99
Sagent Pharmaceuticals, Inc.(Æ)	14,137	439	Air Lease Corp. Class A	4,660	151
Streamline Health Solutions, Inc.(Æ)	23,400	108	Air Transport Services Group, Inc.(Æ)	14,277	104
SurModics, Inc.(Æ)	5,152	93	Aircastle, Ltd.	10,083	165
Techne Corp.	14,957	1,399	Albany International Corp. Class A	593	20
Triple-S Management Corp. Class B(Æ)	4,183	84	American Superconductor Corp.(Æ)	2,500	4
US Physical Therapy, Inc.	12,327	436	AO Smith Corp.	2,153	102
West Pharmaceutical Services, Inc.	6,123	274	Applied Industrial Technologies, Inc.	4,454	204
		23,959	ArcBest Corp.	1,420	52
			Ardmore Shipping Corp.	36,486	398
Materials and Processing - 6.1%			Astec Industries, Inc.	29,458	1,074
A Schulman, Inc.	8,366	303	Astronics Corp.(Æ)	4,918	234
AAON, Inc.	49,285	837	AZZ, Inc.	16,054	670
Ashland, Inc.	39	4	Baltic Trading, Ltd.(Ñ)	44,934	186
Balchem Corp.	13,898	786	Blount International, Inc.(Æ)	12,128	184
Beacon Roofing Supply, Inc.(Æ)	1,808	46	Brady Corp. Class A	15,656	351
Boise Cascade Co.(Æ)	1,962	59	Briggs & Stratton Corp.	43,968	792
Cabot Corp.	13,331	678	CAI International, Inc.(Æ)	5,270	102
Comfort Systems USA, Inc.	17,274	234	Chart Industries, Inc.(Æ)	2,611	159
Commercial Metals Co.	13,213	226	Clarcor, Inc.	18,310	1,155
Cytec Industries, Inc.	1,400	66	Columbus McKinnon Corp.	32,639	717
Domtar Corp.	12,356	435	Compass Diversified Holdings	42,502	744
FutureFuel Corp.	12,806	152	CoStar Group, Inc.(Æ)	4,767	742
Global Brass & Copper Holdings, Inc.	4,081	60	Covenant Transportation Group, Inc. Class
Graphic Packaging Holding Co.(Æ)	23,326	290	A(Æ)	915	17
Greif, Inc. Class A	16,828	737	CTPartners Executive Search, Inc.(Æ)	1,800	28
Haynes International, Inc.	9,269	426	Deluxe Corp.	5,247	289
Insteel Industries, Inc.	6,133	126	Ducommun, Inc.(Æ)	14,445	396
Interface, Inc. Class A	21,620	349	Echo Global Logistics, Inc.(Æ)	4,732	111
Kaiser Aluminum Corp.	171	13	EMCOR Group, Inc.	12,090	484
Koppers Holdings, Inc.	11,174	371	EnerSys	26,166	1,536
Kraton Performance Polymers, Inc.(Æ)	3,265	58	Engility Holdings, Inc.(Æ)	5,171	161
Kronos Worldwide, Inc.	51,351	708	Ennis, Inc.	26,876	353

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Faro Technologies, Inc.(Æ)	11,975	607	TrueBlue, Inc.(Æ)	279	7
Forward Air Corp.	19,452	873	Tsakos Energy Navigation, Ltd.	34,920	223
General Cable Corp.	22,009	332	Tutor Perini Corp.(Æ)	3,927	104
GP Strategies Corp.(Æ)	16,174	464	Vishay Precision Group, Inc.(Æ)	12,450	186
GrafTech International, Ltd.(Æ)	77,035	353	Wabash National Corp.(Æ)	68,913	918
Graham Corp.	3,244	94	Wabtec Corp.	4,289	347
Granite Construction, Inc.	56,572	1,799	WageWorks, Inc.(Æ)	14,260	649
Greenbrier Cos., Inc.	11,907	874	Watts Water Technologies, Inc. Class A	1,297	75
Gulfmark Offshore, Inc. Class A	18,204	571	Wesco Aircraft Holdings, Inc.(Æ)	29,120	507
Hardinge, Inc.	2,974	32	Woodward, Inc.	4,042	192
Harsco Corp.	44,162	946			41,339
Healthcare Services Group, Inc.	30,074	860
Herman Miller, Inc.	29,913	894	Technology - 15.9%
Hub Group, Inc. Class A(Æ)	633	26	Acacia Research Corp.(Ñ)	61,176	947
Hudson Technologies, Inc.(Æ)	26,400	87	ACI Worldwide, Inc.(Æ)	42,930	805
Hurco Cos., Inc.	243	9	ADTRAN, Inc.	44,320	910
Icad, Inc.(Æ)	11,000	108	Anixter International, Inc.	2,734	232
InnerWorkings, Inc.(Æ)	5,485	44	Applied Micro Circuits Corp.(Æ)	3,696	26
Itron, Inc.(Æ)	8,109	319	Aruba Networks, Inc.(Æ)	40,650	877
Jason Industries, Inc.(Æ)	7,700	80	Aspen Technology, Inc.(Æ)	9,351	352
Kadant, Inc.	3,819	149	Benchmark Electronics, Inc.(Æ)	15,967	354
Kelly Services, Inc. Class A(Æ)	444	7	Black Box Corp.	2,100	49
Knoll, Inc.	29,736	515	Blackbaud, Inc.	53,959	2,121
Layne Christensen Co.(Æ)	28,047	272	Bottomline Technologies de, Inc.(Æ)	28,748	793
Lexmark International, Inc. Class A	9,048	385	Brocade Communications Systems, Inc.	16,243	176
Manpowergroup, Inc.	3,246	227	Calix, Inc.(Æ)	18,000	172
Marten Transport, Ltd.	11,571	206	CEVA, Inc.(Æ)	32,778	441
Matson, Inc.	5,114	128	Ciber, Inc.(Æ)	5,951	21
MAXIMUS, Inc.	29,628	1,190	Cohu, Inc.(Å)(Þ)	35,689	427
McGrath RentCorp	6,515	223	Cohu, Inc.(Þ)	4,303	52
Mesa Laboratories, Inc.	7,617	440	Computer Task Group, Inc.	21,177	235
Mistras Group, Inc.(Æ)	7,521	154	comScore, Inc.(Æ)	4,199	153
Modine Manufacturing Co.(Æ)	10,015	119	Comtech Telecommunications Corp.	7,916	294
Moog, Inc. Class A(Æ)	659	45	CSG Systems International, Inc.	10,848	285
MYR Group, Inc.(Æ)	6,424	155	CYREN, Ltd.(Æ)(Ñ)	33,600	74
Navistar International Corp.(Æ)	500	16	Daktronics, Inc.	4,692	58
Old Dominion Freight Line, Inc.(Æ)	6,821	482	Datalink Corp.(Æ)	2,242	24
Orion Marine Group, Inc.(Æ)	7,575	75	Demand Media, Inc.(Æ)	7,800	69
Performant Financial Corp.(Æ)	10,986	89	Diebold, Inc.	26,222	927
Powell Industries, Inc.	8,368	342	Digital River, Inc.(Æ)	15,676	227
Primoris Services Corp.	6,372	171	Dolby Laboratories, Inc. Class A	1,500	63
Proto Labs, Inc.(Æ)	23,472	1,620	DTS, Inc.(Æ)	4,900	124
Quad/Graphics, Inc.	10,075	194	Electro Scientific Industries, Inc.	79,384	539
Raven Industries, Inc.	37,107	905	Ellie Mae, Inc.(Æ)	27,946	911
Regal-Beloit Corp.	14,275	917	Envestnet, Inc.(Æ)	20,810	937
Resources Connection, Inc.	50,336	702	Exa Corp.(Æ)	23,650	267
Rollins, Inc.	16,454	482	FEI Co.	347	26
Saia, Inc.(Æ)	20,237	1,003	FleetMatics Group PLC(Æ)(Ñ)	21,771	664
SkyWest, Inc.	64,070	498	FormFactor, Inc.(Æ)	100,860	723
Spartan Motors, Inc.	3,000	14	Glu Mobile, Inc.(Æ)(Ñ)	38,299	198
SPX Corp.	540	51	GSI Group, Inc.(Æ)	12,961	148
Sun Hydraulics Corp.	35,682	1,341	Guidance Software, Inc.(Æ)	2,200	15
Sykes Enterprises, Inc.(Æ)	2,057	41	Harmonic, Inc.(Æ)	34,096	216
Teledyne Technologies, Inc.(Æ)	5,679	534	Infinera Corp.(Æ)	7,421	79
TeleTech Holdings, Inc.(Æ)	5,674	140	Ingram Micro, Inc. Class A(Æ)	3,673	95
Tennant Co.	1,195	80	Insight Enterprises, Inc.(Æ)	11,371	257
Terex Corp.	500	16	Interactive Intelligence Group, Inc.(Æ)	13,954	583
Tidewater, Inc.	16,400	640	InterDigital, Inc.	3,461	137
Toro Co. (The)	2,321	137	Intevac, Inc.(Æ)	2,100	14

See accompanying notes which are an integral part of this quarterly report.

14 Aggressive Equity Fund

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Intralinks Holdings, Inc.(Æ)	4,335	35		Zynga, Inc. Class A(Æ)	22,500		61
InvenSense, Inc. Class A(Æ)(Ñ)	33,923	669					37,758
KEYW Holding Corp. (The)(Æ)(Ñ)	76,524	847
Kulicke & Soffa Industries, Inc.(Æ)	69,110	983		Utilities - 1.3%
Limelight Networks, Inc.(Æ)	27,975	65		Advantage Oil & Gas, Ltd.(Æ)	101,111		515
Manhattan Associates, Inc.(Æ)	937	31		Alaska Communications Systems Group, Inc.
ManTech International Corp. Class A	2,701	72		(Æ)	3,300		5
Mentor Graphics Corp.	10,450	214		Allete, Inc.	1,657		73
Mercury Systems, Inc.(Æ)	30,627	338		American States Water Co.	4,308		131
Micrel, Inc.	73,956	889		Artesian Resources Corp. Class A	1,268		25
MKS Instruments, Inc.	1,430	48		Avista Corp.	3,827		117
NetScout Systems, Inc.(Æ)	4,839	222		California Water Service Group	22,294		502
NIC, Inc.	54,056	932		IDT Corp. Class B	3,083		49
NVE Corp.(Æ)	6,556	424		Intelsat SA(Æ)	3,800		65
Oclaro, Inc.(Æ)	6,700	10		Laclede Group, Inc. (The)	9,948		461
Oplink Communications, Inc.	21,425	361		magicJack VocalTec, Ltd.(Æ)	4,700		46
Palo Alto Networks, Inc.(Æ)	800	78		New Jersey Resources Corp.	2,947		149
Park Electrochemical Corp.	5,290	125		PNM Resources, Inc.	4,928		123
PC Connection, Inc.	6,529	140		Portland General Electric Co.	700		22
Photronics, Inc.(Æ)	92,388	743		Southwest Gas Corp.	9,013		439
Plexus Corp.(Æ)	7,765	287		UIL Holdings Corp.	4,219		149
PMC Sierra, Inc.(Æ)	41,100	307		Unitil Corp.	5,685		177
Polycom, Inc.(Æ)	34,204	420		Vonage Holdings Corp.(Æ)	6,068		20
Progress Software Corp.(Æ)	5,482	132					3,068
Pros Holdings, Inc.(Æ)	25,160	634
QLogic Corp.(Æ)	29,248	268		Total Common Stocks
Quantum Corp.(Æ)	63,100	73		(cost $209,905)			225,627
Rightside Group, Ltd.(Æ)	900	9	Short	-Term Investments - 4.6%
RMG Networks Holding Corp.(Æ)	7,300	12		Russell U.S. Cash Management Fund	10,990,202	(8)	10,990
Ruckus Wireless, Inc.(Æ)	38,187	510		Total Short-Term Investments
Sanmina Corp.(Æ)	6,892	143		(cost $10,990)			10,990
Sapiens International Corp. NV(Æ)	14,985	111		Other Securities - 3.7%
SciQuest, Inc.(Æ)	31,296	470		Russell U.S. Cash Collateral Fund(×)	8,636,673	(8)	8,637
ShoreTel, Inc.(Æ)	18,847	126		Total Other Securities
Sigma Designs, Inc.(Æ)	11,700	50		(cost $8,637)			8,637
Silicon Image, Inc.(Æ)	24,100	121		Total Investments 103.4%
Silicon Laboratories, Inc.(Æ)	33,540	1,364		(identified cost $229,532)			245,254
Skyworks Solutions, Inc.	4,183	242
Sonus Networks, Inc.(Æ)	16,462	57
Sparton Corp.(Æ)	11,455	282		Other Assets and Liabilities, Net
SPS Commerce, Inc.(Æ)	25,269	1,343	-	(3.4%)			(7,967)
Stratasys, Ltd.(Æ)(Ñ)	5,228	631		Net Assets - 100.0%			237,287
Synaptics, Inc.(Æ)	3,800	278
Synchronoss Technologies, Inc.(Æ)	8,599	394
SYNNEX Corp.(Æ)	482	31
Synopsys, Inc.(Æ)	7,007	278
Syntel, Inc.(Æ)	2,654	234
Take-Two Interactive Software, Inc.(Æ)	10,265	237
TeleNav, Inc.(Æ)	15,073	101
Tessco Technologies, Inc.	17,875	518
Tessera Technologies, Inc.	13,533	360
Towerstream Corp.(Æ)(Ñ)	48,922	72
Tyler Technologies, Inc.(Æ)	19,870	1,757
Ultimate Software Group, Inc.(Æ)	2,170	307
United Online, Inc.	800	9
Verint Systems, Inc.(Æ)	4,401	244
Vishay Intertechnology, Inc.	32,956	471
Xcerra Corp.(Æ)	50,105	491

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 15

Russell Investment Funds Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal		Cost per	Cost	Fair Value
		Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities		Date	or shares		$	$	$
0.2%
Cohu, Inc.		11/19/07	35,689		10.67	381	427
							427
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures			106	USD	11,624	12/14	(679)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(679)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$35,168		$—			$—	$35,168
Consumer Staples	7,915		—			—	7,915
Energy	11,325		—			—	11,325
Financial Services	50,611		—			—	50,611
Health Care	23,959		—			—	23,959
Materials and Processing	14,484		—			—	14,484
Producer Durables	41,339		—			—	41,339
Technology	37,758		—			—	37,758
Utilities	3,068		—			—	3,068
Short-Term Investments	—		10,990			—	10,990
Other Securities	—		8,637			—	8,637
Total Investments	225,627		19,627			—	245,254

Other Financial Instruments
Futures Contracts	(679)		—			—	(679)
Total Other Financial Instruments*	$(679)		$—			$—	$(679)

*Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16 Aggressive Equity Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.1%			Canadian National Railway Co.	2,196	156
Australia - 0.6%			Canadian Natural Resources, Ltd.	3,209	125
Amcor, Ltd. Class A	3,666	36	Canadian Oil Sands, Ltd.	1,404	26
Australia & New Zealand Banking			Canadian Pacific Railway, Ltd.	6,352	1,318
Group, Ltd. - ADR	7,594	206	Cenovus Energy, Inc.	1,140	31
BHP Billiton, Ltd. - ADR	9,532	283	CI Financial Corp.	34,374	1,036
Brambles, Ltd.	4,724	39	Crescent Point Energy Corp.	1,275	46
Commonwealth Bank of Australia - ADR	4,829	318	Enbridge, Inc.	1,641	79
CSL, Ltd.	1,408	91	Husky Energy, Inc.	900	25
Insurance Australia Group, Ltd.	6,812	37	Imperial Oil, Ltd.	749	35
National Australia Bank, Ltd. - ADR	6,292	179	Loblaw Cos., Ltd.	20,533	1,028
Orica, Ltd.	25,059	415	Magna International, Inc. Class A	503	48
Origin Energy, Ltd.	2,247	29	National Bank of Canada	929	42
Santos, Ltd.	2,837	34	Pembina Pipeline Corp.	969	41
Scentre Group(Æ)	15,532	45	Power Corp. of Canada	1,080	30
Suncorp Group, Ltd.	3,547	44	Rogers Communications, Inc. Class B	1,103	41
Telstra Corp., Ltd.	12,751	59	Royal Bank of Canada - GDR	3,524	252
Wesfarmers, Ltd.	3,365	124	Shaw Communications, Inc. Class B	1,091	27
Westfield Corp.(Æ)	6,053	39	Suncor Energy, Inc.	43,873	1,587
Westpac Banking Corp.	8,512	240	Toronto Dominion Bank	5,474	270
Woodside Petroleum, Ltd.	1,874	67	TransCanada Corp.	2,123	109
Woolworths, Ltd.	3,700	111	Valeant Pharmaceuticals International,
		2,396	Inc.(Æ)	9,322	1,223
					13,802
Austria - 0.3%
Erste Group Bank AG	58,800	1,347	Cayman Islands - 0.8%
			Alibaba Group Holding, Ltd. - ADR(Æ)	6,696	595
Belgium - 0.5%			Baidu, Inc. - ADR(Æ)	5,716	1,247
Anheuser-Busch InBev NV	11,205	1,247	MGM China Holdings, Ltd.	340,400	980
KBC Groep NV(Æ)	11,398	607	SouFun Holdings, Ltd. - ADR(Ñ)	36,160	360
		1,854			3,182

Bermuda - 0.9%			Czech Republic - 0.2%
Li & Fung, Ltd.	970,000	1,103	CEZ AS	31,100	946
PartnerRe, Ltd.	8,475	931
RenaissanceRe Holdings, Ltd.	8,725	872	Denmark - 2.2%
Yue Yuen Industrial Holdings, Ltd.	253,700	769	AP Moeller - Maersk A/S Class A	11	25
		3,675	AP Moeller - Maersk A/S Class B	20	48
			Carlsberg A/S Class B	5,392	479
Brazil - 1.2%			Coloplast A/S Class B	16,844	1,411
BM&FBovespa SA	63,483	290	Danske Bank A/S	114,901	3,124
Brookfield Incorporacoes SA(Æ)	386,600	242	Novo Nordisk A/S Class B	37,702	1,804
Cielo SA	38,200	624	Novozymes A/S Class B	706	31
Embraer SA - ADR	50,800	1,992	TDC A/S	204,800	1,556
Itau Unibanco Holding SA - ADR	58,863	817			8,478
Kroton Educacional SA	107,200	674
		4,639	Finland - 0.4%
			Fortum OYJ	1,231	30
Canada - 3.5%			Kone OYJ Class B	1,009	41
Alimentation Couche-Tard, Inc. Class B	43,806	1,401	Sampo Oyj Class A	31,471	1,526
ARC Resources, Ltd.	911	24			1,597
Bank of Montreal	1,897	140
Bank of Nova Scotia (The)	3,615	224	France - 9.7%
BCE, Inc.	1,100	47	Air Liquide SA Class A	16,731	2,041
Brookfield Asset Management, Inc. Class			Bouygues SA - ADR	34,425	1,116
A(Æ)	38,200	1,717	Capital Gemini SA	38,862	2,790
Brookfield Asset Management, Inc.			Casino Guichard Perrachon SA(Æ)	3,800	409
Class A	1,424	64	Christian Dior SA	139	23
Canadian Imperial Bank of Commerce(Þ)	806	72	Credit Agricole SA	72,043	1,087
Canadian National Railway Co.(Æ)(Þ)	35,778	2,538	Danone SA	30,620	2,050

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dassault Systemes SA	7,549	485	Link REIT (The)(ö)	7,000	40
Essilor International SA	616	68	Power Assets Holdings, Ltd.	4,000	35
Faurecia	32,155	1,028	Sun Hung Kai Properties, Ltd.	2,000	28
GDF Suez	50,868	1,276	Tencent Holdings, Ltd.(Æ)	105,500	1,570
Lagardere SCA	9,383	251			8,794
Legrand SA - ADR	19,604	1,020
L'Oreal SA	638	101	India - 1.4%
LVMH Moet Hennessy Louis Vuitton			HDFC Bank, Ltd. - ADR	42,544	1,982
SA - ADR	12,359	2,009	Housing Development Finance Corp.	68,997	1,179
Natixis SA	66,883	460	Reliance Industries, Ltd.	40,617	622
Pernod Ricard SA	17,817	2,017	Tata Motors, Ltd. - ADR	39,649	1,733
Publicis Groupe SA - ADR(Æ)	15,728	1,080			5,516
Rallye SA	37,885	1,655
Safran SA	665	43	Indonesia - 0.4%
Sanofi - ADR	40,907	4,629	Bank Rakyat Indonesia Persero Tbk PT	1,606,000	1,374
Schneider Electric SE(Æ)	49,214	3,779	Telekomunikasi Indonesia Persero Tbk
Sodexo	278	27	PT	1,498,000	358
Total SA	61,788	4,015			1,732

Unibail-Rodamco SE(ö)	133	34	Ireland - 0.7%
Valeo SA	6,860	763	CRH PLC	78,600	1,796
Vallourec SA	46,644	2,146	Kerry Group PLC Class A	384	27
Vinci SA	28,320	1,645	Ryanair Holdings PLC - ADR(Æ)	17,821	1,006
Vivendi SA - ADR(Æ)	1,749	42			2,829
		38,089
			Israel - 1.1%
Germany - 6.6%			Check Point Software Technologies, Ltd.
Adidas AG	629	47	(Æ)	6,505	451
Allianz SE	614	100	Teva Pharmaceutical Industries, Ltd.
BASF SE	2,374	218	- ADR	68,577	3,686
Bayer AG	32,932	4,612	Teva Pharmaceutical Industries, Ltd.	1,338	72
Bayerische Motoren Werke AG	11,930	1,281			4,209
Beiersdorf AG(Æ)	18,042	1,507
Continental AG	9,338	1,777	Italy - 2.1%
Daimler AG	32,300	2,477	Enel SpA	196,150	1,041
Deutsche Boerse AG	45,858	3,089	ENI SpA - ADR(Ñ)	152,744	3,641
Deutsche Post AG	2,576	83	Intesa Sanpaolo SpA	564,717	1,716
Fresenius Medical Care AG & Co. KGaA	626	44	Saipem SpA - ADR(Æ)	31,017	660
Fresenius SE & Co. KGaA	1,062	53	Snam Rete Gas SpA	6,035	33
Henkel AG & Co. KGaA	309	29	Telecom Italia SpA(Æ)	879,650	1,008
Linde AG	10,423	2,002			8,099
Merck KGaA	16,646	1,535
MTU Aero Engines AG	4,189	358	Japan - 13.8%
Muenchener Rueckversicherungs AG	492	97	Amada Co., Ltd.	170,800	1,627
ProSiebenSat.1 Media AG	20,406	813	Asahi Group Holdings, Ltd.	1,100	32
Rational AG	1,744	519	Astellas Pharma, Inc.	115,600	1,721
SAP SE - ADR	25,289	1,824	Canon, Inc.	60,300	1,963
Siemens AG	14,980	1,786	Dai-ichi Life Insurance Co., Ltd. (The)	47,150	700
Volkswagen AG	6,866	1,425	Daikin Industries, Ltd.	28,800	1,785
		25,676	Daito Trust Construction Co., Ltd.	9,300	1,099
			Denso Corp.	44,700	2,061
Hong Kong - 2.3%			Eisai Co., Ltd.	700	28
AIA Group, Ltd.	589,400	3,049	FANUC Corp.	14,300	2,583
Cheung Kong Holdings, Ltd.	3,000	49	Fuji Heavy Industries, Ltd.	43,900	1,451
China Mobile, Ltd.	152,000	1,758	Hitachi, Ltd.	265,000	2,024
CLP Holdings, Ltd.	5,500	44	Honda Motor Co., Ltd.	128,600	4,457
Global Brands Group Holdings, Ltd.(Æ)	2,372,000	522	Hoya Corp.	89,100	2,992
Guangdong Investment, Ltd.	529,200	618	Inpex Corp.	83,500	1,180
Hang Seng Bank, Ltd.	2,200	35	Isuzu Motors, Ltd.	40,500	572
Hong Kong & China Gas Co., Ltd.	18,360	40	ITOCHU Corp.	257,300	3,143
Lenovo Group, Ltd.	676,000	1,006

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Tobacco, Inc.	32,200	1,047	Marine Harvest ASA	41,350	579
Kao Corp.	35,000	1,364	Orkla ASA	156,600	1,416
KDDI Corp.	17,200	1,034	Statoil ASA Class N	3,152	86
Keyence Corp.	2,700	1,173	TE Connectivity, Ltd.	29,140	639
Kyocera Corp.	19,700	918			5,276
Mabuchi Motor Co., Ltd.	31,700	2,764
Mitsubishi Corp.	2,500	51	Russia - 0.5%
Mitsubishi UFJ Financial Group, Inc.	156,700	886	Gazprom OAO - ADR(Æ)	243,440	1,714
MS&AD Insurance Group Holdings, Inc.	17,700	386	Sberbank of Russia - ADR	49,265	390
Nippon Telegraph & Telephone Corp.	1,100	68			2,104
Nitori Holdings Co., Ltd.	13,900	861
NTT DOCOMO, Inc.	58,400	974	Singapore - 1.7%
ORIX Corp.	98,900	1,364	DBS Group Holdings, Ltd.	122,000	1,761
Secom Co., Ltd.	22,200	1,323	Jardine Cycle & Carriage, Ltd.	69,500	2,338
Seven & I Holdings Co., Ltd.	1,400	54	Keppel Corp., Ltd. - ADR	4,000	33
Shin-Etsu Chemical Co., Ltd.	45,600	2,980	Oversea-Chinese Banking Corp., Ltd.	7,875	60
SMC Corp.	4,100	1,131	Singapore Telecommunications, Ltd.	168,000	501
Sompo Japan Nipponkoa Holdings, Inc.	25,600	621	United Overseas Bank, Ltd.	115,100	2,021
Start Today Co., Ltd.	13,500	294			6,714

Sumitomo Corp.	129,000	1,424	South Africa - 0.5%
Sumitomo Mitsui Financial Group, Inc.	63,300	2,581	Bidvest Group, Ltd.(Æ)	37,778	957
Takeda Pharmaceutical Co., Ltd.	2,100	91	Discovery Holdings, Ltd.	132,149	1,152
Terumo Corp.	35,900	861			2,109
Tokyo Gas Co., Ltd.	6,000	34
Toyota Motor Corp.	7,300	430	South Korea - 1.1%
		54,132	Hana Financial Group, Inc.	25,755	940
			Hankook Tire Co., Ltd.	21,000	1,025
Jersey - 1.0%			Samsung Electronics Co., Ltd.	800	898
Delphi Automotive PLC	11,727	719	Shinhan Financial Group Co., Ltd.	27,071	1,246
Experian PLC	2,901	46			4,109
WPP PLC	164,594	3,309
		4,074	Spain - 1.3%
			Amadeus IT Holding SA Class A	58,245	2,179
Kenya - 0.2%			Banco Santander SA - ADR	261,475	2,514
Safaricom, Ltd.	4,033,700	583	Iberdrola SA	8,286	59

Luxembourg - 0.0%			Inditex SA(Æ)	3,750	104
SES SA	885	31	Indra Sistemas SA	24,775	347
Tenaris SA	1,276	29	Telefonica SA - ADR	2,371	37
		60			5,240

Netherlands - 6.4%			Sweden - 1.2%
Aegon NV	259,700	2,143	Assa Abloy AB Class B	1,058	55
Akzo Nobel NV	40,469	2,773	Atlas Copco AB Class A	49,605	1,423
Delta Lloyd NV	97,200	2,344	Atlas Copco AB Class B	1,129	29
Heineken NV	14,129	1,057	Hennes & Mauritz AB Class B	29,060	1,206
ING Groep NV(Æ)	454,136	6,488	Nordea Bank AB	4,533	59
Koninklijke Ahold NV(Æ)	2,010	33	Sandvik AB	141,500	1,596
Koninklijke KPN NV(Æ)	415,700	1,332	Svenska Cellulosa AB SCA Class B	1,801	43
Koninklijke Philips NV	59,822	1,909	Svenska Handelsbanken AB Class A	1,415	67
NN Group NV(Æ)	38,535	1,118	Telefonaktiebolaget LM Ericsson Class B	7,222	92
NXP Semiconductor NV(Æ)	13,385	916	TeliaSonera AB	6,712	46
Randstad Holding NV(Æ)	34,979	1,628			4,616

Reed Elsevier NV(Æ)	40,852	927	Switzerland - 10.5%
STMicroelectronics NV	164,450	1,271	ABB, Ltd.(Æ)	99,007	2,227
Unilever NV	25,612	1,020	ABB, Ltd. - ADR(Æ)	24,900	558
		24,959	ACE, Ltd.	8,750	918

Norway - 1.4%			Actelion, Ltd.(Æ)	11,959	1,407
DNB ASA	136,500	2,556	Adecco SA(Æ)	9,869	670
			Cie Financiere Richemont SA	1,473	121

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Credit Suisse Group AG(Æ)	122,862	3,406	Compass Group PLC(Æ)	298,717	4,826
GAM Holding AG(Æ)	25,726	445	Dairy Crest Group PLC	161,309	1,004
Geberit AG	4,449	1,439	Diageo PLC	56,495	1,635
Givaudan SA(Æ)	27	43	DS Smith PLC Class F	450,850	1,946
Helvetia Holding AG	800	388	Ensco PLC Class A	537	22
Julius Baer Group, Ltd.(Æ)	22,227	998	GlaxoSmithKline PLC - ADR	162,739	3,728
Kuehne & Nagel International AG	4,036	510	Hays PLC	154,629	292
Lonza Group AG(Æ)	16,200	1,958	HSBC Holdings PLC	407,257	4,133
Nestle SA	67,664	4,980	Imperial Tobacco Group PLC	107,945	4,662
Novartis AG	55,394	5,231	Intercontinental Hotels Group PLC(Æ)	22,732	877
OC Oerlikon Corp. AG(Æ)	88,700	1,106	Johnson Matthey PLC	501	24
Partners Group Holding AG	4,757	1,253	Kingfisher PLC	6,906	36
Roche Holding AG	17,130	5,079	Land Securities Group PLC(ö)	2,069	35
SGS SA	16	33	National Grid PLC	186,001	2,677
Sika AG	195	676	Next PLC	453	49
Sonova Holding AG	5,471	874	Prudential PLC	29,144	650
Swatch Group AG (The) Class B	89	42	Reckitt Benckiser Group PLC	23,746	2,059
Swiss Life Holding AG(Æ)	6,500	1,554	Reed Elsevier PLC	3,355	54
Swisscom AG	68	39	Rio Tinto PLC(Æ)	24,851	1,221
Syngenta AG	270	86	Rolls-Royce Holdings PLC(Æ)	57,607	901
TE Connectivity, Ltd.	955	53	Royal Bank of Scotland Group PLC(Æ)	195,545	1,167
UBS AG(Æ)	181,082	3,160	Royal Dutch Shell PLC Class A	147,433	5,647
Zurich Insurance Group AG(Æ)	6,289	1,876	Royal Dutch Shell PLC Class B	7,282	288
		41,130	RSA Insurance Group PLC(Æ)	65,481	514
			SABMiller PLC - ADR	2,845	158
Taiwan - 1.6%			Scottish & Southern Energy PLC	1,077	27
Hon Hai Precision Industry Co., Ltd.	727,594	2,296	Shire PLC - ADR(Æ)	1,764	153
MediaTek, Inc.	69,000	1,022	Smith & Nephew PLC	2,723	46
Taiwan Semiconductor Manufacturing			Smiths Group PLC	54,381	1,114
Co., Ltd. - ADR	91,798	1,852	St. James's Place PLC	94,756	1,121
Teco Electric and Machinery Co., Ltd.	1,196,900	1,230	Standard Chartered PLC	94,166	1,741
		6,400	Tesco PLC	21,220	64
			Travis Perkins PLC	82,850	2,235
Thailand - 0.4%			Unilever PLC	41,675	1,746
Charoen Pokphand Foods PCL	1,496,300	1,396	United Utilities Group PLC	1,806	24
Kasikornbank PCL Class R	44,700	323	Vodafone Group PLC	691,086	2,290
		1,719	Whitbread PLC	500	34

United Kingdom - 16.0%					62,444
AMEC PLC - GDR	29,900	535	United States - 1.6%
ARM Holdings PLC	25,424	373	Autoliv, Inc.	246	23
Associated British Foods PLC	1,094	48	Joy Global, Inc.	27,200	1,483
AstraZeneca PLC - ADR(Æ)	2,873	207	NCR Corp.(Æ)	14,910	498
Aviva PLC	135,361	1,149	News Corp.(Æ)	35,235	568
Babcock International Group PLC	1,451	26	News Corp. Class A(Æ)	76,275	1,247
BAE Systems PLC	4,995	38	Philip Morris International, Inc.	9,400	784
Barclays PLC	853,393	3,147	Yum! Brands, Inc.	21,899	1,577
Berkeley Group Holdings PLC	21,531	785			6,180
BG Group PLC	133,030	2,458
BHP Billiton PLC	1,901	53	Total Common Stocks
BP PLC	275,029	2,022	(cost $303,096)		368,709
British American Tobacco PLC	5,581	315	Preferred Stocks - 0.2%
British Land Co. PLC (The)(ö)	2,635	30	Brazil - 0.2%
British Sky Broadcasting Group PLC	11,215	160	Usinas Siderurgicas de Minas Gerais
BT Group PLC	23,715	146	SA(Æ)	238,675	621
Bunzl PLC	965	25
Burberry Group PLC	1,029	25	Germany - 0.0%
Capita PLC	66,395	1,252	Henkel AG & Co. KGaA	519	52
Carillion PLC	76,100	376
Centrica PLC	14,750	74

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Total Preferred Stocks
(cost $1,006)			673
Short-Term Investments - 4.7%
United States - 4.7%
Russell U.S. Cash Management Fund	18,135,750	(8)	18,136
Total Short-Term Investments
(cost $18,136)			18,136
Other Securities - 0.4%
Russell U.S. Cash Collateral Fund(×)	1,676,926	(8)	1,677
Total Other Securities
(cost $1,677)			1,677
Total Investments 99.4%
(identified cost $323,915)			389,195
Other Assets and Liabilities, Net
- 0.6%			2,445
Net Assets - 100.0%			391,640

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC 40 Index Futures	37	EUR	1,633	10/14	2
DAX Index Futures	8	EUR	1,898	12/14	(47)
EURO STOXX 50 Index Futures	120	EUR	3,868	12/14	20
FTSE 100 Index Futures	37	GBP	2,444	12/14	(79)
Hang Seng Index Futures	5	HKD	5,705	10/14	(34)
NIKKEI 225 Index Futures	157	JPY	1,271,700	12/14	336
S&P/TSX 60 Index Futures	13	CAD	2,239	12/14	(68)
SPI 200 Index Futures	12	AUD	1,585	12/14	(46)
TOPIX Index Futures	31	JPY	411,215	12/14	90
Short Positions
MSCI Emerging Markets Mini Index Futures	234	USD	11,732	12/14	754
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					928

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of America	AUD		100	USD		90	12/17/14	3
Bank of America	AUD		100	USD		87	12/17/14	—
Bank of America	CAD		100	USD		91	12/17/14	2
Bank of America	EUR		200	USD		255	12/17/14	2
Bank of America	EUR		250	USD		324	12/17/14	9
Bank of America	GBP		100	USD		163	12/17/14	1
Bank of America	GBP		150	USD		244	12/17/14	1
Bank of America	JPY		10,000	USD		92	12/17/14	1
Bank of America	JPY		20,000	USD		187	12/17/14	4
Bank of New York	USD		91	AUD		100	12/17/14	(4)
Bank of New York	USD		89	CAD		100	12/17/14	—
Bank of New York	USD		91	CAD		100	12/17/14	(2)
Bank of New York	USD		25	EUR		20	10/03/14	—
Bank of New York	USD		381	EUR		300	12/17/14	(2)
Bank of New York	USD		389	EUR		300	12/17/14	(11)
Bank of New York	USD		30	GBP		19	10/03/14	—
Bank of New York	USD		161	GBP		100	12/17/14	1
Bank of New York	USD		162	GBP		100	12/17/14	—
Bank of New York	USD		6	HKD		44	10/06/14	—
Bank of New York	USD		94	JPY		10,000	12/17/14	(3)
Bank of New York	CAD		100	USD		91	12/17/14	2
Bank of New York	EUR		100	USD		129	12/17/14	3
Bank of New York	GBP		111	USD		181	10/02/14	1
Bank of New York	HKD		12	USD		2	10/06/14	—
Bank of New York	JPY		10,000	USD		93	12/17/14	1
Barclays	CAD		100	USD		89	12/17/14	—
Barclays	EUR		200	USD		254	12/17/14	2
Barclays	GBP		100	USD		162	12/17/14	—
Brown Brothers Harriman	USD		88	AUD		100	12/17/14	(1)
Brown Brothers Harriman	USD		90	CAD		100	12/17/14	(1)
Brown Brothers Harriman	USD		386	EUR		300	12/17/14	(6)
Brown Brothers Harriman	USD		24	GBP		15	10/03/14	—
Brown Brothers Harriman	USD		164	GBP		100	12/17/14	(2)
Brown Brothers Harriman	USD		102	HKD		792	10/06/14	—
Brown Brothers Harriman	USD		50	JPY		5,505	10/03/14	—
Brown Brothers Harriman	USD		92	JPY		10,000	12/17/14	(1)
Brown Brothers Harriman	EUR		8	USD		9	10/03/14	—
Citigroup	USD		3	HKD		24	10/03/14	—
Citigroup	JPY		7,878	USD		72	10/02/14	—

See accompanying notes which are an integral part of this quarterly report.

22 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
Credit Suisse	USD		7	GBP	4	10/01/14	—
Credit Suisse	USD		13	HKD	99	10/01/14	—
Credit Suisse	USD		39	JPY	3,720	10/01/14	(5)
Credit Suisse	USD		50	JPY	5,103	10/01/14	(3)
Credit Suisse	AUD		6	USD	5	10/01/14	—
Credit Suisse	CAD		1	USD	—	10/01/14	—
Credit Suisse	EUR		85	USD	102	10/01/14	(6)
HSBC	USD		272	HKD	2,110	12/17/14	(1)
JPMorgan Chase	USD		272	HKD	2,110	12/17/14	(1)
Northern Trust	USD		184	AUD	200	12/17/14	(10)
Northern Trust	USD		273	CAD	300	12/17/14	(5)
Northern Trust	USD		904	EUR	700	12/17/14	(20)
Northern Trust	USD		322	GBP	200	12/17/14	2
Northern Trust	USD		472	JPY	50,000	12/17/14	(16)
State Street	USD		87	AUD	100	12/17/14	—
State Street	USD		90	AUD	100	12/17/14	(3)
State Street	USD		90	AUD	100	12/17/14	(3)
State Street	USD		1,011	AUD	1,113	12/17/14	(42)
State Street	USD		89	CAD	100	12/17/14	—
State Street	USD		90	CAD	100	12/17/14	(1)
State Street	USD		135	CAD	150	12/17/14	(1)
State Street	USD		1,249	CAD	1,375	12/17/14	(24)
State Street	USD		10	CHF	10	10/03/14	—
State Street	USD		18	EUR	14	10/01/14	—
State Street	USD		23	EUR	18	10/02/14	—
State Street	USD		129	EUR	100	12/17/14	(3)
State Street	USD		259	EUR	200	12/17/14	(6)
State Street	USD		379	EUR	300	12/17/14	—
State Street	USD		518	EUR	400	12/17/14	(13)
State Street	USD		6,543	EUR	5,069	12/17/14	(137)
State Street	USD		12	GBP	7	10/01/14	—
State Street	USD		18	GBP	11	10/02/14	—
State Street	USD		7	GBP	4	10/03/14	—
State Street	USD		162	GBP	100	12/17/14	—
State Street	USD		162	GBP	100	12/17/14	—
State Street	USD		325	GBP	200	12/17/14	(1)
State Street	USD		2,781	GBP	1,725	12/17/14	13
State Street	USD		26	HKD	200	12/17/14	—
State Street	USD		129	HKD	1,000	12/17/14	—
State Street	USD		45	JPY	4,913	10/02/14	—
State Street	USD		186	JPY	20,335	10/02/14	(1)
State Street	USD		94	JPY	10,000	12/17/14	(2)
State Street	USD		182	JPY	20,000	12/17/14	—
State Street	USD		186	JPY	20,000	12/17/14	(4)
State Street	USD		187	JPY	20,000	12/17/14	(4)
State Street	USD		1,630	JPY	173,890	12/17/14	(43)
State Street	USD		13	THB	410	10/01/14	—
State Street	USD		18	THB	592	10/02/14	—
State Street	AUD		9	USD	8	10/03/14	—
State Street	AUD		100	USD	89	12/17/14	2
State Street	CAD		8	USD	7	09/30/14	—
State Street	CAD		100	USD	90	12/17/14	1
State Street	CHF		13	USD	13	10/01/14	—
State Street	CHF		16	USD	17	10/01/14	—
State Street	CHF		3	USD	3	10/02/14	—
State Street	CHF		4	USD	4	10/03/14	—
State Street	EUR		1	USD	2	10/01/14	—
State Street	EUR		10	USD	13	10/01/14	—
State Street	EUR		12	USD	16	10/01/14	—
State Street	EUR		17	USD	22	10/01/14	—
State Street	EUR		16	USD	20	10/02/14	—

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 23

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount	Amount			(Depreciation)
Counterparty		Sold	Bought		Settlement Date	$
State Street	EUR	1	USD	2	10/03/14	—
State Street	EUR	8	USD	10	10/03/14	—
State Street	EUR	100	USD	129	12/17/14	2
State Street	EUR	100	USD	128	12/17/14	2
State Street	GBP	60	USD	98	12/17/14	1
State Street	JPY	12,774	USD	117	10/01/14	1
State Street	JPY	10,000	USD	92	12/17/14	1
State Street	SGD	1	USD	1	10/03/14	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(330)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$2,396		$—		$—	$2,396
Austria	1,347		—		—	1,347
Belgium	1,854		—		—	1,854
Bermuda	3,675		—		—	3,675
Brazil	4,639		—		—	4,639
Canada	13,802		—		—	13,802
Cayman Islands	3,182		—		—	3,182
Czech Republic	946		—		—	946
Denmark	8,478		—		—	8,478
Finland	1,597		—		—	1,597
France	38,089		—		—	38,089
Germany	25,676		—		—	25,676
Hong Kong	8,794		—		—	8,794
India	5,516		—		—	5,516
Indonesia	1,732		—		—	1,732
Ireland	2,829		—		—	2,829
Israel	4,209		—		—	4,209
Italy	8,099		—		—	8,099
Japan	54,132		—		—	54,132
Jersey	4,074		—		—	4,074
Kenya	583		—		—	583
Luxembourg	60		—		—	60
Netherlands	24,959		—		—	24,959
Norway	5,276		—		—	5,276
Russia	2,104		—		—	2,104
Singapore	6,714		—		—	6,714
South Africa	2,109		—		—	2,109
South Korea	4,109		—		—	4,109
Spain	5,240		—		—	5,240
Sweden	4,616		—		—	4,616
Switzerland	41,130		—		—	41,130
Taiwan	6,400		—		—	6,400
Thailand	1,719		—		—	1,719
United Kingdom	62,444		—		—	62,444
United States	6,180		—		—	6,180
Preferred Stocks	673		—		—	673
Short-Term Investments	—		18,136		—	18,136
Other Securities	—		1,677		—	1,677
Total Investments	369,382		19,813		—	389,195

See accompanying notes which are an integral part of this quarterly report.

24 Non-U.S. Fund

Russell Investment Funds Non-U.S. Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total

Other Financial Instruments
Futures Contracts		928		—		—		928
Foreign Currency Exchange Contracts		(13)		(317)		—		(330)
Total Other Financial Instruments*		$915		$(317)		$—		$598

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 25

Russell Investment Funds Core Bond Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 72.4%			Series 2012-1 Class A3
Asset-Backed Securities - 9.2%			0.780% due 06/15/16	601	602
Access Group, Inc.			Bayview Financial Acquisition Trust
Series 2008-1 Class A			Series 2006-A Class 1A3
1.534% due 10/27/25 (Ê)	432	435	5.865% due 02/28/41	190	194
Ally Auto Receivables Trust			BMW Vehicle Owner Trust
0.480% due 02/15/17	1,600	1,600	Series 2011-A Class A4
Series 2011-1 Class A4			1.030% due 02/26/18	879	881
2.230% due 03/15/16	176	176	Brazos Higher Education Authority
			Series 2010-1 Class A2
Series 2012-1 Class A4			1.438% due 02/25/35 (Ê)	500	517
1.210% due 07/15/16	475	477	Series 2011-2 Class A3
Series 2012-3 Class A3			1.234% due 10/27/36 (Ê)	410	416
0.850% due 08/15/16	2,090	2,092

Series 2012-4 Class A3			CarFinance Series 2014-1A Capital Auto Class Trust A
0.590% due 01/17/17	1,666	1,668	1.460% due 12/17/18 (Þ)	657	658
Series 2013-1 Class A2			CCG Receivables Trust
0.460% due 10/15/15	6	6	Series 2013-1 Class A2
Series 2014-2 Class A2			1.050% due 08/14/20 (Þ)	753	754
0.680% due 07/17/17	800	800	Series 2014-1 Class A2
Ally Master Owner Trust			1.060% due 11/15/21 (Þ)	440	440
Series 2013-1 Class A2			CFC LLC
1.000% due 02/15/18	835	836	Series 2013-1A Class A
Alm Loan Funding			1.650% due 07/17/17 (Þ)	114	114
Series 2012-7A Class A1			Chase Issuance Trust
1.654% due 10/19/24 (Ê)(Þ)	450	449	Series 2012-A3 Class A3
American Express Credit Account			0.790% due 06/15/17	1,345	1,348
Master Trust
Series 2012-2 Class A			Chesapeake Funding LLC
0.680% due 03/15/18	350	351	Series 2012-1A Class A
			0.906% due 11/07/23 (Ê)(Þ)	847	850
American Homes 4 Rent			Series 2014-1A Class C
Series 2014-SFR2 Class A
3.786% due 10/17/36 (Þ)	585	585	1.356% due 03/07/26 (Ê)(Þ)	200	200
American Money Management Corp.			CIT Education Loan Trust
1.680% due 07/27/26	500	500	Series 2007-1 Class A
AmeriCredit Automobile Receivables			0.324% due 03/25/42 (Ê)(Þ)	394	376
Trust			Citibank Credit Card Issuance Trust
Series 2011-3 Class B			Series 2005-A2 Class A2
2.280% due 06/08/16	43	43	4.850% due 03/10/17	1,800	1,836
Series 2012-4 Class A3			Series 2006-A7 Class A7
0.670% due 06/08/17	1,213	1,214	0.294% due 12/17/18 (Ê)	1,295	1,291
Series 2012-5 Class A3			Citibank Omni Master Trust
0.620% due 06/08/17	643	643	Series 2009-A17 Class A17
Series 2013-1 Class A2			4.900% due 11/15/18 (Þ)	1,600	1,609
0.490% due 06/08/16	12	12	Citigroup Mortgage Loan Trust, Inc.
Series 2013-2 Class A2			Series 2007-WFH1 Class A3
0.530% due 11/08/16	390	390	0.305% due 01/25/37 (Ê)	785	770
Series 2013-3 Class A2			Series 2007-WFH1 Class A4
0.680% due 10/11/16	363	363	0.355% due 01/25/37 (Ê)	934	846
Series 2014-2 Class A2B			Conseco Financial Corp.
0.436% due 10/10/17 (Ê)	1,265	1,265	Series 1999-2 Class A5
			6.680% due 12/01/30	44	44

Ameriquest 0.580% due Mortgage 07/25/35 Securities, Inc.	970	969	Countrywide Asset-Backed Certificates
Asset Backed Securities Corp. Home			Series 2006-3 Class 2A2
Equity			0.335% due 06/25/36 (Ê)	90	87
Series 2005-HE5 Class M3			Series 2007-4 Class A2
0.875% due 06/25/35 (Ê)	1,050	977	5.530% due 04/25/47	174	170
Series 2006-HE5 Class A5			Discover Card Execution Note Trust
0.395% due 07/25/36 (Ê)	1,200	1,005	Series 2012-A1 Class A1
Babson CLO, Ltd.			0.810% due 08/15/17	1,270	1,272
1.713% due 07/12/25	470	470	DT Auto Owner Trust
Bank of America Auto Trust			Series 2013-2A Class A
			0.810% due 09/15/16 (Þ)	312	312

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Education Loan Asset-Backed Trust I			Series 2007-HE1 Class AF6
Series 2013-1 Class B1			4.569% due 03/25/47	1,635	1,262
1.156% due 11/25/33 (Ê)(Þ)	1,064	991	Landmark VII CDO, Ltd.
Educational Funding of the South, Inc.			Series 2006-7A Class A1L
Series 2011-1 Class A2			0.509% due 07/15/18 (Ê)(Þ)	38	38
0.884% due 04/25/35 (Ê)	450	451	Lehman XS Trust
EFS Volunteer LLC			Series 2006-9 Class A1B
Series 2010-1 Class A2			0.315% due 05/25/46 (Ê)	124	102
1.084% due 10/25/35 (Ê)(Þ)	500	505	Series 2006-13 Class 1A2
Exeter Automobile Receivables Trust			0.325% due 09/25/36 (Ê)	121	101
Series 2013-1A Class A			Series 2006-19 Class A2
1.290% due 10/16/17 (Þ)	114	114	0.325% due 12/25/36 (Ê)	123	101
Fannie Mae Grantor Trust			Long Beach Mortgage Loan Trust
Series 2003-T4 Class 2A5			Series 2004-4 Class 1A1
5.407% due 09/26/33	48	52	0.715% due 10/25/34 (Ê)	5	4
Federal Home Loan Mortgage Corp.			Series 2004-4 Class M1
Structured Pass Through Securities			1.055% due 10/25/34 (Ê)	1,200	1,135
Series 2000-30 Class A5			Merrill Lynch First Franklin Mortgage
8.402% due 12/25/30	33	35	Loan Trust
Ford Credit Auto Owner Trust			Series 2007-1 Class A2B
Series 2011-B Class A4			0.325% due 04/25/37 (Ê)	111	65
1.350% due 12/15/16	243	244	Series 2007-4 Class 2A2
Series 2012-A Class A3			0.275% due 07/25/37 (Ê)	783	491
0.840% due 08/15/16	144	145	Montana Higher Education Student
Series 2012-D Class A3			Assistance Corp.
0.510% due 04/15/17	448	448	Series 2012-1 Class A3
Series 2014-A Class A2			1.204% due 07/20/43 (Ê)	650	656
0.480% due 11/15/16	476	476	Morgan Stanley ABS Capital I, Inc. Trust
Global SC Finance SRL			Series 2007-HE5 Class A2C
3.090% due 07/17/29	570	564	0.405% due 03/25/37 (Ê)	727	426
GM Financial Leasing			Series 2007-HE5 Class A2D
Series 2014-1A Class B			0.495% due 03/25/37 (Ê)	727	431
1.760% due 05/21/18 (Þ)	610	612	Motor PLC
Green Tree			Series 2012-12A Class A1C
Series 2008-MH1 Class A2			1.286% due 02/25/20 (Þ)	78	78
8.970% due 04/25/38 (Þ)	518	550	Navient Student Loan Trust
Higher Education Funding I			Series 2014-2 Class A
Series 2014-1 Class A			0.797% due 03/25/43 (Ê)	995	996
1.288% due 05/25/34 (Ê)(Þ)	461	459	Series 2014-3 Class A
Honda Auto Receivables Owner Trust			0.777% due 03/25/43 (Ê)	995	996
Series 2012-2 Class A3			Series 2014-4 Class A
0.700% due 02/16/16	543	544	0.832% due 03/25/43 (Ê)	855	855
Series 2013-2 Class A2			Nelnet Student Loan Trust
0.370% due 10/16/15	72	72	Series 2014-4A Class A2
Hyundai Auto Receivables Trust			1.105% due 11/25/43 (Ê)(Þ)	470	470
Series 2010-A Class A4			Nissan Auto Lease Trust
2.450% due 12/15/16	699	701	Series 2012-B Class A4
Series 2011-B Class A4			0.740% due 09/17/18	125	125
1.650% due 02/15/17	128	128	Nissan Auto Receivables Owner Trust
Series 2011-C Class A4			Series 2011-B Class A3
1.300% due 02/15/18	1,188	1,195	0.950% due 02/16/16	100	100
Series 2012-A Class A3			Series 2011-B Class A4
0.720% due 03/15/16	19	19	1.240% due 01/16/18	1,165	1,172
ING Investment Management CLO			NOB Hill CLO, Ltd.
1.379% due 04/25/25	500	494	Series 2006-1A Class A1
JGWPT XXX LLC			0.484% due 08/15/18 (Ê)(Þ)	35	35
Series 2013-3A Class A			OHA Credit Partners VII, Ltd.
4.080% due 01/17/73 (Þ)	302	314	Series 2012-7A Class A
JGWPT XXXII LLC			1.652% due 11/20/23 (Ê)(Þ)	450	449
Series 2014-2A Class A			Popular ABS Mortgage Pass-Through
3.610% due 01/17/73 (Þ)	395	395	Trust
JPMorgan Mortgage Acquisition Corp.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-6 Class A3			Series 2014-A Class A2B
4.371% due 01/25/36	74	69	1.304% due 01/15/26 (Ê)(Þ)	310	313
Series 2006-C Class A4			SLM Student Loan Trust
0.405% due 07/25/36 (Ê)	1,380	1,294	0.349% due 01/25/27	1,005	992
Series 2006-D Class A3			Series 2003-11 Class A6
0.415% due 11/25/46 (Ê)	1,500	1,308	0.984% due 12/15/25 (Ê)(Þ)	350	350
Prestige Auto Receivables Trust			Series 2004-8 Class B
Series 2013-1A Class A2			0.694% due 01/25/40 (Ê)	134	122
1.090% due 02/15/18 (Þ)	145	145	Series 2006-2 Class A6
Series 2014-1A Class A3			0.404% due 01/25/41 (Ê)	570	525
1.520% due 04/15/20 (Þ)	403	402	Series 2006-8 Class A6
RAMP Trust			0.394% due 01/25/41 (Ê)	570	518
Series 2003-RS9 Class AI6A			Series 2007-6 Class B
5.995% due 10/25/33	299	314	1.084% due 04/27/43 (Ê)	195	178
Series 2003-RS11 Class AI6A			Series 2008-2 Class B
5.980% due 12/25/33	103	112	1.434% due 01/25/29 (Ê)	205	186
RASC Trust			Series 2008-3 Class B
Series 2003-KS4 Class AIIB			1.434% due 04/25/29 (Ê)	205	189
0.735% due 06/25/33 (Ê)	24	21	Series 2008-4 Class A4
Red River CLO, Ltd.			1.884% due 07/25/22 (Ê)	1,400	1,472
Series 2006-1A Class A			Series 2008-4 Class B
0.510% due 07/27/18 (Ê)(Þ)	198	197	2.084% due 04/25/29 (Ê)	205	204
Renaissance Home Equity Loan Trust			Series 2008-5 Class B
Series 2005-2 Class AF4			2.084% due 07/25/29 (Ê)	205	210
4.934% due 08/25/35	85	83	Series 2008-6 Class B
Series 2006-1 Class AF6			2.084% due 07/25/29 (Ê)	205	205
5.746% due 05/25/36	132	99	Series 2008-7 Class A2
Series 2007-1 Class AF2			0.734% due 10/25/17 (Ê)	887	888
5.512% due 04/25/37	409	228	Series 2008-7 Class B
Series 2007-2 Class AF2			2.084% due 07/25/29 (Ê)	205	206
5.675% due 06/25/37	123	66	Series 2008-8 Class B
Santander Drive Auto Receivables Trust			2.484% due 10/25/29 (Ê)	205	216
Series 2012-1 Class B			Series 2008-9 Class B
2.720% due 05/16/16	89	89	2.484% due 10/25/29 (Ê)	205	217
Series 2012-2 Class B			Series 2012-7 Class A3
2.090% due 08/15/16	219	219	0.805% due 05/26/26 (Ê)	475	478
Series 2012-5 Class A3			Series 2013-4 Class A
0.830% due 12/15/16	66	66	0.705% due 06/25/27 (Ê)	409	409
Series 2012-6 Class A3			Small Business Administration
0.620% due 07/15/16	10	10	Participation Certificates
Series 2013-1 Class A3			Series 2005-20G Class 1
0.620% due 06/15/17	708	709	4.750% due 07/01/25	271	287
Series 2013-1 Class B			SMART Trust
1.160% due 01/15/19	230	230	Series 2011-2USA Class A4A
Series 2013-2 Class A3			2.310% due 04/14/17 (Þ)	583	588
0.700% due 09/15/17	885	886	Series 2012-1USA Class A4A
Series 2013-3 Class A3			2.010% due 12/14/17 (Þ)	310	312
0.700% due 10/16/17	500	500	Soundview Home Equity Loan Trust
Series 2013-A Class A2			Series 2005-1 Class M2
0.800% due 10/17/16 (Þ)	109	109	0.905% due 04/25/35 (Ê)	319	317
Series 2014-1 Class A2A			Series 2005-OPT3 Class A4
0.660% due 06/15/17	740	740	0.455% due 11/25/35 (Ê)	150	149
Series 2014-4 Class B			Toyota Auto Receivables Owner Trust
1.820% due 05/15/19	420	420	Series 2013-A Class A3
SLM Private Education Loan Trust			0.550% due 01/17/17	475	476
Series 2010-A Class 2A			Series 2013-B Class A2
3.404% due 05/16/44 (Ê)(Þ)	835	887	0.480% due 02/15/16	106	106
Series 2012-B Class A2			Volkswagen Auto Loan Enhanced Trust
3.480% due 10/15/30 (Þ)	580	604	Series 2012-1 Class A3
Series 2013-B Class A2A			0.850% due 08/22/16	522	523
1.850% due 06/17/30 (Þ)	1,250	1,217

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Washington Mutual Asset-Backed			0.703% due 11/14/16 (Ê)	1,700	1,701
Certificates			0.643% due 05/08/17	300	300
Series 2006-HE2 Class A3			Series BKNT
0.305% due 05/25/36 (Ê)	419	286	0.514% due 06/15/16 (Ê)	600	598
World Omni Auto Receivables Trust			5.300% due 03/15/17	200	217
Series 2011-A Class A4
1.910% due 04/15/16	791	793	6.100% due 06/15/17	775	863
			Bear Stearns Cos. LLC (The)
		75,248	5.550% due 01/22/17	330	360
Corporate Bonds and Notes - 13.8%			7.250% due 02/01/18	195	227
21st Century Fox America, Inc.
3.700% due 09/15/24 (Þ)	395	391	Bellsouth Capital Funding Corp.
			7.875% due 02/15/30	380	513
8.250% due 10/17/96	20	27	BMW US Capital LLC Co.
AbbVie, Inc.			0.568% due 06/02/17 (Å)	1,600	1,601
0.997% due 11/06/15 (Ê)	400	403	Boston Scientific Corp.
Advanced Micro Devices, Inc.			6.000% due 01/15/20	335	382
7.500% due 08/15/22	280	283	Burlington Northern Santa Fe LLC
Alterra USA Holdings, Ltd.			6.875% due 12/01/27	25	31
7.200% due 04/14/17 (Þ)	155	171	6.750% due 03/15/29	10	13
Altria Group, Inc.
9.950% due 11/10/38	50	83	CareFusion Corp.
			6.375% due 08/01/19	235	271
10.200% due 02/06/39	317	534	CCO Holdings LLC / CCO Holdings
Amazon.com, Inc.			Capital Corp.
1.200% due 11/29/17	295	292	8.125% due 04/30/20	425	449
American Airlines Pass Through Trust			CenterPoint Energy Resources Corp.
4.375% due 10/01/22	180	182	6.125% due 11/01/17	50	57
4.950% due 01/15/23	448	481	Chase Capital III
4.000% due 01/15/27	427	432	Series C
Series A			0.784% due 03/01/27 (Ê)	295	257
3.700% due 10/01/26	315	316	Chesapeake Energy Corp.
American Tower Trust I			3.484% due 04/15/19 (Ê)	400	401
3.070% due 03/15/23 (Þ)	495	486	6.625% due 08/15/20	450	496
Ameriprise Financial, Inc.			Chevron Corp.
3.700% due 10/15/24	425	427	3.191% due 06/24/23	325	327
7.518% due 06/01/66	210	229	CHS/Community Health Systems, Inc.
Anheuser-Busch InBev Finance, Inc.			8.000% due 11/15/19	180	192
3.700% due 02/01/24	515	518	CIT Group, Inc.
Anheuser-Busch InBev Worldwide, Inc.			6.625% due 04/01/18 (Þ)	390	418
2.875% due 02/15/16	240	247	Citigroup, Inc.
5.375% due 01/15/20	325	367	4.587% due 12/15/15	700	731
Apollo Management Holdings, LP			5.850% due 08/02/16	220	238
4.000% due 05/30/24 (Þ)	450	453	6.000% due 08/15/17	450	504
Apple, Inc.			6.125% due 11/21/17	405	457
0.489% due 05/03/18 (Ê)	1,180	1,182	5.375% due 08/09/20	250	283
2.850% due 05/06/21	415	416	5.500% due 09/13/25	435	474
AT&T, Inc.			Comcast Corp.
2.950% due 05/15/16	605	625	6.500% due 01/15/17	935	1,047
Series FRN			3.600% due 03/01/24	550	560
0.620% due 02/12/16 (Ê)	407	408	Commonwealth Edison Co.
Avaya, Inc.			5.800% due 03/15/18	290	329
9.000% due 04/01/19 (Þ)	500	504	ConAgra Foods, Inc.
Axiall Corp.			4.950% due 08/15/20	580	635
4.875% due 05/15/23	785	754	Series Note
Bank of America Corp.			0.603% due 07/21/16 (Ê)	1,900	1,901
3.625% due 03/17/16	1,100	1,140	Continental Airlines Pass Through Trust
5.625% due 10/14/16	200	217	Series 00A1
5.750% due 12/01/17	140	156	8.048% due 11/01/20	286	329
4.200% due 08/26/24	520	516	Series 071A
Series GMTN			5.983% due 04/19/22	126	140
6.400% due 08/28/17	200	225	Series 09-1
Bank of America NA			9.000% due 07/08/16	187	205

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 991A Class A			Series FRN
6.545% due 02/02/19	137	152	0.534% due 01/29/16 (Ê)	640	641
Continental Resources, Inc.			General Motors Co.
5.000% due 09/15/22	580	612	4.875% due 10/02/23	940	994
Credit Suisse			Georgia-Pacific LLC
0.717% due 05/26/17	300	301	8.875% due 05/15/31	410	614
Crown Castle Towers LLC			Gilead Sciences, Inc.
4.174% due 08/15/17 (Þ)	705	743	4.800% due 04/01/44	245	257
Delta Air Lines Pass Through Trust			Goldman Sachs Group, Inc. (The)
Series 2002-1 Class G-1			0.683% due 03/22/16 (Ê)	900	902
6.718% due 01/02/23	101	117	6.150% due 04/01/18	400	451
DIRECTV Holdings LLC / DIRECTV			6.750% due 10/01/37	670	800
Financing Co., Inc.			4.800% due 07/08/44	660	664
5.000% due 03/01/21	480	532	Series D
4.450% due 04/01/24	340	354	6.000% due 06/15/20	150	172
Discover Bank/Greenwood DE			Series GMTN
Series BKNT			7.500% due 02/15/19	300	358
3.200% due 08/09/21	440	435	Great Plains Energy, Inc.
DISH DBS Corp.			5.292% due 06/15/22	620	705
7.125% due 02/01/16	300	318	HCA, Inc.
Duke Energy Progress, Inc.			7.250% due 09/15/20	496	521
4.100% due 03/15/43	310	308	HCP, Inc.
eBay, Inc.			5.375% due 02/01/21	400	446
0.435% due 07/28/17 (Ê)	580	581	4.250% due 11/15/23	445	459
0.715% due 08/01/19 (Ê)	370	370	Health Care REIT, Inc.
El Paso Natural Gas Co. LLC			4.950% due 01/15/21	365	402
7.500% due 11/15/26	100	127	5.250% due 01/15/22	200	221
Energy Transfer Partners, LP
6.050% due 06/01/41	375	408	6.500% due 03/15/41	140	175
3.257% due 11/01/66 (Ê)	1,380	1,292	Healthcare Realty Trust, Inc.
			6.500% due 01/17/17	700	774
Enterprise Products Operating LLC
5.250% due 01/31/20	620	700	Hewlett-Packard Co.
			6.000% due 09/15/41	565	644
Series B			Historic TW, Inc.
7.034% due 01/15/68	370	418	8.050% due 01/15/16	195	212
Farmers Exchange Capital
7.200% due 07/15/48 (Þ)	300	388	Hospira, Inc.
			5.200% due 08/12/20	650	700
Farmers Exchange Capital II
6.151% due 11/01/53 (Þ)	630	714	HSBC Finance Corp.
			5.500% due 01/19/16	1,900	2,010
Fifth Third Bank
Series BKNT			Humana, Inc.
2.875% due 10/01/21	500	492	6.450% due 06/01/16	160	174
FirstEnergy Transmission, LLC			3.850% due 10/01/24	300	300
5.450% due 07/15/44	500	506	4.950% due 10/01/44	380	381
Forest Laboratories, Inc.			Indiantown Cogeneration, LP
4.875% due 02/15/21 (Þ)	1,260	1,344	Series A-10
FPL Energy Wind Funding LLC			9.770% due 12/15/20	157	178
6.876% due 06/27/17 (Þ)	49	49	International Lease Finance Corp.
Freeport-McMoRan, Inc.			6.750% due 09/01/16 (Þ)	100	108
3.100% due 03/15/20	460	456	IPALCO Enterprises, Inc.
General Electric Capital Corp.			5.000% due 05/01/18	500	527
0.404% due 02/15/17 (Ê)	560	560	JetBlue Airways Pass Through Trust
4.375% due 09/16/20	300	328	Series 04-2 Class G-2
			0.684% due 11/15/16 (Ê)	750	739
Series GMTN			JPMorgan Chase & Co.
0.884% due 07/12/16 (Ê)	625	630	4.250% due 10/15/20	300	320
5.625% due 05/01/18	230	260	3.875% due 09/10/24	440	431
6.875% due 01/10/39	350	471	Series FRN
General Electric Co.			0.754% due 02/15/17 (Ê)	1,200	1,206
5.250% due 12/06/17	340	377	Series GMTN
4.500% due 03/11/44	340	352	0.855% due 02/26/16 (Ê)	1,400	1,408
General Mills, Inc.
0.435% due 01/28/16 (Ê)	435	435

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series X			3.950% due 09/15/22	520	526
6.100% due 12/31/49 (ƒ)	505	499	Oncor Electric Delivery Co. LLC
JPMorgan Chase Bank NA			6.800% due 09/01/18	550	645
Series BKNT			Oracle Corp.
5.875% due 06/13/16	70	76	2.250% due 10/08/19	705	702
6.000% due 10/01/17	945	1,056	O'Reilly Automotive, Inc.
JPMorgan Chase Capital XIII			3.800% due 09/01/22	225	230
Series M			PACCAR Financial Corp.
1.183% due 09/30/34 (Ê)	480	413	0.504% due 02/08/16 (Ê)	125	125
JPMorgan Chase Capital XXI			Panhandle Eastern Pipe Line Co., LP
Series U			8.125% due 06/01/19	450	548
1.189% due 02/02/37 (Ê)	335	285	Pfizer, Inc.
JPMorgan Chase Capital XXIII			6.200% due 03/15/19	330	386
1.234% due 05/15/47 (Ê)	545	441	Procter & Gamble Co. (The)
Kinder Morgan Energy Partners, LP			0.319% due 11/04/16 (Ê)	1,000	1,000
3.500% due 03/01/21	440	441	Progress Energy, Inc.
5.500% due 03/01/44	375	376	5.625% due 01/15/16	40	42
KKR Group Finance Co. III LLC			Prudential Holdings LLC
5.125% due 06/01/44 (Þ)	455	473	8.695% due 12/18/23 (Þ)	526	666
Life Technologies Corp.			Public Service Co. of New Mexico
6.000% due 03/01/20	610	704	7.950% due 05/15/18	260	310
Lorillard Tobacco Co.			QVC, Inc.
6.875% due 05/01/20	640	750	4.375% due 03/15/23	930	928
MacDermid, Inc.			5.450% due 08/15/34 (Þ)	320	314
4.000% due 06/07/20 (Ê)	612	601	Rockwood Specialties Group, Inc.
Manufacturers & Traders Trust Co.			4.625% due 10/15/20	765	790
5.585% due 12/28/20	84	88	Sabine Pass LNG, LP
Medco Health Solutions, Inc.			7.500% due 11/30/16	175	186
4.125% due 09/15/20	265	282	7.500% due 11/30/16 (Þ)	380	403
Merck & Co., Inc.			Samsung Electronics America, Inc.
0.591% due 05/18/18 (Ê)	1,170	1,176	1.750% due 04/10/17 (Þ)	635	637
MetLife, Inc.			SL Green Realty Corp. / SL Green
10.750% due 08/01/39	660	1,066	Operating Partnership / Reckson
Metropolitan Life Global Funding I			Operating Partnership
0.356% due 06/23/16 (Þ)	900	900	7.750% due 03/15/20	325	386
1.875% due 06/22/18 (Þ)	750	747	South Carolina Electric & Gas Co.
Monongahela Power Co.			6.500% due 11/01/18	150	177
4.100% due 04/15/24 (Þ)	375	396	Springleaf Finance Corp.
5.400% due 12/15/43 (Þ)	255	292	6.900% due 12/15/17	300	319
Morgan Stanley			Series MTNI
0.714% due 10/15/15 (Ê)	530	532	5.400% due 12/01/15	700	716
5.550% due 04/27/17	425	465	Sprint Capital Corp.
6.250% due 08/28/17	500	562	8.750% due 03/15/32	1,255	1,370
5.625% due 09/23/19	275	310	Symantec Corp.
Series GMTN			2.750% due 06/15/17	210	215
5.450% due 01/09/17	225	244	Synchrony Financial
2.375% due 07/23/19	435	428	3.750% due 08/15/21	485	489
4.350% due 09/08/26	680	668	Sysco Corp.
Mutual of Omaha Insurance Co.			3.000% due 10/02/21	695	696
4.297% due 07/15/54 (Þ)	440	440	Tennessee Gas Pipeline Co. LLC
National City Bank			8.000% due 02/01/16	200	218
Series BKNT			8.375% due 06/15/32	460	608
0.603% due 06/07/17 (Ê)	500	498	Time Warner Cable, Inc.
Nationwide Mutual Insurance Company			5.000% due 02/01/20	495	550
5.810% due 12/15/24 (Þ)	500	503	6.550% due 05/01/37	395	498
Navient LLC			7.300% due 07/01/38	370	503
6.250% due 01/25/16	1,800	1,867	Time Warner, Inc.
NiSource Finance Corp.			5.875% due 11/15/16	400	439
6.400% due 03/15/18	145	165	Toyota Motor Credit Corp.
NVR, Inc.			0.521% due 05/17/16 (Ê)	1,135	1,139
			UAL Pass Through Trust

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 09-1			BBVA US Senior SAU
10.400% due 11/01/16	39	44	4.664% due 10/09/15		650	675
UnitedHealth Group, Inc.			BHP Billiton Finance USA, Ltd.
6.000% due 06/15/17	3	3	3.850% due 09/30/23		440	457
3.875% due 10/15/20	390	418	BNP Paribas
US Bank NA			0.533% due 11/07/15		900	900
0.349% due 04/22/16	200	200	BP Capital Markets PLC
Series BKNT			3.245% due 05/06/22		345	342
0.435% due 09/11/17 (Ê)	500	500	BPCE SA
1.375% due 09/11/17	275	275	0.801% due 11/18/16 (Ê)		300	301
USF&G Capital III			Braskem Finance, Ltd.
8.312% due 07/01/46 (Þ)	350	500	6.450% due 02/03/24		600	624
Verizon Communications, Inc.			British Sky Broadcasting Group PLC
2.500% due 09/15/16	1,300	1,334	6.100% due 02/15/18 (Þ)		355	400
1.984% due 09/14/18 (Ê)	100	105	Caisse Centrale Desjardins
5.150% due 09/15/23	1,950	2,158	0.514% due 10/29/15 (Ê)(Þ)		1,095	1,097
6.550% due 09/15/43	384	480	CDP Financial, Inc.
5.012% due 08/21/54 (Þ)	77	77	5.600% due 11/25/39 (Þ)		265	332
Wachovia Capital Trust III			Cent CLO 19, Ltd.
5.570% due 03/29/49 (Ê)(ƒ)	550	533	Series 2013-19A Class A1A
Wells Fargo & Co.			1.564% due 10/29/25 (Ê)(Þ)		598	594
0.435% due 10/28/15 (Ê)	615	616	CIFC Funding Ltd.
			Series 2014-1AR Class A1R
0.531% due 06/02/17	3,500	3,500	1.382% due 08/14/24 (Ê)(Þ)		800	800
4.100% due 06/03/26	545	543	Cooperatieve Centrale Raiffeisen-
Williams Cos., Inc. (The)			Boerenleenbank BA
7.875% due 09/01/21	161	194	0.558% due 04/28/17		400	400
Williams Partners, LP / Williams			Credit Suisse
Partners Finance Corp.			6.000% due 02/15/18		385	432
7.250% due 02/01/17	235	265	Credit Suisse Group AG
ZFS Finance USA Trust II			6.250% due 12/31/49 (ƒ)(Þ)		430	416
6.450% due 12/15/65 (Þ)	550	589	Duane Street CLO III, Ltd.
ZFS Finance USA Trust V			Series 2006-3A Class A1
6.500% due 05/09/37 (Þ)	1,035	1,113	0.484% due 01/11/21 (Ê)(Þ)		258	257
		111,948	Eaton Vance Ltd.
International Debt - 5.6%			Series 2014-1A Class A
ABN AMRO Bank NV			1.685% due 07/15/26 (Ê)(Þ)		150	150
1.035% due 10/28/16 (Ê)(Þ)	300	303	Government of the Cayman Islands
ArcelorMittal			5.950% due 11/24/19 (Þ)		20	23
7.250% due 03/01/41	670	672	HBOS PLC
AWAS Aviation Capital, Ltd.			Series GMTN
7.000% due 10/17/16 (Þ)	242	246	6.750% due 05/21/18 (Þ)		825	933
Babson CLO, Ltd.			HSBC Bank PLC
Series 2014-IIA Class A			3.100% due 05/24/16 (Þ)		800	831
1.656% due 10/17/26 (Ê)(Þ)	130	130	HSBC Holdings PLC
Baidu, Inc.			6.375% due 12/31/49 (ƒ)		420	419
3.250% due 08/06/18	340	350	ING Bank NV
Banco do Brasil SA/Cayman			0.574% due 01/04/16 (Þ)		1,500	1,502
9.000% due 12/29/49 (ƒ)(Þ)	500	485	Intesa Sanpaolo SpA
Banco Santander Chile			2.375% due 01/13/17		530	536
1.134% due 04/11/17 (Ê)(Þ)	600	602	5.017% due 06/26/24 (Þ)		670	653
Bank of Nova Scotia			JPMorgan Chase & Co.
1.250% due 04/11/17	1,600	1,598	Series MPLE
Series YCD			2.920% due 09/19/17 (Þ)	CAD	605	552
0.423% due 05/09/16 (Ê)(~)	730	730	Kommunalbanken AS
Barclays Bank PLC			1.125% due 05/23/18 (Þ)		1,020	1,005
7.625% due 11/21/22	500	537	Korea East-West Power Co., Ltd.
Barrick Gold Corp.			2.500% due 07/16/17 (Þ)		200	204
4.100% due 05/01/23	745	715	Korea Electric Power Corp.
BBVA Bancomer SA			5.125% due 04/23/34 (Þ)		60	65
6.500% due 03/10/21 (Þ)	200	218	Lloyds Banking Group PLC

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 12/31/49 (ƒ)	850	876	Total Capital Canada, Ltd.
Majapahit Holding BV			0.614% due 01/15/16 (Ê)	1,500	1,508
Series REGS			2.750% due 07/15/23	395	382
7.750% due 10/17/16	100	111	Total Capital International SA
Marfrig Overseas, Ltd.			1.000% due 08/12/16	1,180	1,185
9.500% due 05/04/20 (Þ)	495	522	Total Capital SA
National Australia Bank, Ltd.			2.125% due 08/10/18	510	516
0.515% due 06/30/17 (Þ)	1,100	1,101	Trade MAPS 1, Ltd.
Nexen Energy ULC			Series 2013-1A Class A
7.500% due 07/30/39	320	441	0.854% due 12/10/18 (Ê)(Þ)	640	642
Nokia OYJ			Transocean, Inc.
6.625% due 05/15/39	430	454	6.375% due 12/15/21	370	394
Nomura Holdings Inc.			Turkiye Garanti Bankasi AS
2.000% due 09/13/16	835	843	2.734% due 04/20/16 (Ê)(Þ)	200	200
NOVA Chemicals Corp.			Tyco Electronics Group SA
5.250% due 08/01/23 (Þ)	635	660	6.550% due 10/01/17	450	512
OHA Credit Partners IX, Ltd.			Vale Overseas, Ltd.
Series 2013-9A Class A1			8.250% due 01/17/34	160	200
1.634% due 10/20/25 (Ê)(Þ)	559	557	Validus Holdings, Ltd.
Petrobras International Finance Co.			8.875% due 01/26/40	250	353
3.875% due 01/27/16	400	409	Weatherford International, Ltd.
7.875% due 03/15/19	800	917	5.125% due 09/15/20	520	567
Petroleos Mexicanos			Willis Group Holdings PLC
6.375% due 01/23/45 (Þ)	480	543	4.125% due 03/15/16	210	218
Province of Quebec Canada					45,787
3.500% due 07/29/20	200	213	Loan Agreements - 0.6%
Rabobank Nederland			Avago Technologies Cayman, Ltd. Term
11.000% due 06/29/49 (ƒ)(Þ)	782	1,034	Loan B
Ras Laffan Liquefied Natural Gas Co.,			3.750% due 05/06/21	499	494
Ltd. III			Chrysler Group LLC Term Loan B
Series REGS			3.500% due 05/24/17 (Ê)	569	564
6.750% due 09/30/19	300	357	First Data Corp. Term Loan
Rio Tinto Finance USA PLC			3.666% due 03/24/18 (Ê)	575	563
1.375% due 06/17/16	365	367	HCA, Inc. Term Loan B4
Royal Bank of Canada			2.945% due 05/01/18 (Ê)	502	496
0.800% due 10/30/15	745	747	Hologic, Inc.Term Loan
Royal Bank of Scotland Group PLC			Zero coupon due 08/01/19 (Ê)	472	467
5.125% due 05/28/24	475	467	Numericable U.S. LLC 1st Lien Term
6.990% due 10/29/49 (ƒ)(Þ)	300	343	Loan B1
Series 1			4.500% due 04/23/20 (Ê)	295	293
9.118% due 03/31/49 (ƒ)	300	301	Numericable U.S. LLC 1st Lien Term
Saudi Electricity Global Sukuk Co. 2			Loan B2
5.060% due 04/08/43 (Þ)	800	788	4.500% due 04/23/20 (Ê)	255	253
Seagate HDD Cayman			Sungard Availability Services Capital,
4.750% due 06/01/23	525	529	Inc. Term Loan
			6.000% due 03/31/19 (Ê)	448	413
Shell International Finance BV			TWCC Holding Corp. 2nd Lien Term
0.444% due 11/15/16 (Ê)	455	456	Loan
Sirius International Group, Ltd.			1.000% due 06/26/20 (Ê)	475	465
7.506% due 05/29/49 (ƒ)(Þ)	365	383	Valeant Pharmaceuticals International,
Statoil ASA			Inc. 1st Lien Term Loan B
0.694% due 11/08/18 (Ê)	1,100	1,108	3.750% due 08/05/20 (Ê)	318	314
Suncor Energy, Inc.			Visant Corp. Term Loan B
5.950% due 12/01/34	320	382	5.250% due 12/22/16 (Ê)	517	510
Sydney Airport Finance Co. Pty, Ltd.					4,832
3.900% due 03/22/23 (Þ)	640	649	Mortgage-Backed Securities - 24.2%
Tencent Holdings, Ltd.			Adjustable Rate Mortgage Trust
3.375% due 05/02/19 (Þ)	330	334	Series 2007-1 Class 1A1
Teva Pharmaceutical Finance Co. BV			2.758% due 03/25/37 (Ê)	714	576
2.950% due 12/18/22	505	481	American Home Mortgage Investment
Toronto-Dominion Bank (The)			Trust
0.404% due 07/13/16 (Ê)	1,250	1,251

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series 2004-4 Class 4A			Series 2004-9 Class 22A1
2.332% due 02/25/45 (Ê)	45	45	3.034% due 11/25/34 (Ê)		25		25
Series 2007-1 Class GA1C			Series 2005-2 Class A1
0.345% due 05/25/47 (Ê)	702	509	2.580% due 03/25/35 (Ê)		361		365
Series 2007-4 Class A2			Series 2007-3 Class 1A1
0.345% due 08/25/37 (Ê)	145	141	2.926% due 05/25/47 (Ê)		158		136
Aventura Mall Trust			Bear Stearns Alt-A Trust
Series 2013-AVM Class A			Series 2005-4 Class 23A1
3.867% due 12/05/32 (Þ)	335	352	2.555% due 05/25/35 (Ê)		122		120
Banc of America Commercial Mortgage			Series 2005-7 Class 22A1
Trust			2.617% due 09/25/35 (Ê)		299		260
Series 2007-2 Class AM			Series 2005-10 Class 24A1
5.791% due 04/10/49	585	638	2.356% due 01/25/36 (Ê)		246		191
Banc of America Funding Corp.			Series 2006-1 Class 21A2
Series 2006-3 Class 5A8			2.648% due 02/25/36 (Ê)		329		226
5.500% due 03/25/36	193	184	Bear Stearns ARM Trust
Series 2006-G Class 2A3			Series 2003-1 Class 6A1
0.324% due 07/20/36 (Ê)	113	113	2.504% due 04/25/33 (Ê)		14		14
Series 2006-I Class 5A1			Series 2003-8 Class 4A1
5.417% due 10/20/46 (Ê)	600	520	2.759% due 01/25/34 (Ê)		48		49
Series 2007-4 Class 3A1			Bear Stearns Commercial Mortgage
0.525% due 06/25/37 (Ê)	783	628	Securities Trust
Banc of America Funding Ltd.			Series 2006-T22 Class A4
Series 2012-R5 Class A			5.757% due 04/12/38		483		507
0.417% due 10/03/39 (Å)(Ê)	546	543	BHMS Mortgage Trust
Banc of America Funding Trust			Series 2014-ATLS Class AFL
Series 2006-3 Class 5A3			1.656% due 07/05/33 (Ê)(Þ)		180		180
5.500% due 03/25/36	712	681	Series 2014-ATLS Class BFX
Banc of America Merrill Lynch			4.241% due 07/05/33 (Þ)		500		495
Commercial Mortgage, Inc.			BNPP Mortgage Securities LLC
Series 2006-2 Class A4			Series 2009-1 Class A1
5.920% due 05/10/45	200	211	6.000% due 08/27/37 (Þ)		151		157
Series 2008-1 Class A4			CHL Mortgage Pass-Through Trust
6.427% due 02/10/51	580	648	Series 2004-22 Class A3
Banc of America Mortgage Securities,			2.493% due 11/25/34 (Ê)		87		82
Inc.			Series 2004-HYB9 Class 1A1
Series 2004-1 Class 5A1			2.469% due 02/20/35 (Ê)		134		133
6.500% due 09/25/33	2	2

Series 2004-11 Class 2A1			Citicorp Series Mortgage 2006-3 Class Securities 1A9 Trust
5.750% due 01/25/35	70	71	5.750% due 06/25/36		164		169
Series 2005-H Class 2A5			Citigroup Commercial Mortgage Trust
2.686% due 09/25/35 (Ê)	151	143	Series 2009-RR1 Class MA4A
Bank of America Commercial Mortgage			5.485% due 03/17/51 (Þ)		300		325
Trust
0.357% due 09/10/45	1,620	1,619	Citigroup Mortgage Loan Trust, Inc.
			Series 2005-11 Class A2A
Bayview Commercial Asset Trust			2.514% due 10/25/35 (Ê)		26		26
Series 2005-3A Class A1
0.475% due 11/25/35 (Ê)(Þ)	346	316	Series 2006-AR7 Class 1A4A
			2.494% due 11/25/36 (Ê)		261		227
Series 2008-4 Class A2			Series 2007-10 Class 2A3A
2.655% due 07/25/38 (Ê)(Þ)	41	44	2.953% due 09/25/37 (Ê)		326		279
BCAP LLC Trust
Series 2011-R11 Class 15A1			Series 2007-10 Class 2A4A
2.594% due 10/26/33 (Ê)(Þ)	365	372	5.903% due 09/25/37 (Ê)		162		144
Series 2011-R11 Class 20A5			Series 2007-AR8 Class 2A1A
2.602% due 03/26/35 (Ê)(Þ)	227	230	2.687% due 07/25/37 (Ê)		382		356
Series 2011-RR4 Class 7A2			Commercial Mortgage Asset Trust
14.199% due 04/26/37 (Þ)	232	67	Series 1999-C1 Class D
Bear Stearns Adjustable Rate Mortgage			7.300% due 01/17/32		6		6
Trust			Series 2001-J2A Class E
Series 2004-5 Class 2A			7.160% due 07/16/34 (Þ)		200		222
2.949% due 07/25/34 (Ê)	502	503	Commercial Mortgage Trust
			Series 2005-GG3 Class A4
			4.799% due 08/10/42		43		43

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-UBS5 Class A4			Series 2011-LC1A Class A1
3.838% due 09/10/47	495	510	3.742% due 11/10/46 (Þ)	720	743
Countrywide Alternative Loan Trust			Series 2011-LC2A Class A2
Series 2005-81 Class A1			3.386% due 07/10/44 (Þ)	900	931
0.435% due 02/25/37 (Ê)	238	191	Deutsche Alt-A Securities Mortgage
Series 2005-48T1 Class A6			Loan Trust
5.500% due 11/25/35	641	596	Series 2005-AR1 Class 2A3
Series 2006-36T2 Class 1A9			1.848% due 08/25/35 (Ê)	372	299
1.055% due 12/25/36 (Ê)	164	113	Series 2007-OA1 Class A1
Series 2006-45T1 Class 2A2			0.305% due 02/25/47 (Ê)	1,599	1,142
6.000% due 02/25/37	595	507	Extended Stay America Trust
Countrywide Home Loan Mortgage Pass			Series 2013-ESH7 Class A27
Through Trust			2.958% due 12/05/31 (Þ)	325	328
Series 2005-3 Class 1A2			Fannie Mae
0.445% due 04/25/35 (Ê)	17	15	2.539% due 2017(Ê)	7	7
Series 2005-HYB9 Class 3A2A			6.000% due 2017	5	5
2.313% due 02/20/36 (Ê)	27	25	3.584% due 2020	560	595
Series 2007-2 Class A2			3.615% due 2020	707	746
6.000% due 03/25/37	1,172	1,102	3.665% due 2020	777	831
Series 2007-4 Class 1A10			3.763% due 2020	1,622	1,734
6.000% due 05/25/37	1,153	1,070	4.250% due 2020	750	821
Series 2007-HY5 Class 1A1			5.500% due 2020	18	19
2.643% due 09/25/47 (Ê)	1,066	941
Credit Suisse Commercial Mortgage			3.890% due 2021	199	214
Trust			4.297% due 2021	739	812
Series 2006-C5 Class A1A			5.500% due 2021	53	56
5.297% due 12/15/39	1,155	1,234	3.017% due 2022	291	298
Series 2007-C1 Class A3			5.500% due 2022	91	96
5.383% due 02/15/40	82	88	4.000% due 2025	538	573
Credit Suisse First Boston Mortgage			4.500% due 2025	922	991
Securities Corp.			3.240% due 2026	135	135
Series 2004-C5 Class B			4.000% due 2026	591	631
4.929% due 11/15/37	350	351
Series 2005-9 Class 2A1			6.000% due 2026	108	122
5.500% due 10/25/35	187	181	6.000% due 2027	64	72
Series 2005-C2 Class A3			5.500% due 2028	35	39
4.691% due 04/15/37	88	88	6.000% due 2028	7	8
Series 2005-C3 Class AJ			3.000% due 2029	1,967	2,029
4.771% due 07/15/37	100	102	3.500% due 2032	677	707
Series 2005-C5 Class AJ			6.000% due 2032	81	92
5.100% due 08/15/38	210	216	6.150% due 2032(Ê)	104	107
Series 2005-C6 Class B			3.000% due 2033	1,879	1,908
5.230% due 12/15/40	375	388	3.500% due 2033	1,682	1,753
Credit Suisse Mortgage Capital			5.000% due 2033	19	21
Certificates			5.500% due 2033	145	162
Series 2007-2 Class 3A4
5.500% due 03/25/37	664	636	6.000% due 2033	4	5
CSMC			6.150% due 2033(Ê)	80	82
Series 2011-4R Class 5A1			3.500% due 2034	374	389
2.870% due 05/27/36 (Þ)	254	250	5.000% due 2034	30	33
CSMC Trust			5.500% due 2034	288	323
3.811% due 09/15/37	610	628	4.500% due 2035	11	12
Series 2014-USA Class A2			5.500% due 2035	148	165
3.953% due 09/15/37 (Þ)	1,220	1,260	3.266% due 2036(Ê)	134	140
DBCCRE Mortgage Trust			6.000% due 2036	1,086	1,230
Series 2014-ARCP Class C			5.500% due 2037	488	542
5.099% due 01/10/34 (Þ)	295	306	6.000% due 2037	102	115
DBRR Trust			5.500% due 2038	895	1,003
Series 2011-LC2 Class A4A			4.000% due 2040	569	604
4.537% due 07/12/44 (Þ)	340	371
DBUBS Mortgage Trust			5.500% due 2040	162	181
			6.000% due 2040	471	533

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2041	1,722	1,821	Fannie Mae-Aces
5.500% due 2041	67	75	Series 2006-M2 Class A2F
6.000% due 2041	512	580	5.259% due 05/25/20	158	175
3.500% due 2043	1,846	1,885	Series 2011-M1 Class A3
4.000% due 2044	1,764	1,874	3.763% due 06/25/21	875	937
15 Year TBA(Ï)			Series 2012-M12 Class 1A
2.500%	4,035	4,057	2.935% due 08/25/22	937	944
3.000%	1,915	1,972	Series 2014-M8 Class FA
3.500%	2,650	2,786	0.420% due 05/25/18 (Ê)	794	794
			FDIC Trust
30 Year TBA(Ï)			Series 2010-R1 Class A
3.000%	11,750	11,583	2.184% due 05/25/50 (Þ)	965	971
3.500%	14,845	15,173	Series 2011-R1 Class A
4.000%	14,910	15,711	2.672% due 07/25/26 (Þ)	402	412
4.500%	12,495	13,473	Federal Farm Credit Bank
5.000%	7,795	5,253	0.176% due 09/14/16	955	956
5.500%	1,705	1,899	Federal Home Loan Mortgage Corp.
6.000%	1,510	1,707	Multifamily Structured Pass Through
6.000% due 02/25/47	311	350	Certificates
Series 2003-343 Class 6			Series 2011-K702 Class X1
Interest Only STRIP			Interest Only STRIP
5.000% due 10/25/33	50	9	1.695% due 02/25/18	6,767	307
Series 2003-345 Class 18			Series 2012-K501 Class X1A
Interest Only STRIP			Interest Only STRIP
4.500% due 12/25/18	73	5	1.848% due 08/25/16	4,470	103
Series 2003-345 Class 19			Series 2014-K715 Class A2
Interest Only STRIP			2.856% due 01/25/21	350	358
4.500% due 01/25/19	79	5	Federal Home Loan Mortgage Corp.
Series 2005-365 Class 12			Structured Pass Through Securities
Interest Only STRIP			Series 2003-56 Class A5
5.500% due 12/25/35	154	27	5.231% due 05/25/43	331	356
Series 2006-369 Class 8			Series 2005-63 Class 1A1
Interest Only STRIP			1.318% due 02/25/45 (Ê)	15	15
5.500% due 04/25/36	25	4	First Horizon Asset Securities, Inc.
Fannie Mae Grantor Trust			Series 2005-AR4 Class 2A1
Series 2001-T4 Class A1			2.564% due 10/25/35 (Ê)	738	649
7.500% due 07/25/41	297	352	First Horizon Mortgage Pass-Through
Fannie Mae REMICS			Trust
Series 1999-56 Class Z			Series 2006-2 Class 1A3
7.000% due 12/18/29	26	29	6.000% due 08/25/36	682	674
Series 2003-35 Class FY			Freddie Mac
0.555% due 05/25/18 (Ê)	44	44	6.000% due 2016	2	2
Series 2003-W1 Class 1A1			2.533% due 2030(Ê)	1	1
5.883% due 12/25/42	19	21	5.500% due 2037	283	310
Series 2004-W2 Class 2A2			5.500% due 2038	1,439	1,631
7.000% due 02/25/44	209	241	6.000% due 2038	267	305
Series 2005-110 Class MB			4.000% due 2041	2,534	2,689
5.500% due 09/25/35	63	68	4.500% due 2041	638	696
Series 2007-30 Class AF			3.000% due 2042	342	338
0.465% due 04/25/37 (Ê)	38	38
Series 2009-39 Class LB			3.500% due 2043	921	946
4.500% due 06/25/29	390	413	4.000% due 2044	2,246	2,374
Series 2009-96 Class DB			Freddie Mac Reference REMIC
4.000% due 11/25/29	451	483	Series 2006-R006 Class ZA
Series 2010-95 Class S			6.000% due 04/15/36	213	239
			Freddie Mac REMICS
Interest Only STRIP			Series 2000-2266 Class F
6.446% due 09/25/40	1,254	249	0.604% due 11/15/30 (Ê)	4	4
Series 2012-55 Class PC			Series 2003-2624 Class QH
3.500% due 05/25/42	700	716	5.000% due 06/15/33	221	243
Series 2013-111 Class PL			Series 2007-3335 Class BF
2.000% due 12/25/42	570	504	0.304% due 07/15/19 (Ê)	30	30

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-3335 Class FT			Series 2010-124 Class C
0.304% due 08/15/19 (Ê)	73	73	3.392% due 03/16/45	75		77
Series 2009-3569 Class NY			Series 2010-H03 Class HI
5.000% due 08/15/39	1,400	1,557	Interest Only STRIP
Series 2010-3653 Class B			1.474% due 03/20/60	18,013		895
4.500% due 04/15/30	490	532	Series 2010-H04 Class BI
Series 2010-3704 Class DC			Interest Only STRIP
4.000% due 11/15/36	389	413	1.386% due 04/20/60	1,409		76
Series 2011-3901 Class LA			Series 2010-H12 Class PT
4.000% due 06/15/38	155	157	5.470% due 11/20/59	562		598
Series 2012-4010 Class KM			Series 2010-H22 Class JI
3.000% due 01/15/42	393	400
FREMF Mortgage Trust			Interest Only STRIP
Series 2010-K7 Class B			2.499% due 11/20/60	2,374		236
5.618% due 04/25/20 (Þ)	510	565	Series 2011-38 Class C
Series 2012-K705 Class B			4.428% due 09/16/51	525		552
4.304% due 09/25/44 (Þ)	217	226	Series 2011-67 Class B
Gabs Dynergy Danskamm			3.863% due 10/16/47	230		239
Class B			Series 2011-H02 Class BI
7.670% due 11/08/16 (Ø)	700	—	Interest Only STRIP
GE Business Loan Trust			0.412% due 02/20/61	10,513		173
Series 2003-2A Class A			Series 2012-99 Class CI
0.524% due 11/15/31 (Ê)(Þ)	271	260	Interest Only STRIP
GE Capital Commercial Mortgage Corp.			1.043% due 10/16/49	1,831		134
Series 2005-C3 Class F			Series 2012-115 Class A
5.327% due 07/10/45 (Þ)	195	197	2.131% due 04/16/45	216		208
Ginne Mae II			Series 2012-115 Class IO
4.000% due 2040(Ê)	350	376	Interest Only STRIP
Ginnie Mae I
5.000% due 2039	662	729	0.431% due 04/16/54	773		35
4.564% due 2062	1,237	1,350	Series 2012-147 Class AE
Ginnie Mae II			1.750% due 07/16/47	407		387
1.625% due 2026(Ê)	69	71	GS Mortgage Securities Corp. II
			Series 2011-GC5 Class A4
1.625% due 2027(Ê)	6	6	3.707% due 08/10/44	735		771
1.625% due 2032(Ê)	27	28	GS Mortgage Securities Trust
3.500% due 2040(Ê)	1,043	1,100	Series 2012-GCJ7 Class A1
4.000% due 2040(Ê)	123	132	1.144% due 05/10/45	992		996
4.502% due 2061	387	422	GSMPS Mortgage Loan Trust
4.700% due 2061	286	315	Series 2006-RP1 Class 1A2
4.810% due 2061	1,116	1,207	7.500% due 01/25/36 (Þ)	370		374
5.245% due 2061	672	741	GSR Mortgage Loan Trust
4.652% due 2063	93	102	Series 2005-AR7 Class 6A1
4.661% due 2063	39	43	5.002% due 11/25/35 (Ê)	57		56
4.732% due 2063	213	232	Series 2006-2F Class 3A3
30 Year TBA(Ï)			6.000% due 02/25/36	711		599
3.000%	495	498	Series 2006-3F Class 2A3
4.000%	2,220	2,353	5.750% due 03/25/36	131		121
4.500%	1,750	1,898	Series 2006-8F Class 4A17
			6.000% due 09/25/36	270		222
GMACM Mortgage Loan Trust
Series 2005-AR2 Class 4A			HarborView Mortgage Loan Trust
4.598% due 05/25/35 (Ê)	210	203	Series 2005-4 Class 3A1
Government National Mortgage			2.587% due 07/19/35 (Ê)	83		78
Association			IndyMac Index Mortgage Loan Trust
Series 2007-26 Class SD			Series 2005-AR31 Class 1A1
Interest Only STRIP			2.374% due 01/25/36 (Ê)	454		379
			Series 2006-AR41 Class A3
6.646% due 05/16/37	1,219	209	0.335% due 02/25/37 (Ê)	902		625
Series 2010-74 Class IO			JP Morgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
0.431% due 03/16/50	2,127	52	Series 2005-CB12 Class AJ
			4.987% due 09/12/37	220		225

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-C3 Class A3			Series 2005-A10 Class A
4.388% due 02/15/46 (Þ)	900	970	0.365% due 02/25/36 (Ê)	59		54
Series 2014-FBLU Class C			Series 2005-CIP1 Class AM
2.154% due 12/15/28 (Ê)(Þ)	285	285	5.107% due 07/12/38	900		925
JP Morgan Mortgage Trust			Series 2006-C2 Class AM
Series 2004-A2 Class 3A1			5.782% due 08/12/43	500		536
2.468% due 05/25/34 (Ê)	44	44	Series 2008-C1 Class A4
JPMorgan Alternative Loan Trust			5.690% due 02/12/51	341		375
Series 2006-A2 Class 3A1			MLCC Mortgage Investors, Inc.
2.562% due 05/25/36 (Ê)	952	781	Series 2005-3 Class 5A
JPMorgan Chase Commercial Mortgage			0.405% due 11/25/35 (Ê)	33		32
Securities Corp.			ML-CFC Commercial Mortgage Trust
Series 2003-C1 Class D			Series 2006-1 Class A4
5.192% due 01/12/37	52	52	5.651% due 02/12/39	469		490
Series 2004-LN2 Class B			Series 2007-6 Class A4
5.392% due 07/15/41	150	154	5.485% due 03/12/51	100		108
Series 2005-LDP5 Class A4			Morgan Stanley Capital I Trust
5.405% due 12/15/44	946	974	Series 2005-HQ6 Class D
Series 2007-CB18 Class A4			5.202% due 08/13/42	100		102
5.440% due 06/12/47	1,160	1,250	Series 2006-IQ12 Class AM
Series 2007-LDPX Class A3			5.370% due 12/15/43	180		192
5.420% due 01/15/49	662	714	Series 2007-HQ12 Class A2
JPMorgan Chase Commercial Mortgage			5.773% due 04/12/49	79		80
Securities Trust			Morgan Stanley Capital I, Inc.
5.464% due 01/15/49	150	157	Series 2011-C3 Class A2
5.815% due 06/15/49	180	189	3.224% due 07/15/49	182		188
JPMorgan Mortgage Trust			Series 2011-C3 Class A4
Series 2005-A1 Class 6T1			4.118% due 07/15/49	115		122
2.646% due 02/25/35 (Ê)	14	14	Morgan Stanley Dean Witter Capital I
Series 2005-A5 Class TA1			Trust
5.793% due 08/25/35 (Ê)	98	100	Series 2001-TOP3 Class C
Series 2005-A8 Class 1A1			6.790% due 07/15/33	12		12
5.269% due 11/25/35 (Ê)	143	137	Mortgage Pass Through Certificates
Series 2005-S3 Class 1A2			Series 2001-CIB2 Class D
5.750% due 01/25/36	34	32	6.847% due 04/15/35	190		193
Series 2006-A6 Class 1A2			Mortgage-Linked Amortizing Notes
2.509% due 10/25/36 (Ê)	122	109	Series 2012-1 Class A10
Series 2006-A7 Class 2A4R			2.060% due 01/15/22	401		405
2.612% due 01/25/37 (Ê)	918	817	Motel 6 Trust
Series 2007-S3 Class 1A8			Series 2012-MTL6 Class A1
6.000% due 08/25/37	630	561	1.500% due 10/05/25 (Þ)	157		156
LB-UBS Commercial Mortgage Trust			Series 2012-MTL6 Class A2
Series 2005-C2 Class AJ			1.948% due 10/05/25 (Þ)	320		320
5.205% due 04/15/30	255	260	Series 2012-MTL6 Class XA1
Series 2005-C3 Class AM			Interest Only STRIP
4.794% due 07/15/40	570	581	3.171% due 10/05/25 (Þ)	2,130		11
Series 2006-C1 Class A3			Northstar Education Finance, Inc.
5.207% due 02/15/31	216	217	Series 2007-1 Class A1
Mastr Adjustable Rate Mortgages Trust			0.335% due 04/28/30 (Ê)	475		463
Series 2006-2 Class 4A1			NorthStar Mortgage Trust
2.629% due 02/25/36 (Ê)	69	69	Series 2012-1 Class A
Series 2007-HF2 Class A1			1.357% due 08/25/29 (Ê)(Þ)	87		87
0.465% due 09/25/37 (Ê)	462	423	Prime Mortgage Trust
Mastr Alternative Loan Trust			Series 2004-CL1 Class 1A2
Series 2003-4 Class B1			0.555% due 02/25/34 (Ê)	8		7
5.925% due 06/25/33	76	76	RBSCF Trust
Series 2004-10 Class 5A6			Series 2010-RR3 Class MSCA
5.750% due 09/25/34	62	64	6.105% due 06/16/49 (Þ)	96		104
Mellon Residential Funding Corp.			Series 2010-RR4 Class CMLA
Series 2000-TBC2 Class A1			6.241% due 12/16/49 (Þ)	178		189
0.634% due 06/15/30 (Ê)	51	50	RBSSP Resecuritization Trust
Merrill Lynch Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Series 2010-3 Class 9A1					Series 2006-AR10 Class 4A1
5.500% due 02/26/35 (Þ)		503		521	2.610% due 07/25/36 (Ê)	32	29
Residential Asset Securitization Trust					Series 2006-AR17 Class A1
Series 2003-A15 Class 1A2					2.611% due 10/25/36 (Ê)	549	529
0.605% due 02/25/34 (Ê)		53		49	Series 2007-8 Class 1A16
Series 2005-A10 Class A3					6.000% due 07/25/37	92	92
5.500% due 09/25/35		109		96	Series 2007-AR8 Class A1
Series 2006-A9CB Class A6					4.371% due 11/25/37 (Ê)	144	131
6.000% due 09/25/36		178		116	WFRBS Commercial Mortgage Trust
RFMSI Trust					Series 2011-C4 Class A3
Series 2006-SA4 Class 2A1					4.394% due 06/15/44 (Þ)	810	872
3.526% due 11/25/36 (Ê)		181		157	Series 2011-C5 Class A4
Rialto Capital Management LLC					3.667% due 11/15/44	545	570
Series 2014-LT5 Class A					Series 2014-C19 Class A3
2.850% due 05/15/24 (Þ)		135		135	3.660% due 03/15/47	500	517
RREF LLC							197,390
Series 2014-LT6 Class A					Municipal Bonds - 1.1%
2.750% due 09/15/24 (Þ)		260		260	Chicago Transit Authority Revenue
Sequoia Mortgage Trust					Bonds
Series 2001-5 Class A					6.899% due 12/01/40	200	247
0.853% due 10/19/26 (Ê)		19		19	City of Houston Texas General
Structured Adjustable Rate Mortgage					Obligation Limited
Loan Trust					6.290% due 03/01/32	465	577
Series 2004-12 Class 2A					City of New York New York General
2.413% due 09/25/34 (Ê)		873		878	Obligation Unlimited
Series 2005-23 Class 1A3					5.047% due 10/01/24	375	422
2.566% due 01/25/36 (Ê)		82		80	6.646% due 12/01/31	250	298
Structured Asset Mortgage Investments					6.246% due 06/01/35	1,100	1,262
II Trust					County of Clark Department of Aviation
Series 2004-AR8 Class A1					Revenue Bonds
0.833% due 05/19/35 (Ê)		262		257	6.820% due 07/01/45	100	138
Series 2005-AR5 Class A3					Illinois Municipal Electric Agency
0.403% due 07/19/35 (Ê)		86		80	Revenue Bonds
Series 2007-AR6 Class A1					6.832% due 02/01/35	100	119
1.615% due 08/25/47 (Ê)		844		754	Irvine Ranch Water District Special
Structured Asset Securities Corp.					Assessment
Mortgage Pass-Through Certificates					6.622% due 05/01/40	1,000	1,310
Series 2003-34A Class 5A4					La Paz County Industrial Development
2.456% due 11/25/33 (Ê)		475		479	Authority Revenue Bonds
Wachovia Bank Commercial Mortgage					7.000% due 03/01/34	355	355
Trust					Metropolitan Government of Nashville &
Series 2004-C15 Class A4					Davidson County Convention Center
4.803% due 10/15/41		16		16	Authority Revenue Bonds
Series 2005-C17 Class A4					6.731% due 07/01/43	100	128
5.083% due 03/15/42		74		74	Municipal Electric Authority of Georgia
Washington Mutual Mortgage Pass					Revenue Bonds
Through Certificates					6.637% due 04/01/57	370	464
Series 2005-AR13 Class A1A1					7.055% due 04/01/57	600	672
0.445% due 10/25/45 (Ê)		18		18	New York City Water & Sewer System
Series 2006-AR7 Class A1A					Revenue Bonds
1.035% due 09/25/46 (Ê)		769		514	5.375% due 06/15/43	525	610
Series 2007-HY2 Class 2A3					New York State Dormitory Authority
1.759% due 04/25/37 (Ê)		622		455	Revenue Bonds
Wells Fargo Mortgage Backed Securities					5.000% due 03/15/41	200	221
Trust					North Carolina Turnpike Authority
Series 2004-P Class 2A1					Revenue Bonds
2.613% due 09/25/34 (Ê)		266		272	6.700% due 01/01/39	100	113
Series 2006-2 Class 2A3					Public Power Generation Agency
5.500% due 03/25/36		85		82	Revenue Bonds
Series 2006-AR2 Class 2A1					7.242% due 01/01/41	100	113
2.615% due 03/25/36		117		117	San Diego County Regional Airport
					Authority Revenue Bonds
Series 2006-AR2 Class 2A3					6.628% due 07/01/40	100	109
2.615% due 03/25/36 (Ê)		175		175

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
State of California General Obligation				Series M 30
Unlimited				10.000% due 11/20/36	MXN	14,649	1,474
6.650% due 03/01/22		200	247	Series M
7.500% due 04/01/34		100	143	8.000% due 06/11/20	MXN	13,960	1,168
State of Illinois General Obligation				New Zealand Government Bond
Unlimited				2.000% due 09/20/25	NZD	340	263
5.877% due 03/01/19		375	416	Series 423
5.100% due 06/01/33		440	427	5.500% due 04/15/23	NZD	1,500	1,283
7.350% due 07/01/35		350	402	Series 521
University of California Revenue Bonds				6.000% due 05/15/21	NZD	2,680	2,322
6.270% due 05/15/31		400	444	Norway Government Bond
			9,237	Series 472
Non-US Bonds - 4.6%				4.250% due 05/19/17	NOK	10,990	1,830
Australia Government Bond				Norwegian Government Bonds
Series 120				3.000% due 03/14/24	NOK	2,650	438
6.000% due 02/15/17	AUD	1,374	1,295	Peru Government Bond
Series 126				7.840% due 08/12/20	PEN	2,410	949
4.500% due 04/15/20	AUD	2,340	2,200	Poland Government Bond
Series 133				Series 0417
5.500% due 04/21/23	AUD	1,500	1,517	4.750% due 04/25/17	PLN	3,140	1,012
Australian Government Bond				Series 1019
4.500% due 04/21/33	AUD	990	924	5.500% due 10/25/19	PLN	3,210	1,112
Brazil Notas do Tesouro Nacional				Red & Black Auto Germany
Series NTNB				Series 2012-1 Class A
6.000% due 05/15/45	BRL	704	710	0.977% due 12/15/20 (Ê)	EUR	11	14
6.000% due 08/15/50	BRL	625	619	SC Germany Auto UG
Series NTNF				Series 2011-2 Class A
10.000% due 01/01/23	BRL	1,685	629	0.957% due 11/13/21 (Ê)	EUR	415	526
Colombia Government International				South Africa Government Bond
Bond				Series R203
7.750% due 04/14/21	COP	341,000	182	8.250% due 09/15/17	ZAR	4,960	452
Granite Master Issuer PLC				Series R214
Series 2005-1 Class A5				6.500% due 02/28/41	ZAR	17,150	1,143
0.187% due 12/20/54 (Ê)	EUR	185	233	Spain Government Bond
Series 2005-4 Class A5				3.300% due 07/30/16	EUR	1,100	1,465
0.207% due 12/20/54 (Ê)	EUR	79	99	4.250% due 10/31/16	EUR	200	273
Series 2006-4 Class A7				2.100% due 04/30/17	EUR	800	1,053
0.227% due 12/20/54 (Ê)	EUR	197	248	Titulos De Tesoreria B Bonds
Ireland Government Bond				10.000% due 07/24/24	COP	2,535,200	1,527
5.400% due 03/13/25	EUR	950	1,598	Wood Street CLO 1 BV
Italy Buoni Poliennali Del Tesoro				Series 2005-I Class A
2.750% due 12/01/15	EUR	1,200	1,558	0.657% due 11/22/21 (Ê)	EUR	77	97
3.750% due 04/15/16	EUR	200	266				37,457
2.250% due 05/15/16	EUR	200	260	United States Government Agencies - 0.6%
3.750% due 08/01/16	EUR	1,100	1,474	Fannie Mae
4.750% due 06/01/17	EUR	1,200	1,682	5.000% due 05/11/17		100	110
LBG Capital No 2 PLC				Federal Farm Credit Banks
Series 21				0.207% due 02/27/17 (Ê)		950	951
15.000% due 12/21/19	GBP	500	1,147	Federal Home Loan Mortgage Corp.
Malaysia Government Bond				2.000% due 08/25/16		675	693
4.181% due 07/15/24	MYR	1,560	485	0.875% due 03/07/18		400	393
Series 0113				3.750% due 03/27/19		300	325
3.172% due 07/15/16	MYR	719	219	1.250% due 08/01/19		100	97
Series 1/06				1.250% due 10/02/19		400	389
4.262% due 09/15/16	MYR	1,424	442	Series 1
Malaysia Government International Bond				0.750% due 01/12/18		800	784
3.394% due 03/15/17	MYR	520	158	Federal National Mortgage Association
Mexican Bonos				1.250% due 01/30/17		300	303
Series M 20				0.875% due 12/20/17		100	99
7.500% due 06/03/27	MXN	13,652	1,111	0.875% due 05/21/18		300	294

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.875% due 09/18/18	200	202	Options Purchased - 0.0%
		4,640	(Number of Contracts)
United States Government Treasuries - 12.7%			Swaptions
United States Treasury Principal			(Fund Receives/Fund Pays)
Principal Only STRIP			USD 0.450%/USD Three Month LIBOR
Zero coupon due 11/15/27	735	505	Apr 2018 0.00 Put (1)	1,680	(ÿ)	72
United States Treasury Coupon			USD 4.500%/USD Three Month LIBOR
Principal Only STRIP			Mar 2018 0.00 Put (2)	2,670	(ÿ)	114
Zero coupon due 11/15/27	625	423	USD 5.000%/USD Three Month LIBOR
United States Treasury Inflation Indexed			Jan 2019 0.00 Put (1)	1,095	(ÿ)	38
Bonds			Total Options Purchased
0.125% due 04/15/17	934	946	(cost $371)			224
1.250% due 07/15/20	655	696
0.125% due 07/15/22	1,865	1,820	Short-Term Investments - 34.1%
0.125% due 07/15/24	808	775	Abbey National Treasury Services PLC
2.375% due 01/15/25	4,045	4,737	3.875% due 11/10/14 (Þ)	870		873
2.000% due 01/15/26	360	410	Adam Aircraft Industries - Term Loan
2.375% due 01/15/27	3,190	3,776	15.130% due 05/23/14 (Å)	49		—
1.750% due 01/15/28	2,729	3,038	Ally Financial, Inc.
1.375% due 02/15/44	1,585	1,695	4.625% due 06/26/15	400		406
United States Treasury Notes			AmeriCredit Automobile Receivables
0.500% due 07/31/16	8,240	8,241	Series 2014-3 Class A1
0.500% due 08/31/16	14,960	14,945	0.230% due 08/10/15	1,300		1,300
1.000% due 08/31/16	1,330	1,341	Anheuser-Busch InBev Worldwide, Inc.
0.875% due 09/15/16	1,180	1,186	3.625% due 04/15/15	195		198
0.875% due 05/15/17	1,790	1,788
0.875% due 07/15/17	1,670	1,664	0.800% due 07/15/15	380		381
1.000% due 09/15/17	850	849	ARI Fleet Lease Trust
1.625% due 07/31/19	2,610	2,594	0.250% due 04/15/15 (Þ)	748		748
1.625% due 08/31/19	4,340	4,310	Bank of America Corp.
1.750% due 09/30/19	910	909	4.500% due 04/01/15	400		408
2.125% due 01/31/21	2,640	2,640	4.750% due 08/01/15	410		424
2.000% due 08/31/21	965	952	Bank of Montreal
2.375% due 08/15/24	23,110	22,842	0.196% due 12/08/14 (~)	800		800
2.750% due 08/15/42	935	857	2.850% due 06/09/15 (Þ)	100		102
3.750% due 11/15/43	745	823	BP Capital Markets
3.375% due 05/15/44	5,440	5,617	1.700% due 12/05/14	900		902
3.125% due 08/15/44	13,355	13,142	Caisse Centrale Desjardins
		103,521	2.650% due 09/16/15 (Þ)	410		419
Total Long-Term Investments			Cameron International Corp.
(cost $581,115)		590,060	0.270% due 10/09/14 (ç)(~)	1,900		1,900
Common Stocks - 0.0%			Cardinal Health, Inc.
Utilities - 0.0%			4.000% due 06/15/15	900		922
Dynegy, Inc. Class A(Æ)	2,680	77	CCG Receivables Trust
Total Common Stocks			Series 2014-1 Class A1
(cost $54)		77	0.270% due 05/14/15 (Þ)	389		389
			Citigroup, Inc.
Preferred Stocks - 0.2%			5.500% due 10/15/14	405		406
Financial Services - 0.1%			6.010% due 01/15/15	2,600		2,641
Morgan Stanley	30,000	750	4.700% due 05/29/15	50		51
XLIT, Ltd.	260	218	2.250% due 08/07/15	1,000		1,011
		968
Technology - 0.1%			Commonwealth Bank of Australia NY
			1.950% due 03/16/15	750		756
Verizon Communications, Inc.	32,300	841	ConocoPhillips
Total Preferred Stocks			4.600% due 01/15/15	975		986
(cost $1,780)		1,809	Constellation Energy Group, Inc.
			4.550% due 06/15/15	900		924

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Cox Enterprises Discount Notes			0.625% due 10/08/14 (ç)(~)		500	500
0.250% due 10/03/14 (ç)(~)	600	600	0.630% due 11/05/14 (ç)(~)		1,400	1,399
Cox Enterprises, Inc.			Hewlett-Packard Co.
0.250% due 10/07/14 (ç)(~)	1,200	1,200	2.125% due 09/13/15		1,035	1,049
Credit Suisse			Holcim US Finance Sarl & Cie SCS
0.465% due 03/17/15 (~)	100	100	0.380% due 11/14/14 (ç)(~)		900	900
3.500% due 03/23/15	1,290	1,309	Honda Auto Receivables Owner Trust
0.467% due 04/10/15 (~)	750	750	Series 2011-3 Class A3
CVS Health Corp.			0.880% due 09/21/15		82	82
3.250% due 05/18/15	295	300	Series 2014-3 Class A1
Daimler Finance NA LLC			0.190% due 08/17/15		1,653	1,653
0.834% due 01/09/15 (Ê)(Þ)	400	400	HSBC USA, Inc.
2.300% due 01/09/15 (Þ)	400	402	2.375% due 02/13/15		235	237
1.300% due 07/31/15 (Þ)	1,300	1,308	Hypo Alpe Adria Int'l AG
Dell Equipment Finance Trust			0.152% due 03/20/15	EUR	200	227
0.260% due 08/14/15 (Þ)	684	684	Hyundai Auto Lease Securitization Trust
			Series 2012-A Class A3
Dominion Resources, Inc.			0.920% due 08/17/15 (Þ)		775	776
0.230% due 10/07/14 (ç)(~)	1,400	1,400	Indian Oil Corp., Ltd.
Duke Energy Corp.			4.750% due 01/22/15		400	404
0.260% due 10/14/14 (ç)(~)	600	600	International Lease Finance Corp.
Enbridge Energy Partners			4.875% due 04/01/15		350	355
0.270% due 10/09/14 (ç)(~)	1,200	1,200	Japan Treasury Bills
ENI Finance USA, Inc.			0.010% due 01/08/15	JPY	400,000	3,647
Zero coupon due 10/03/14 (ç)(~)	250	250	JPMorgan Chase & Co.
1.000% due 04/10/15 (~)	900	900	3.700% due 01/20/15		1,120	1,131
0.580% due 05/22/15 (~)	900	898	1.875% due 03/20/15		1,300	1,309
0.570% due 06/24/15 (~)	1,000	997	3.400% due 06/24/15		800	817
Export-Import Bank of Korea			Kellogg Co.
5.875% due 01/14/15	700	710	0.464% due 02/13/15 (Ê)		765	766
Fairway Finance Co., LLC			1.125% due 05/15/15		500	502
Zero coupon due 01/12/15 (~)	200	200
Federal Home Loan Bank Discount			Kubota Credit Owner Trust
Notes			Series 2014-1A Class A1
Zero coupon due 10/15/14 (ç)(~)	2,390	2,390	0.220% due 05/15/15 (Þ)		164	164
			Macquarie Bank, Ltd.
0.078% due 10/24/14 (ç)(~)	2,695	2,695	3.450% due 07/27/15 (Þ)		400	409
Zero coupon due 10/29/14 (ç)(~)	3,150	3,150	MGM Resorts International
Zero coupon due 11/07/14 (ç)(~)	1,205	1,205	6.625% due 07/15/15		1,479	1,520
Zero coupon due 03/25/15 (~)	3,365	3,365	MMAF Equipment Finance LLC
Federal Home Loan Banks			Series 2014-AA Class A1
0.750% due 05/26/15	1,020	1,012	0.200% due 07/02/15 (Þ)		1,044	1,044
Federal Home Loan Discount Notes			Mohawk Industries, Inc.
0.010% due 10/21/14 (ç)(~)	2,830	2,830	0.520% due 10/01/14 (ç)(~)		1,400	1,400
Ford Credit Auto Lease Trust			0.570% due 10/14/14 (ç)(~)		500	500
Series 2012-B Class A3			Morgan Stanley
0.570% due 09/15/15	226	226	4.200% due 11/20/14		200	200
Ford Motor Credit Co. LLC			6.000% due 04/28/15		200	206
3.875% due 01/15/15	1,700	1,716	NBCUniversal Enterprise, Inc.
7.000% due 04/15/15	1,200	1,242	0.250% due 10/10/14 (Å)(ç)(~)		1,300	1,300
2.750% due 05/15/15	2,000	2,026	Northern Pines Funding, LLC
Freddie Mac REMICS			Zero coupon due 12/29/14 (~)		1,000	999
Series 2010-3640 Class JA			Orange SA
1.500% due 03/15/15	47	47	2.125% due 09/16/15		600	607
Gilead Sciences, Inc.			Pacific Gas & Electric Co.
2.400% due 12/01/14	900	903	0.433% due 05/11/15 (Ê)		1,000	1,001
Glencore Funding LLC			Pearson Holdings

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
0.290% due 10/06/14 (ç)(~)		1,100		1,100	WellPoint, Inc.
Petrobras International Finance Co.					1.250% due 09/10/15	1,200	1,207
2.875% due 02/06/15		400		402	Westlake Automobile Receivables Trust
Private Export Funding Corp.					Series 2014-1A Class A1
Zero coupon due 05/12/15 (~)		750		749	0.350% due 06/15/15 (Þ)	316	316
Province of Ontario Canada					Wheels SPV 2 LLC
0.950% due 05/26/15		1,240		1,246	Series 2014-1A Class A1
Reckitt Benckiser Treasury Services PLC					0.240% due 05/20/15 (Þ)	480	480
Zero coupon due 04/02/15 (~)		1,365		1,363	Total Short-Term Investments
Royal Bank of Scotland Group PLC					(cost $277,341)		277,250
5.000% due 10/01/14 (ç)		400		400	Repurchase Agreements - 1.0%
2.550% due 09/18/15		800		812	Agreement with Morgan Stanley and
Royal Bank of Scotland PLC					State Street Bank (Tri-Party) of
9.625% due 06/22/15	GBP	370		630	$7,900,000 dated September 30,
Russell U.S. Cash Management Fund		164,322,311	(8)	164,322	2014 at 0.015% to be repurchased
Springleaf Finance Corp.					at $7,900,000 on October 1, 2014
Series INCM					collateralized by: $8,482,100 par
6.000% due 11/15/14		200		200	various United States Treasury
					Obligations, valued at $7,962,571.	7,900	7,900
Standard Chartered PLC					Total Repurchase Agreements
3.850% due 04/27/15 (Þ)		1,651		1,680
					(cost $7,900)		7,900
Susquehanna Series 2014-1A Auto Class Receivables A1 Trust					Total Investments 107.7%
0.240% due 08/17/15 (Þ)		1,525		1,525	(identified cost $868,561)		877,320
TD Ameritrade Holding Corp.					Other Assets and Liabilities,
4.150% due 12/01/14		225		226	Net - (7.7%)		(62,614)
Telefonica Emisiones SAU					Net Assets - 100.0%		814,706
3.729% due 04/27/15		900		915
Telefonos de Mexico SAB de CV
5.500% due 01/27/15		360		365
Tesco Treasury Services PLC
1.000% due 08/18/15 (~)		1,700		1,687
Teva Pharmaceutical Finance II BV /
Teva Pharmaceutical Finance III LLC
3.000% due 06/15/15		500		509
Tidewater Auto Receivables Trust
Series 2014-AA Class A1
0.400% due 06/15/15 (Þ)		180		180
Time Warner, Inc.
3.150% due 07/15/15		500		510
United States Treasury Bills
0.015% due 10/23/14		5,680		5,680
0.025% due 10/23/14		5,140		5,140
Zero coupon due 11/06/14 (ç)(~)		32		32
United States Treasury Inflation Indexed
Bonds
1.625% due 01/15/15		399		400
0.500% due 04/15/15		588		589
Verizon Communications, Inc.
4.900% due 09/15/15		1,000		1,041
Viacom, Inc.
1.250% due 02/27/15		900		903
Vodafone Group PLC
0.010% due 04/10/15 (~)		1,290		1,286
0.510% due 06/01/15 (~)		1,900		1,894
Volvo Treasury AB
5.950% due 04/01/15 (Þ)		385		395

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
	Acquisition	Amount ($)		Unit	(000)	(000)
% of Net Assets Securities	Date	or shares		$	$	$
0.4%
Adam Aircraft Industries - Term Loan	05/22/07		48,786	114.22	56	—
Banc of America Funding Ltd.	05/08/14		545,656	99.01	540	543
BMW US Capital LLC Co.	05/20/14		1,600,000	99.98	1,600	1,601
NBCUniversal Enterprise, Inc.	09/12/14		1,300,000	99.99	1,300	1,300
						3,444
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of		Notional		Expiration	(Depreciation)
	Contracts		Amount		Date	$
Long Positions
Euro-BTP Futures		12	EUR	1,566	12/14	9
Eurodollar Futures		45	USD	11,222	12/14	3
Eurodollar Futures		20	USD	4,983	03/15	1
Eurodollar Futures		332	USD	82,083	12/15	(117)
Eurodollar Futures		140	USD	34,515	03/16	(72)
Eurodollar Futures		34	USD	8,358	06/16	(18)
Eurodollar Futures		46	USD	11,277	09/16	(30)
Eurodollar Futures (CME)		10	USD	2,445	12/16	(1)
United States Treasury 2 Year Note Futures		161	USD	35,235	12/14	(9)
United States Treasury 5 Year Note Futures		402	USD	47,540	12/14	(122)
United States Treasury 10 Year Note Futures		733	USD	91,362	12/14	(549)
United States Treasury Long Bond Futures		312	USD	43,027	12/14	(383)
United States Treasury Ultra Long-Term Bond Futures		1	USD	153	12/14	(2)
Short Positions
Canada Government 10 Year Bond Futures		16	CAD	2,168	12/14	11
Euro-Bobl Futures		19	EUR	2,430	12/14	(9)
Euro-BTP Futures		16	EUR	2,088	12/14	(29)
Euro-Bund Futures		8	EUR	2	11/14	—
Eurodollar Futures		20	USD	4,931	03/16	9
Eurodollar Futures		10	USD	2,428	12/17	—
Euro-OAT Futures		17	EUR	2,444	12/14	(16)
Japan Government 10 Year Bond Futures		4	JPY	583,361	12/14	(2)
Long Gilt Futures		28	GBP	3,168	12/14	(50)
United States Treasury 2 Year Note Futures		181	USD	39,611	12/14	11
United States Treasury 5 Year Note Futures		19	USD	2,247	12/14	11
United States Treasury Long Bond Futures		6	USD	827	12/14	10
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(1,344)

See accompanying notes which are an integral part of this quarterly report.

44 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/BRL)	Call	1	2.59	USD	—	10/30/14	(2)
Cross Currency Options (USD/BRL)	Call	1	2.58	USD	—	10/31/14	(1)
Cross Currency Options (USD/JPY)	Put	1	97.00	USD	—	11/10/14	—
Cross Currency Options (USD/JPY)	Put	1	98.00	USD	—	11/10/14	—
Cross Currency Options (USD/JPY)	Put	1	99.00	USD	—	09/30/15	(2)
Cross Currency Options (USD/JPY)	Put	1	80.00	USD	—	02/18/19	(3)
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	—
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	—
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	—
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	—
Swaptions
(Fund Receives/Fund Pays)
EUR Three Month LIBOR/EUR 1.200%	Call	1	0.00		1,700	01/20/15	(22)
USD Three Month LIBOR/EUR 1.850%	Call	1	0.00		2,000	12/02/14	(4)
USD Three Month LIBOR/USD 0.950%	Call	1	0.00		400	03/23/15	(1)
USD Three Month LIBOR/USD 1.650%	Call	1	0.00		3,900	11/17/14	(1)
USD Three Month LIBOR/USD 1.700%	Call	1	0.00		1,000	11/17/14	—
USD Three Month LIBOR/USD 1.700%	Call	1	0.00		700	12/02/14	—
USD Three Month LIBOR/USD 1.800%	Call	2	0.00		4,200	12/01/14	(5)
EUR 1.550%/EUR Three Month LIBOR	Put	1	0.00		400	03/23/15	(2)
EUR 1.600%/EUR Three Month LIBOR	Put	1	0.00		1,700	01/20/15	(3)
USD 0.850%/USD Three Month LIBOR	Put	1	0.00		500	12/17/14	(1)
USD 0.900%/USD Three Month LIBOR	Put	1	0.00		200	12/17/14	—
USD 0.950%/USD Three Month LIBOR	Put	1	0.00		300	12/17/14	—
USD 2.050%/USD Three Month LIBOR	Put	1	0.00		1,000	11/17/14	(4)
USD 2.050%/USD Three Month LIBOR	Put	1	0.00		700	12/02/14	(4)
USD 2.100%/USD Three Month LIBOR	Put	1	0.00		1,200	12/01/14	(5)
USD 2.150%/USD Three Month LIBOR	Put	1	0.00		3,000	12/01/14	(10)
USD 2.150%/USD Three Month LIBOR	Put	1	0.00		2,000	12/02/14	(7)
USD 2.600%/USD Three Month LIBOR	Put	2	0.00		1,800	09/14/15	(28)
USD 2.800%/USD Three Month LIBOR	Put	1	0.00		3,800	11/17/14	(20)
USD 2.800%/USD Three Month LIBOR	Put	1	0.00		1,200	02/02/15	(16)
USD 2.850%/USD Three Month LIBOR	Put	1	0.00		3,900	11/17/14	(15)
USD 2.850%/USD Three Month LIBOR	Put	1	0.00		7,600	11/17/14	(31)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		4,135	01/14/19	(59)
Total Liability for Options Written (premiums received $416)							(247)

Transactions in options written contracts for the period ended September 30, 2014 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding December 31, 2013				54	$364
Opened				72	625
Closed				(13)	(52)
Expired				(77)	(521)
Outstanding September 30, 2014				36	$416

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group		USD	5,722	AUD	6,258	10/14/14	(248)
Australia and New Zealand Banking Group		USD	536	JPY	58,245	10/14/14	(5)
Australia and New Zealand Banking Group		CAD	2,922	NZD	3,263	10/14/14	(64)
Australia and New Zealand Banking Group		SGD	4,126	JPY	342,722	10/14/14	(109)
Bank of America		USD	4,403	CAD	4,833	10/14/14	(89)
Bank of America		USD	1,807	EUR	1,372	10/14/14	(74)
Bank of America		USD	777	MXN	10,352	12/18/14	(10)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 45

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,593	SEK	11,335	10/14/14	(22)
Bank of America	EUR	1,353	CHF	1,632	10/14/14	—
Bank of America	EUR	11,277	GBP	8,992	10/14/14	330
Bank of America	EUR	125	USD	159	10/01/14	1
Bank of America	EUR	400	USD	505	10/02/14	(1)
Bank of America	GBP	319	EUR	400	10/14/14	(12)
Bank of America	GBP	1,182	USD	1,909	12/11/14	(6)
Bank of America	JPY	3,947	USD	36	10/02/14	—
Bank of America	JPY	115,059	USD	1,057	10/14/14	8
Bank of America	JPY	922,615	USD	8,767	10/14/14	355
Bank of America	JPY	76,768	USD	702	10/29/14	1
Bank of America	SEK	7,257	USD	1,004	10/29/14	(2)
Barclays	USD	270	EUR	208	10/02/14	(7)
Barclays	USD	274	EUR	208	10/02/14	(12)
Barclays	USD	2,211	JPY	242,600	10/01/14	1
Barclays	USD	1,741	SEK	12,389	10/14/14	(24)
Barclays	EUR	81	USD	103	10/01/14	1
Barclays	GBP	1,599	EUR	2,015	10/14/14	(46)
Barclays	JPY	242,600	USD	2,211	11/04/14	(1)
BNP Paribas	USD	20	BRL	49	11/04/14	—
BNP Paribas	USD	2,659	EUR	2,111	10/01/14	7
BNP Paribas	BRL	99	USD	40	11/04/14	—
BNP Paribas	EUR	797	USD	1,012	10/01/14	6
BNP Paribas	EUR	2,111	USD	2,659	11/04/14	(7)
BNP Paribas	JPY	13,905	USD	127	10/01/14	—
BNP Paribas	JPY	24,587	USD	225	10/01/14	1
BNP Paribas	JPY	34,426	USD	314	10/02/14	—
Citigroup	USD	795	AUD	910	10/01/14	2
Citigroup	USD	1,134	AUD	1,241	10/14/14	(49)
Citigroup	USD	1,181	AUD	1,285	10/14/14	(57)
Citigroup	USD	552	EUR	420	10/02/14	(21)
Citigroup	USD	5,338	GBP	3,261	10/14/14	(52)
Citigroup	USD	3,600	SEK	25,562	10/14/14	(58)
Citigroup	USD	5,320	SGD	6,641	10/14/14	(114)
Citigroup	AUD	37	USD	32	10/01/14	—
Citigroup	AUD	533	USD	465	10/02/14	(1)
Citigroup	AUD	9,095	USD	8,442	10/14/14	485
Citigroup	AUD	910	USD	793	11/04/14	(2)
Citigroup	EUR	2,717	JPY	371,169	10/14/14	(47)
Citigroup	MXN	810	USD	61	12/18/14	1
Commonwealth Bank of Australia	USD	1,862	CHF	1,779	10/08/14	2
Commonwealth Bank of Australia	USD	6,207	CHF	5,930	10/08/14	5
Commonwealth Bank of Australia	USD	1,862	EUR	1,474	10/08/14	—
Commonwealth Bank of Australia	USD	4,345	EUR	3,439	10/08/14	(1)
Commonwealth Bank of Australia	USD	6,391	EUR	4,851	10/08/14	(264)
Commonwealth Bank of Australia	USD	6,208	EUR	4,913	11/07/14	(1)
Commonwealth Bank of Australia	USD	4,373	SEK	31,525	10/08/14	(5)
Commonwealth Bank of Australia	CHF	1,771	USD	1,934	10/08/14	79
Commonwealth Bank of Australia	CHF	5,904	USD	6,448	10/08/14	264
Commonwealth Bank of Australia	CHF	1,779	USD	1,862	11/07/14	(2)
Commonwealth Bank of Australia	CHF	5,930	USD	6,208	11/07/14	(5)
Commonwealth Bank of Australia	EUR	1,455	USD	1,917	10/08/14	79
Commonwealth Bank of Australia	EUR	3,395	USD	4,473	10/08/14	185
Commonwealth Bank of Australia	EUR	4,913	USD	6,207	10/08/14	1
Commonwealth Bank of Australia	EUR	1,474	USD	1,862	11/07/14	—
Commonwealth Bank of Australia	EUR	3,439	USD	4,346	11/07/14	1
Commonwealth Bank of Australia	SEK	31,288	USD	4,488	10/08/14	152
Commonwealth Bank of Australia	SEK	31,525	USD	4,373	11/07/14	5
Credit Suisse	USD	138	EUR	105	10/02/14	(6)
Credit Suisse	USD	915	MXN	11,923	10/22/14	(28)
Credit Suisse	AUD	165	USD	144	10/01/14	(1)

See accompanying notes which are an integral part of this quarterly report.

46 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Credit Suisse	AUD	315	USD	275	10/01/14	(1)
Credit Suisse	AUD	411	USD	358	10/02/14	(2)
Credit Suisse	CHF	8,328	EUR	6,882	10/14/14	(31)
Credit Suisse	JPY	19,700	USD	180	10/01/14	—
Credit Suisse	JPY	75,782	USD	693	10/01/14	2
Credit Suisse	JPY	24,044	USD	219	10/02/14	—
Credit Suisse	JPY	52,484	USD	478	10/02/14	(1)
Credit Suisse	JPY	399,177	USD	3,668	01/08/15	25
Credit Suisse	NZD	7,478	USD	6,203	10/14/14	373
Deutsche Bank	JPY	20,791	USD	190	10/01/14	—
Deutsche Bank	JPY	87,845	USD	803	10/01/14	2
Deutsche Bank	JPY	32,000	USD	299	10/02/14	8
Deutsche Bank	JPY	53,100	USD	498	10/02/14	14
Deutsche Bank	JPY	74,122	USD	675	10/02/14	(1)
Goldman Sachs	USD	4,408	CAD	4,840	10/14/14	(88)
Goldman Sachs	USD	411	EUR	311	10/02/14	(18)
Goldman Sachs	USD	1,156	EUR	894	10/14/14	(26)
Goldman Sachs	USD	1,781	JPY	194,167	10/14/14	(10)
Goldman Sachs	AUD	182	USD	158	10/01/14	(1)
Goldman Sachs	EUR	11,159	USD	14,730	10/02/14	635
Goldman Sachs	GBP	1,661	EUR	2,095	10/14/14	(47)
Goldman Sachs	GBP	3,273	USD	5,349	10/14/14	44
Goldman Sachs	JPY	259,947	USD	2,497	10/02/14	127
Goldman Sachs	SEK	17,028	USD	2,455	10/14/14	96
Goldman Sachs	SGD	2,515	JPY	208,540	10/14/14	(70)
HSBC	USD	135	EUR	104	10/02/14	(4)
JPMorgan Chase	USD	2,388	AUD	2,598	10/14/14	(115)
JPMorgan Chase	USD	898	CAD	983	10/22/14	(21)
JPMorgan Chase	USD	1,158	CAD	1,247	10/22/14	(45)
JPMorgan Chase	USD	135	EUR	104	10/02/14	(3)
JPMorgan Chase	USD	1,736	EUR	1,318	10/14/14	(71)
JPMorgan Chase	USD	1,605	GBP	941	10/22/14	(80)
JPMorgan Chase	USD	3,365	JPY	366,247	10/02/14	(25)
JPMorgan Chase	USD	1,173	JPY	119,055	10/22/14	(88)
JPMorgan Chase	USD	3,599	KRW	3,703,619	10/22/14	(92)
JPMorgan Chase	USD	385	MXN	5,021	10/22/14	(11)
JPMorgan Chase	USD	3,114	MYR	9,942	10/23/14	(88)
JPMorgan Chase	USD	2,147	NOK	13,324	10/22/14	(74)
JPMorgan Chase	USD	1,078	PLN	3,329	10/22/14	(73)
JPMorgan Chase	USD	2,677	SEK	19,029	10/14/14	(40)
JPMorgan Chase	USD	4,225	SEK	28,970	10/22/14	(211)
JPMorgan Chase	USD	2,254	TWD	67,453	10/22/14	(37)
JPMorgan Chase	USD	358	ZAR	3,860	10/22/14	(17)
JPMorgan Chase	AUD	211	USD	185	10/01/14	—
JPMorgan Chase	AUD	10,265	USD	9,578	10/22/14	602
JPMorgan Chase	BRL	7,778	USD	3,412	10/22/14	252
JPMorgan Chase	BRL	49	USD	20	11/04/14	—
JPMorgan Chase	CAD	5,908	NZD	6,593	10/14/14	(133)
JPMorgan Chase	CHF	1,633	USD	1,784	10/14/14	74
JPMorgan Chase	CLP	1,319,553	USD	2,312	10/22/14	109
JPMorgan Chase	COP	6,264,322	USD	3,335	10/22/14	246
JPMorgan Chase	CZK	33,283	USD	1,635	10/22/14	106
JPMorgan Chase	EUR	1,152	USD	1,461	10/01/14	6
JPMorgan Chase	EUR	6,314	USD	8,521	10/22/14	545
JPMorgan Chase	GBP	1,070	USD	1,799	10/22/14	65
JPMorgan Chase	IDR	28,792,681	USD	2,441	10/22/14	86
JPMorgan Chase	JPY	21,200	USD	200	10/02/14	6
JPMorgan Chase	JPY	272,115	USD	2,500	10/14/14	19
JPMorgan Chase	JPY	366,247	USD	3,365	11/04/14	25
JPMorgan Chase	NZD	17,251	USD	14,825	10/22/14	1,384
JPMorgan Chase	PEN	7,758	USD	2,746	10/22/14	71

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 47

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	RUB	73,645	USD	1,903	10/24/14	51
JPMorgan Chase	SEK	13,964	EUR	1,518	10/14/14	(18)
JPMorgan Chase	SGD	5,852	USD	4,715	10/23/14	128
JPMorgan Chase	TRY	4,055	USD	1,879	10/22/14	107
Northern Trust	USD	291	EUR	229	10/29/14	(2)
Royal Bank of Canada	USD	4,461	GBP	2,687	10/08/14	(106)
Royal Bank of Canada	USD	263	JPY	28,562	10/14/14	(3)
Royal Bank of Canada	USD	1,781	JPY	194,191	10/14/14	(10)
Royal Bank of Canada	USD	1,971	NOK	12,191	10/08/14	(74)
Royal Bank of Canada	USD	4,368	NOK	28,059	10/08/14	(2)
Royal Bank of Canada	USD	6,240	NOK	40,085	10/08/14	(2)
Royal Bank of Canada	USD	1,870	NOK	12,025	11/07/14	(1)
Royal Bank of Canada	CAD	279	NZD	311	10/14/14	(6)
Royal Bank of Canada	CAD	564	USD	514	10/14/14	11
Royal Bank of Canada	GBP	2,738	USD	4,439	10/08/14	—
Royal Bank of Canada	NOK	12,025	USD	1,872	10/08/14	1
Royal Bank of Canada	NOK	28,445	USD	4,599	10/08/14	173
Royal Bank of Canada	NOK	40,636	USD	6,571	10/08/14	247
Royal Bank of Canada	NOK	28,059	USD	4,363	11/07/14	1
Royal Bank of Canada	NOK	40,085	USD	6,233	11/07/14	2
Royal Bank of Scotland	CAD	415	JPY	40,694	10/29/14	1
Skandinaviska Enskilda Bank	USD	886	SEK	6,298	10/14/14	(13)
Skandinaviska Enskilda Bank	SEK	10,781	EUR	1,172	10/14/14	(14)
Standard Chartered	USD	1,948	AUD	2,088	10/08/14	(121)
Standard Chartered	USD	4,545	AUD	4,871	10/08/14	(282)
Standard Chartered	USD	6,077	AUD	6,947	10/08/14	4
Standard Chartered	USD	1,819	AUD	2,084	11/07/14	1
Standard Chartered	USD	4,245	AUD	4,863	11/07/14	2
Standard Chartered	USD	1,844	JPY	202,247	10/08/14	—
Standard Chartered	USD	6,424	JPY	667,133	10/08/14	(341)
Standard Chartered	USD	6,147	JPY	674,157	11/07/14	1
Standard Chartered	USD	1,917	NZD	2,297	10/08/14	(125)
Standard Chartered	USD	4,472	NZD	5,359	10/08/14	(291)
Standard Chartered	USD	1,807	NZD	2,326	11/07/14	3
Standard Chartered	AUD	2,084	USD	1,823	10/08/14	(1)
Standard Chartered	AUD	4,863	USD	4,254	10/08/14	(2)
Standard Chartered	AUD	6,959	USD	6,494	10/08/14	403
Standard Chartered	AUD	6,947	USD	6,064	11/07/14	(3)
Standard Chartered	CAD	963	USD	867	10/29/14	7
Standard Chartered	JPY	200,140	USD	1,927	10/08/14	102
Standard Chartered	JPY	674,157	USD	6,146	10/08/14	(1)
Standard Chartered	JPY	202,247	USD	1,844	11/07/14	—
Standard Chartered	NZD	2,326	USD	1,812	10/08/14	(3)
Standard Chartered	NZD	5,428	USD	4,228	10/08/14	(7)
State Street	USD	11	AUD	12	10/08/14	(1)
State Street	USD	121	AUD	138	11/07/14	—
State Street	USD	282	AUD	323	11/07/14	—
State Street	USD	4,537	CAD	5,075	11/07/14	(9)
State Street	USD	82	EUR	62	10/08/14	(3)
State Street	USD	262	EUR	208	11/07/14	—
State Street	USD	85	GBP	51	10/08/14	(2)
State Street	USD	68	JPY	7,024	10/08/14	(3)
State Street	USD	327	JPY	35,873	11/07/14	—
State Street	USD	62	NOK	386	10/08/14	(2)
State Street	USD	89	NOK	552	10/08/14	(3)
State Street	USD	85	NOK	548	11/07/14	—
State Street	USD	24	NZD	29	10/08/14	(2)
State Street	USD	57	NZD	69	10/08/14	(3)
State Street	USD	114	NZD	147	11/07/14	—
State Street	AUD	4	USD	4	10/08/14	—
State Street	AUD	8	USD	7	10/08/14	—

See accompanying notes which are an integral part of this quarterly report.

48 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
State Street		AUD	461	USD		403	11/07/14	—
State Street		CHF	8	USD		9	10/08/14	—
State Street		CHF	26	USD		29	10/08/14	1
State Street		CHF	75	USD		79	11/07/14	—
State Street		CHF	251	USD		263	11/07/14	—
State Street		EUR	19	USD		25	10/08/14	1
State Street		EUR	44	USD		58	10/08/14	2
State Street		EUR	62	USD		79	11/07/14	—
State Street		EUR	145	USD		184	11/07/14	—
State Street		JPY	2,107	USD		20	10/08/14	1
State Street		JPY	10,762	USD		98	11/07/14	—
State Street		NOK	166	USD		27	10/08/14	1
State Street		NOK	1,278	USD		199	11/07/14	—
State Street		NOK	1,826	USD		284	11/07/14	—
State Street		SEK	237	USD		34	10/08/14	1
State Street		SEK	1,497	USD		208	11/07/14	—
UBS		USD	1,907	AUD		2,086	10/14/14	(82)
UBS		USD	40	BRL		99	11/04/14	—
UBS		USD	8,892	CHF		8,448	10/14/14	(42)
UBS		USD	12,405	EUR		9,699	10/02/14	(155)
UBS		USD	8,108	JPY	880,704		10/14/14	(77)
UBS		AUD	4,395	USD		4,080	10/14/14	235
UBS		BRL	681	USD		298	10/02/14	20
UBS		BRL	681	USD		287	11/04/14	11
UBS		EUR	9,699	USD		12,408	11/04/14	155
UBS		GBP	3,641	EUR		4,564	10/14/14	(137)
UBS		GBP	1,759	USD		2,915	10/14/14	63
UBS		NZD	2,719	USD		2,256	10/14/14	136
UBS		SEK	7,400	USD		1,067	10/14/14	41
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								3,881

Index Swap Contracts (*)
Amounts in thousands
Fund Receives					Notional		Termination	Fair Value
Underlying Security		Counterparty			Amount		Date	$
Barclays Capital U.S. Aggregate Bond Index	Barclays				USD	10,467	10/01/14	(71)
Barclays Capital U.S. Aggregate Bond Index	Barclays				USD	10,383	10/31/14	(70)
Barclays Capital U.S. Aggregate Bond Index	Barclays				USD	12,246	04/30/15	(83)
Barclays Capital U.S. Aggregate Bond Index	Barclays				USD	12,000	08/31/15	(81)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $8,069 (å)								(305)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1-month LIBOR rates plus a fixed rate fee of 0.156%.

Interest Rate Swaps

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	BRL	1,000	12.055%	Brazil Interbank Deposit Rate	01/04/21	1
Barclays	MXN	2,000	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	4
Barclays	MXN	21,400	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	40
Barclays	USD	2,090	3.145%	Three Month LIBOR	03/15/26	2
Barclays	USD	425	Three Month LIBOR	2.481%	11/15/27	3
Barclays	USD	425	Three Month LIBOR	2.417%	11/15/27	7
Barclays	USD	940	Three Month LIBOR	3.490%	03/15/46	(16)
Citigroup	USD	2,600	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(31)
Citigroup	USD	850	Three Month LIBOR	2.714%	08/15/42	78
Citigroup	USD	685	Three Month LIBOR	3.676%	11/15/43	(66)
Credit Suisse	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 49

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Credit Suisse	USD	3,800	3.000%	Three Month LIBOR	09/21/17	27
Credit Suisse	BRL	300	12.055%	Brazil Interbank Deposit Rate	01/04/21	—
Credit Suisse	MXN	15,000	6.300%	Mexico Interbank 28 Day Deposit Rate	04/26/24	(4)
Credit Suisse	MXN	18,000	6.810%	Mexico Interbank 28 Day Deposit Rate	06/19/34	(49)
Deutsche Bank	MXN	4,000	6.810%	Mexico Interbank 28 Day Deposit Rate	06/19/34	(11)
Goldman Sachs	USD	6,000	1.750%	Three Month LIBOR	06/15/17	(16)
Goldman Sachs	USD	1,800	3.000%	Three Month LIBOR	09/21/17	13
Goldman Sachs	USD	2,600	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(31)
Goldman Sachs	USD	500	4.000%	Three Month LIBOR	06/19/24	12
Goldman Sachs	USD	2,270	2.804%	Three Month LIBOR	04/09/26	(69)
Goldman Sachs	USD	6,200	Three Month LIBOR	3.000%	06/19/43	238
Goldman Sachs	USD	1,020	Three Month LIBOR	3.125%	04/09/46	56
HSBC	MXN	1,000	5.500%	Mexico Interbank 9 Month Deposit Rate	09/13/17	2
HSBC	BRL	1,300	12.055%	Brazil Interbank Deposit Rate	01/04/21	1
JPMorgan Chase	HKD	17,500	Three Month HIBOR	2.365%	03/29/21	(16)
JPMorgan Chase	SGD	2,850	Six Month SIBOR	2.270%	03/31/21	(16)
Morgan Stanley	MXN	21,600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	41
Morgan Stanley	USD	1,700	3.000%	Three Month LIBOR	09/21/17	27
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	1
Morgan Stanley	USD	300	Three Month LIBOR	2.550%	09/04/24	3
Morgan Stanley	MXN	4,000	7.020%	Mexico Interbank 28 Day Deposit Rate	06/08/34	(3)
UBS	BRL	1,200	11.680%	Brazil Interbank Deposit Rate	01/04/21	(4)
UBS	MXN	15,000	6.300%	Mexico Interbank 28 Day Deposit Rate	04/26/24	(5)
UBS	MXN	5,000	6.150%	Mexico Interbank 28 Day Deposit Rate	06/07/24	(6)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $578 (å)						215

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Berkshire Hathaway Inc.	Deutsche Bank	0.205%	USD	800	1.000%	06/20/16	11
Berkshire Hathaway Inc.	Bank of America	0.512%	USD	1,800	1.000%	06/20/19	40
MetLife, Inc.	Barclays	0.139%	USD	1,700	1.000%	09/20/15	14
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $60							65
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays		USD	752	5.000%	06/20/15	13
CDX Emerging Markets Index	Deutsche Bank		USD	846	5.000%	06/20/15	14
CDX Emerging Markets Index	Morgan Stanley		USD	752	5.000%	06/20/15	13
CDX Investment Grade Index	Pershing		USD	193	0.548%	12/20/17	3
CDX NA Investment Grade Index	Goldman Sachs		USD	5,000	1.000%	06/20/19	69
CDX NA Investment Grade Index	JPMorgan Chase		USD	386	0.553%	12/20/17	5
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $108							117
Sovereign Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Brazil Government International Bond	Barclays	0.651%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Deutsche Bank	0.651%	USD	1,000	1.000%	06/20/15	3
Brazil Government International Bond	Goldman Sachs	0.651%	USD	500	1.000%	06/20/15	1
Brazil Government International Bond	Barclays	0.652%	USD	700	1.000%	12/20/15	3
Brazil Government International Bond	HSBC	0.652%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	JPMorgan Chase	0.652%	USD	100	1.000%	09/20/15	—
Brazil Government International Bond	Bank of America	0.760%	USD	500	1.000%	03/20/16	2

See accompanying notes which are an integral part of this quarterly report.

50 Core Bond Fund

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Brazil Government International Bond	Credit Suisse	0.838%	USD	200	1.000%	06/20/16	1
Italy Government International Bond	BNP Paribas	0.527%	USD	100	1.000%	09/20/16	1
Italy Government International Bond	Barclays	0.968%	USD	100	1.000%	06/20/19	—
Italy Government International Bond	Deutsche Bank	0.968%	USD	100	1.000%	06/20/19	—
Italy Government International Bond	HSBC	0.968%	USD	100	1.000%	06/20/19	—
Italy Government International Bond	Goldman Sachs	0.997%	USD	1,000	1.000%	12/20/19	1
Italy Government International Bond	JPMorgan Chase	0.997%	USD	600	1.000%	12/20/19	—
Italy Government International Bond	Deutsche Bank	1.001%	USD	100	1.000%	09/20/19	—
Mexico Government International Bond	HSBC	0.412%	USD	500	1.000%	03/20/16	4
Russia Government International Bond	Bank of America	2.362%	USD	100	1.000%	03/20/19	(6)
Russia Government International Bond	Barclays	2.362%	USD	400	1.000%	03/20/19	(22)
Russia Government International Bond	Citigroup	2.362%	USD	100	1.000%	03/20/19	(6)
Russia Government International Bond	Barclays	2.425%	USD	800	1.000%	09/20/19	(51)
United Kingdom Gilt	Societe Generale	0.035%	USD	200	1.000%	03/20/15	1
Venezuela Government International Bond	JPMorgan Chase	15.342%	USD	100	(5.000%)	09/20/19	30
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($52)							(37)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $116 (å)							145

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1		Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities		$—	$74,936		$312		$75,248
Corporate Bonds and Notes		—	108,993		2,955		111,948
International Debt		—	45,787		—		45,787
Loan Agreements		—	4,832		—		4,832
Mortgage-Backed Securities		—	195,618		1,772		197,390
Municipal Bonds		—	9,237		—		9,237
Non-US Bonds		—	37,457		—		37,457
United States Government Agencies		—	4,640		—		4,640
United States Government Treasuries		—	103,521		—		103,521
Common Stocks		77	—		—		77
Preferred Stocks		1,809	—		—		1,809
Options Purchased		—	224		—		224
Short-Term Investments		—	277,250		—		277,250
Repurchase Agreements		—	7,900		—		7,900
Total Investments		1,886	870,395		5,039		877,320

Other Financial Instruments
Futures Contracts		(1,355)	—		—		(1,355)
Options Written		—	(247)		—		(247)
Foreign Currency Exchange Contracts		21	3,860		—		3,881
Index Swap Contracts		—	(360)		—		(360)
Interest Rate Swap Contracts		—	215		—		215
Credit Default Swap Contracts		—	145		—		145
Total Other Financial Instruments*		$(1,334)	$3,613		$—		$2,279

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 51

Russell Investment Funds Core Bond Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2014, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for period ended September 30, 2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

52 Core Bond Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.6%			Sponda OYJ	265,348	1,200
Australia - 6.1%					1,449
BGP Holdings PLC(Å)(Æ)	926,311	—
CFS Retail Property Trust Group(ö)	1,198,498	2,093	France - 3.5%
Dexus Property Group(ö)	6,245,574	6,070	Altarea REIT(Æ)(ö)	411	68
Federation Centres(ö)	1,062,384	2,400	Fonciere Des Regions(ö)	7,669	691
Goodman Group(ö)	1,646,185	7,452	Gecina SA(ö)	30,144	3,951
GPT Group (The)(ö)	421,742	1,429	Klepierre - GDR(ö)	123,128	5,392
Investa Office Fund(ö)	88,455	259	Mercialys SA(Ñ)(ö)	46,224	1,008
Mirvac Group(ö)	912,706	1,375	Unibail-Rodamco SE(ö)	55,262	14,217
Scentre Group(Æ)	2,680,564	7,698			25,327
Stockland(ö)	1,352,781	4,679
Westfield Corp.(Æ)	1,609,013	10,495	Germany - 2.2%
		43,950	Alstria Office REIT-AG(Æ)(ö)	90,903	1,114
			Deutsche Annington Immobilien SE	79,934	2,320
Austria - 0.1%			Deutsche Euroshop AG	13,357	578
Atrium European Real Estate, Ltd.(Æ)	58,319	303	Deutsche Wohnen AG	301,620	6,446
Buwog AG(Æ)	7,725	153	Gagfah SA(Æ)	111,442	2,077
Conwert Immobilien Invest SE(Æ)	50,276	574	LEG Immobilien AG	44,869	3,109
		1,030	Prime Office AG(Æ)	52,081	199
			TAG Immobilien AG	739	8
Belgium - 0.0%					15,851
Cofinimmo SA(ö)	2,971	337
			Hong Kong - 9.6%
Brazil - 0.2%			Champion REIT(Æ)(ö)	471,593	197
BR Malls Participacoes SA	50,900	402	Hang Lung Properties, Ltd. - ADR	352,000	1,002
BR Properties SA	80,400	427	Henderson Land Development Co., Ltd.	833,700	5,400
Iguatem Emp De Shopping Centers			Hongkong Land Holdings, Ltd.	1,691,501	11,503
SA(Æ)	58,200	590	Hysan Development Co., Ltd.	706,000	3,265
		1,419	Kerry Properties, Ltd.	194,500	653
			Link REIT (The)(ö)	2,360,000	13,601
Canada - 2.2%			New World Development Co., Ltd.	5,404,393	6,292
Allied Properties Real Estate Investment			Sino Land Co., Ltd.	444,000	687
Trust(ö)	150,962	4,609	Sun Hung Kai Properties, Ltd.	1,302,125	18,462
Boardwalk Real Estate Investment			Swire Properties, Ltd.	573,068	1,786
Trust(ö)	33,100	2,036	Wharf Holdings, Ltd. (The)	882,789	6,275
Brookfield Canada Office Pro REIT(Æ)					69,123
(ö)	21,128	512
Calloway Real Estate Investment Trust(ö)	7,816	179	Italy - 0.0%
Canadian Apartment Properties REIT(ö)	4,400	93	Beni Stabili SpA(Ñ)(ö)	444,575	313
Canadian Real Estate Investment
Trust(ö)	70,002	3,032	Japan - 13.6%
Chartwell Retirement Residences	83,664	819	Activia Properties, Inc.(ö)	363	2,917
Crombie Real Estate Investment			Advance Residence Investment Corp.(ö)	70	163
Trust(Æ)(ö)	27,530	318	Aeon Mall Co., Ltd.	94,000	1,794
First Capital Realty, Inc. Class A	47,722	746	Daiwa House Residential Investment
H&R Real Estate Investment Trust(ö)	87,000	1,698	Corp.(ö)	11	47
RioCan Real Estate Investment Trust(ö)	97,220	2,228	Frontier Real Estate Investment Corp.(ö)	107	514
		16,270	GLP J-Reit(ö)	307	355
			Hulic Co., Ltd.	443,200	4,688
China - 0.2%			Hulic Reit, Inc.(ö)	826	1,327
China Overseas Land & Investment, Ltd.	212,000	545	Industrial & Infrastructure Fund
China Resources Land, Ltd.	174,000	359	Investment Corp.(ö)	1	8
China Vanke Co., Ltd.(Æ)	57,900	102	Japan Excellent, Inc.(ö)	42	54
Guangzhou R&F Properties Co., Ltd.	109,600	111	Japan Hotel REIT Investment Corp.(Æ)	1,371	835
		1,117	Japan Logistics Fund, Inc.(ö)	419	926
			Japan Prime Realty Investment Corp.
Finland - 0.2%			Class A(ö)	411	1,481
Citycon OYJ	74,336	249	Japan Real Estate Investment Corp.(ö)	1,225	6,299
			Japan Retail Fund Investment Corp.(ö)	671	1,352

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 53

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kenedix Office Investment Corp.(ö)	288	1,547	Sweden - 0.8%
Mitsubishi Estate Co., Ltd.	851,867	19,172	Atrium Ljungberg AB(Æ)	23,510	337
Mitsui Fudosan Co., Ltd.	856,129	26,223	Castellum AB	102,429	1,559
Mori Hills REIT Investment Corp. Class			Fabege AB	66,707	849
A(ö)	1,177	1,636	Fastighets AB Balder Class B(Æ)	776	10
Mori Trust Sogo Reit, Inc.(ö)	8	15	Hemfosa Fastigheter AB(Æ)	98,959	1,549
Nippon Accommodations Fund, Inc.			Hufvudstaden AB Class A	65,728	819
Class A(ö)	3	11	Wihlborgs Fastigheter AB	37,848	651
Nippon Building Fund, Inc.(ö)	830	4,366			5,774
Nippon Prologis REIT, Inc.(ö)	1,492	3,470
Nomura Master Real Estate Fund, Inc.			Switzerland - 0.2%
(Æ)	1,448	1,818	Mobimo Holding AG(Æ)	594	115
Nomura Real Estate Office Fund, Inc.			PSP Swiss Property AG(Æ)	13,957	1,173
Class A(ö)	492	2,252	Swiss Prime Site AG Class A(Æ)	4,228	314
NTT Urban Development Corp.	12,500	132			1,602
Orix JREIT, Inc.(ö)	539	677
Premier Investment Corp.(ö)	4	18	United Kingdom - 6.6%
Sumitomo Realty & Development Co.,			Big Yellow Group PLC(ö)	328,443	2,769
Ltd.	336,000	11,955	British Land Co. PLC (The)(ö)	250,976	2,858
Tokyo Tatemono Co., Ltd.	108,000	873	Capital & Counties Properties PLC	85,405	455
Tokyu REIT, Inc.(ö)	56	74	Capital & Regional PLC	571,066	449
United Urban Investment Corp.(ö)	762	1,169	Derwent London PLC(ö)	119,542	5,293
		98,168	Grainger PLC	137,055	412
			Great Portland Estates PLC(ö)	316,364	3,279
Netherlands - 1.2%			Hammerson PLC(ö)	1,186,127	11,046
Corio NV(ö)	73,194	3,589	Intu Properties PLC Class H(ö)	132,248	692
Eurocommercial Properties NV	14,472	638	Land Securities Group PLC(ö)	855,028	14,403
Nieuwe Steen Investments NV(ö)	397,676	2,090	LXB Retail Properties(Æ)	355,323	782
Vastned Retail NV(ö)	5,098	233	Quintain Estates & Development
Wereldhave NV(ö)	22,340	1,839	PLC(Æ)	759,636	1,096
		8,389	Safestore Holdings PLC(ö)	118,929	413
			Segro PLC(ö)	253,622	1,493
Norway - 0.2%			Shaftesbury PLC(ö)	31,183	345
Norwegian Property ASA(Æ)	1,057,109	1,581	ST Modwen Properties PLC	50,389	300
			Unite Group PLC (The)	212,819	1,464
Singapore - 3.9%			Urban&Civic plc(Æ)	79,195	300
Ascendas Real Estate Investment					47,849
Trust(Æ)(ö)	1,144,568	2,019
CapitaCommercial Trust(Æ)(ö)	1,751,512	2,190	United States - 46.5%
CapitaLand, Ltd.	2,757,000	6,915	Acadia Realty Trust(ö)	20,915	577
CapitaMall Trust Class A(Æ)(ö)	1,147,094	1,717	Alexandria Real Estate Equities, Inc.(ö)	14,400	1,062
CDL Hospitality Trusts(Æ)(ö)	121,051	159	American Assets Trust, Inc.(ö)	51,669	1,704
City Developments, Ltd.	458,807	3,460	American Homes 4 Rent Class A(ö)	134,657	2,274
Global Logistic Properties, Ltd.	3,403,000	7,230	American Realty Capital Properties,
Keppel Land, Ltd.	315,697	866	Inc.(ö)	203,951	2,459
Keppel REIT(ö)	1,372,801	1,280	Apartment Investment & Management
Mapletree Commercial Trust(Æ)(ö)	9,686	11	Co. Class A(ö)	107,788	3,430
Mapletree Industrial Trust(Æ)(ö)	12,855	14	AvalonBay Communities, Inc.(ö)	114,455	16,135
Mapletree Logistics Trust(Æ)(ö)	43,381	39	Aviv REIT, Inc.(ö)	96,823	2,551
SPH REIT(Æ)(ö)	299,000	248	Belmond, Ltd. Class A(Æ)	212,186	2,474
Suntec Real Estate Investment Trust(ö)	604,697	835	Boston Properties, Inc.(ö)	84,822	9,819
UOL Group, Ltd.	178,000	922	Brixmor Property Group, Inc.(ö)	137,381	3,058
		27,905	Brookdale Senior Living, Inc. Class
			A(Æ)	36,312	1,170
Spain - 0.3%			Camden Property Trust(ö)	30,200	2,070
Hispania Activos Inmobiliarios SAU(Æ)	87,654	1,162	Chesapeake Lodging Trust(ö)	22,377	653
Lar Espana Real Estate Socimi SA(Æ)(ö)	79,811	943	Corporate Office Properties Trust(ö)	46,896	1,206
		2,105	Cousins Properties, Inc.(ö)	413,020	4,936
			CubeSmart Class A(ö)	86,742	1,559
			DCT Industrial Trust, Inc.(ö)	8,780	66

See accompanying notes which are an integral part of this quarterly report.

54 Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
DDR Corp.(ö)	367,017	6,140		Ryman Hospitality Properties, Inc.(ö)	1,499		71
DiamondRock Hospitality Co.(ö)	5,935	75		Senior Housing Properties Trust(ö)	117,510		2,458
Douglas Emmett, Inc.(ö)	109,016	2,799		Simon Property Group, Inc.(ö)	214,188		35,217
Duke Realty Corp.(ö)	45,125	775		SL Green Realty Corp.(ö)	93,762		9,500
DuPont Fabros Technology, Inc.(ö)	234	6		Sovran Self Storage, Inc.(ö)	36,837		2,739
EastGroup Properties, Inc.(ö)	18,676	1,132		Starwood Hotels & Resorts Worldwide,
Empire State Realty Trust, Inc. Class				Inc.	49,252		4,098
A(ö)	212,882	3,198		Starwood Waypoint Residential Trust(Æ)
Equity Commonwealth(Æ)(ö)	57,224	1,471		(ö)	60,607		1,576
Equity Lifestyle Properties, Inc. Class				Strategic Hotels & Resorts, Inc.(Æ)(ö)	110,793		1,290
A(ö)	37,847	1,603		Summit Hotel Properties, Inc.(ö)	51,551		556
Equity Residential(ö)	306,358	18,866		Sun Communities, Inc.(ö)	57,536		2,905
Essex Property Trust, Inc.(ö)	29,938	5,351		Sunstone Hotel Investors, Inc.(ö)	245,942		3,399
Extended Stay America, Inc.	75,580	1,794		Tanger Factory Outlet Centers, Inc.(ö)	68,197		2,232
Extra Space Storage, Inc.(ö)	38,533	1,987		Taubman Centers, Inc.(ö)	2,519		184
Federal Realty Investment Trust(ö)	36,760	4,354		UDR, Inc.(ö)	173,188		4,720
FelCor Lodging Trust, Inc.(ö)	13,600	127		Ventas, Inc.(ö)	55,017		3,409
First Industrial Realty Trust, Inc.(ö)	94,982	1,606		Vornado Realty Trust(ö)	123,501		12,345
Forest City Enterprises, Inc. Class A(Æ)	121,772	2,382		Washington Prime Group, Inc.(Ñ)(ö)	42,384		741
General Growth Properties, Inc.(ö)	634,466	14,941		WP Carey, Inc.(ö)	4,800		306
Glimcher Realty Trust(ö)	47,855	648					336,646
HCP, Inc.(ö)	37,080	1,472
Health Care, Inc.(ö)	97,135	6,058		Total Common Stocks
Healthcare Realty Trust, Inc.(ö)	137,089	3,246		(cost $612,507)			706,205
Healthcare Trust of America, Inc. Class				Warrants & Rights - 0.0%
A(ö)	207,022	2,401	Italy	- 0.0%
Hersha Hospitality Trust Class A(ö)	1	—		Beni Stabili SpA(Æ)
Hilton Worldwide Holdings, Inc.(Æ)	181,678	4,475		2014 Rights	418,292		9

Home Properties, Inc.(ö)	67,877	3,953		Total Warrants & Rights
Host Hotels & Resorts, Inc.(ö)	604,841	12,901
				(cost $—)			9
Hudson Pacific Properties, Inc.(ö)	135,792	3,348	Short	-Term Investments - 2.3%
Icad, Inc.(ö)	19,702	1,661		United States - 2.3%
Kilroy Realty Corp.(ö)	40,482	2,406		Russell U.S. Cash Management Fund	16,382,665	(8)	16,383
Kimco Realty Corp.(ö)	128,236	2,809		Total Short-Term Investments
LaSalle Hotel Properties(ö)	96,493	3,304		(cost $16,383)			16,383
Liberty Property Trust(ö)	108,994	3,626		Other Securities - 1.6%
Macerich Co. (The)(ö)	53,834	3,436		Russell U.S. Cash Collateral Fund(×)	11,903,468	(8)	11,903
Mack-Cali Realty Corp.(ö)	73,699	1,408		Total Other Securities
Mid-America Apartment Communities,				(cost $11,903)			11,903
Inc.(ö)	72,087	4,733		Total Investments 101.5%
National Health Investors, Inc.(ö)	24,500	1,400		(identified cost $640,793)			734,500
National Retail Properties, Inc.(Ñ)(ö)	118,904	4,111		Other Assets and Liabilities, Net
New York REIT, Inc.(Ñ)(ö)	115,662	1,189	-	(1.5%)			(10,800)
Omega Healthcare Investors, Inc.(ö)	2,909	99
Parkway Properties, Inc.(ö)	133,196	2,502		Net Assets - 100.0%			723,700
Pebblebrook Hotel Trust(ö)	2,711	101
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)	131,947	2,327
Prologis, Inc.(ö)	399,202	15,051
PS Business Parks, Inc.(ö)	8,451	644
Public Storage(ö)	89,208	14,794
Ramco-Gershenson Properties Trust(ö)	1,302	21
Realty Income Corp.(Ñ)(ö)	75,621	3,085
Regency Centers Corp.(ö)	163,480	8,801
Retail Opportunity Investments Corp.(ö)	121,102	1,780
Retail Properties of America, Inc. Class
A(ö)	117,504	1,719
Rexford Industrial Realty, Inc.(ö)	24,604	341
RLJ Lodging Trust(ö)	113,786	3,240

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 55

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
	Acquisition	Amount ($)	Unit	(000)	(000)
% of Net Assets Securities	Date	or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	AUD 926,311	—	—	—
—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones US Real Estate Index Futures	195	USD	5,242	12/14	(225)
FTSE/EPRA Europe Index Futures	221	EUR	3,948	12/14	48
Hang Seng Index Futures	7	HKD	7,987	10/14	(46)
MSCI SING IX ETS Futures	9	SGD	665	10/14	(3)
S&P Mid 400 E-Mini Index Futures	16	USD	2,185	12/14	(92)
S&P/TSX 60 Index Futures	3	CAD	517	12/14	(17)
SPI 200 Index Futures	8	AUD	1,057	12/14	(27)
TOPIX Index Futures	15	JPY	198,975	12/14	40
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(322)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount			Amount			(Depreciation)
Counterparty		Sold			Bought		Settlement Date	$
Bank of New York	USD		102	AUD		116	10/03/14	—
Bank of New York	USD		18	EUR		15	10/02/14	—
Bank of New York	USD		126	JPY		13,808	10/03/14	—
Bank of New York	AUD		151	USD		132	10/03/14	—
Bank of New York	JPY		14,194	USD		129	10/03/14	—
Bank of New York	SGD		18	USD		14	10/03/14	—
Citigroup	USD		15	HKD		113	10/03/14	—
Citigroup	USD		17	HKD		135	10/03/14	—
Citigroup	USD		19	HKD		145	10/03/14	—
Citigroup	JPY		5,444	USD		50	10/02/14	—
HSBC	USD		402	HKD		3,114	12/17/14	(1)
JPMorgan Chase	USD		402	HKD		3,114	12/17/14	(1)
JPMorgan Chase	USD		191	SGD		241	12/17/14	(2)
Standard Chartered	USD		191	SGD		241	12/17/14	(2)
State Street	USD		81	AUD		92	10/01/14	—
State Street	USD		63	AUD		72	10/02/14	—
State Street	USD		87	AUD		100	12/17/14	—
State Street	USD		88	AUD		100	12/17/14	(1)
State Street	USD		722	AUD		795	12/17/14	(30)
State Street	USD		283	CAD		312	12/17/14	(5)
State Street	USD		257	EUR		200	12/17/14	(4)
State Street	USD		379	EUR		300	12/17/14	—
State Street	USD		384	EUR		300	12/17/14	(5)
State Street	USD		3,708	EUR		2,872	12/17/14	(78)
State Street	USD		16	GBP		10	10/01/14	—
State Street	USD		1,034	GBP		636	10/02/14	(2)
State Street	USD		1	GBP		1	10/03/14	—
State Street	USD		31	GBP		19	10/03/14	—
State Street	USD		22	HKD		168	10/06/14	—
State Street	USD		23	HKD		179	10/06/14	—

See accompanying notes which are an integral part of this quarterly report

56 Global Real Estate Securities Fund

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
Counterparty			Sold		Bought	Settlement Date	$
State Street		USD	27	HKD	208	10/06/14	—
State Street		USD	28	HKD	220	10/06/14	—
State Street		USD	113	HKD	880	10/06/14	—
State Street		USD	129	HKD	1,000	12/17/14	—
State Street		USD	36	JPY	3,983	10/01/14	—
State Street		USD	584	JPY	63,800	10/01/14	(2)
State Street		USD	26	JPY	2,861	10/02/14	—
State Street		USD	113	JPY	12,365	10/02/14	—
State Street		USD	91	JPY	10,000	12/17/14	—
State Street		USD	92	JPY	10,000	12/17/14	(1)
State Street		USD	1,300	JPY	138,695	12/17/14	(35)
State Street		AUD	66	USD	58	10/02/14	—
State Street		AUD	70	USD	61	10/02/14	—
State Street		AUD	30	USD	26	10/03/14	—
State Street		GBP	10	USD	17	10/01/14	—
State Street		GBP	1	USD	1	10/03/14	—
State Street		GBP	5	USD	8	10/03/14	—
State Street		GBP	17	USD	28	10/03/14	—
State Street		HKD	5,969	USD	769	10/03/14	—
State Street		JPY	5,382	USD	49	10/01/14	—
State Street		JPY	4,497	USD	41	10/02/14	—
State Street		JPY	132,440	USD	1,211	10/02/14	3
State Street		JPY	7,114	USD	65	10/03/14	—
State Street		JPY	12,631	USD	115	10/03/14	—
State Street		SGD	22	USD	17	10/01/14	—
State Street		SGD	7	USD	5	10/02/14	—
UBS		USD	18	HKD	138	10/01/14	—
UBS		USD	18	JPY	1,800	10/01/14	(1)
UBS		USD	4	SGD	5	10/01/14	—
UBS		AUD	4	USD	4	10/01/14	—
UBS		CAD	—	USD	—	10/01/14	—
UBS		EUR	19	USD	18	10/01/14	(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(173)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1		Level 2		Level 3		Total
Common Stocks
Australia		$43,950		$—		$—	$43,950
Austria		1,030		—		—	1,030
Belgium		337		—		—	337
Brazil		1,419		—		—	1,419
Canada		16,270		—		—	16,270
China		1,117		—		—	1,117
Finland		1,449		—		—	1,449
France		25,327		—		—	25,327
Germany		15,851		—		—	15,851
Hong Kong		69,123		—		—	69,123
Italy		313		—		—	313
Japan		98,168		—		—	98,168
Netherlands		8,389		—		—	8,389
Norway		1,581		—		—	1,581
Singapore		27,905		—		—	27,905

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 57

Russell Investment Funds

Global Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Spain	2,105		—		—		2,105
Sweden	5,774		—		—		5,774
Switzerland	1,602		—		—		1,602
United Kingdom	47,849		—		—		47,849
United States	336,646		—		—		336,646
Warrants & Rights	9		—		—		9
Short-Term Investments	—		16,383		—		16,383
Other Securities	—		11,903		—		11,903
Total Investments	706,214		28,286		—		734,500

Other Financial Instruments
Futures Contracts	(322)		—		—		(322)
Foreign Currency Exchange Contracts	(9)		(164)		—		(173)
Total Other Financial Instruments*	$(331)		$(164)		$—		$(495)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2014, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

58 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2014 (Unaudited)

Footnotes:
(AE) Nonincome-producing security.

(ö)	Real Estate Investment Trust (REIT).
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(Ñ)	All or a portion of the shares of this security are on loan.
(X)	The security is purchased with the cash collateral from the securities loaned.
(~)	Rate noted is yield-to-maturity from date of acquisition.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(ß)	Illiquid security.
(Ø)	In default.
(å)	Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(8)	Unrounded units.
(å)	Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written or swap contracts entered into by the Fund.
(ÿ)	Notional Amount.

Abbreviations:
144A – Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933
ADR – American Depositary Receipt
BBSW – Bank Bill Swap Reference Rate
CME – Chicago Mercantile Exchange
EMU – European Economic and Monetary Union
EURIBOR – Euro Interbank Offered Rate
GDR – Global Depositary Receipt
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
STRIP – Separate Trading of Registered Interest and Principal of Securities
TBA – To Be Announced Security
UK – United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rica colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
EGP - Egyptian pound	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EUR - Euro	NOK - Norwegion krone	VND - Vietnam dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
HKD - Hong Kong dollar	PEN - Peruvian nuevo sol

Notes to Schedules of Investments 59

Russell Investment Funds

Notes to Quarterly Report — September 30, 2014 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain

60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest

Notes to Quarterly Report 61

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Aggressive Equity and Global Real Estate Securities Funds had no transfers between Levels 1, 2, and 3 for the period ended September 30, 2014.

At the beginning of the period, the Non-U.S. Fund had transfers out of Level 1 into Level 2 representing financial instruments for which fair value pricing was applied. At the end of the period, the Non-U.S. Fund had transfers out of Level 2 back into Level 1 since no fair value pricing was applied. As of September 30, 2014, the amount of transfers out of Level 2 into Level 1 was $142,060,623.

The Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved pricing became available. The amounts transferred was $946,382.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows: Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising

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this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of
Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The

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Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended September 30, 2014, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
Funds	Strategies
Non-U.S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	March 31, 2014	June 30, 2014 September 30, 2014
Non-U.S. Fund	$28,806,014$	28,965,107$	25,459,817
Core Bond Fund	396,473,164	589,155,304	538,460,522
Global Real Estate Securities Fund	20,516,342	18,255,936	13,891,292

	Outstanding Contract Amounts Sold
Quarter Ended	March 31, 2014	June 30, 2014 September 30, 2014
Non-U.S. Fund	$28,809,243$	33,874,234$	25,783,308
Core Bond Fund	399,432,545	597,038,153	534,660,840
Global Real Estate Securities Fund	20,517,539	191,142,158	14,062,614

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies. The Funds may utilize options to expose cash to markets.

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When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended September 30, 2014, the Core Bond Fund purchased/sold options primarily for return enhancement and hedging.

The Core Bond Fund’s options contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014	September 30, 2014
Core Bond Fund	48	23	40

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

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Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

As of September 30, 2014, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Multi-Style Equity Fund	$1,220,000
Aggressive Equity Fund	1,045,001
Non-U.S. Fund	3,600,000
Core Bond Fund	2,541,743
Global Real Estate Securities Fund	1,570,000

The Funds’ futures contracts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014 September 30, 2014
Multi-Style Equity Fund	255	210	240
Aggressive Equity Fund	158	121	106
Non-U.S. Fund	851	702	654
Core Bond Fund	2,814	3,101	2,592
Global Real Estate Securities Fund	692	526	474

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return), currency and recovery lock swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, that can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Recovery lock swaps are agreements between two parties that provide for a fixed payment by one party and the delivery of a reference obligation, typically a bond, by the other party upon the occurrence of a credit event, such as a default, by the issuer of the reference obligation.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

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As of September 30, 2014, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$1,966,061	$3,445,120

Credit Default Swaps

The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate or government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement or cash settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes

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periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2014, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended September 30, 2014, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014 September 30, 2014
Core Bond Fund	$136,979,000 $	23,587,699 $	20,128,699

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an

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acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended September 30, 2014, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014 September 30, 2014
Core Bond Fund	130,955,000	154,854,000 166,855,000

Index Swaps

Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended September 30, 2014, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund’s index swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet the strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

	Index Swap Notional Amounts Outstanding
Quarter Ended	March 31, 2014	June 30, 2014 September 30, 2014
Core Bond Fund	$86,817,000 $	43,259,390 $	45,095,508

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended September 30, 2014, none of the Funds entered into currency swaps.

Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions

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by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of September 30, 2014, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

70 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming

Notes to Quarterly Report 71

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

72 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments

The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade in which the Core Bond Fund may invest. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of September 30, 2014, the Core Bond Fund had no cash collateral balances in connection with TBA securities.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3. Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as

Notes to Quarterly Report 73

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

collateral against the loaned securities. As of September 30, 2014, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of September 30, 2014, the Funds had invested $230,924,136 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $23,925,497 is invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo.

5. Federal Income Taxes

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Multi-Style Equity Aggressive Equity			Global Real Estate
		Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Cost of Investments		$395,404,818 $	230,467,827 $	326,719,149 $	868,943,261 $	660,335,411
Unrealized Appreciation		$84,780,502 $	28,940,144 $	74,464,785 $	14,283,956 $	83,326,370
Unrealized Depreciation		(4,483,143)	(14,153,617)	(11,989,003)	(5,907,220)	(9,161,476)
Net Unrealized Appreciation (Depreciation)		$80,297,359 $	14,786,527 $	62,475,782 $	8,376,736 $	74,164,894

6 Restricted Securities	.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

7. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company (“RIC”) funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell

74 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

8. Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures, except the following: In November 2014, there was a proxy vote of Russell Investment Company shareholders to approve a new investment advisory agreement between RIMCo and each Fund, as a result of a transaction involving the sale of RIMCo’s parent company to the London Stock Exchange Group (the “Post-Transaction Agreement”).

Notes to Quarterly Report 75

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your Insurance Company for further details.

76 Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www.russell.com

2014 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2014

FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

     Russell Investment Funds LifePoints® Funds Variable Target Portfolio Series

Quarterly Report

September 30, 2014 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds Moderate Strategy Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company ("RIC")
and other Russell Investment
Funds ("RIF") Series Mutual Funds
Alternative - 12.0%

RIC Russell Commodity Strategies Fund
Class Y	321,853	2,543
RIC Russell Global Infrastructure Fund
Class Y	419,350	5,351
RIC Russell Multi-Strategy Alternative
Fund Class Y	334,820	3,402
RIF Global Real Estate Securities Fund	145,067	2,253
		13,549
Domestic Equities - 15.9%

RIC Russell U.S. Defensive Equity Fund
Class Y	113,681	5,085
RIC Russell U.S. Dynamic Equity Fund
Class Y	225,978	2,813
RIF Aggressive Equity Fund	294,451	4,470
RIF Multi-Style Equity Fund	288,918	5,637
		18,005
Fixed Income - 55.3%

RIC Russell Global Opportunistic Credit
Fund Class Y	454,957	4,513

RIC Russell Investment Grade Bond Fund
Class Y	919,407	20,512
RIF Core Bond Fund	3,499,909	37,589
		62,614
International Equities - 16.8%
RIC Russell Emerging Markets Fund
Class Y	240,357	4,456
RIC Russell Global Equity Fund Class Y	582,680	6,742
RIF Non-U.S. Fund	652,311	7,873
		19,071

Total Investments 100.0%
(identified cost $100,046)		113,239

Other Assets and Liabilities, Net
(0.0%)		(25)

Net Assets - 100.0%		113,214

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds Balanced Strategy Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 10.9%

RIC Russell Commodity Strategies Fund
Class Y	772,445	6,102
RIC Russell Global Infrastructure Fund
Class Y	1,088,617	13,891
RIC Russell Multi-Strategy Alternative
Fund Class Y	933,632	9,486
RIF Global Real Estate Securities Fund	291,925	4,533
		34,012
Domestic Equities - 28.7%

RIC Russell U.S. Defensive Equity Fund
Class Y	475,076	21,250
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,755,169	21,852
RIF Aggressive Equity Fund	1,394,849	21,174
RIF Multi-Style Equity Fund	1,285,290	25,076
		89,352
Fixed Income - 32.5%

RIC Russell Global Opportunistic Credit
Fund Class Y	1,262,770	12,527
RIF Core Bond Fund	8,263,345	88,748
		101,275
International Equities - 27.9%
RIC Russell Emerging Markets Fund
Class Y	1,120,334	20,771
RIC Russell Global Equity Fund Class Y	2,689,898	31,122
RIF Non-U.S. Fund	2,902,572	35,034
		86,927

Total Investments 100.0%
(identified cost $259,979)		311,566

Other Assets and Liabilities, Net
- (0.0%)		(38)

Net Assets - 100.0%		311,528

See accompanying notes which are an integral part of this quarterly report.

4 Balanced Strategy Fund

Russell Investment Funds Growth Strategy Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 15.5%

RIC Russell Commodity Strategies Fund
Class Y	969,507	7,659
RIC Russell Global Infrastructure Fund
Class Y	883,977	11,280
RIC Russell Multi-Strategy Alternative
Fund Class Y	829,781	8,431
RIF Global Real Estate Securities Fund	293,962	4,565
		31,935
Domestic Equities - 33.3%

RIC Russell U.S. Defensive Equity Fund
Class Y	339,585	15,190
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,332,651	16,591
RIF Aggressive Equity Fund	1,195,987	18,155
RIF Multi-Style Equity Fund	959,871	18,727
		68,663
Fixed Income - 16.3%

RIC Russell Global Opportunistic Credit
Fund Class Y	1,251,791	12,418
RIF Core Bond Fund	1,959,758	21,048
		33,466
International Equities - 34.9%
RIC Russell Emerging Markets Fund
Class Y	967,800	17,943
RIC Russell Global Equity Fund Class Y	2,311,966	26,749
RIF Non-U.S. Fund	2,258,061	27,255
		71,947

Total Investments 100.0%
(identified cost $171,527)		206,011

Other Assets and Liabilities, Net
- (0.0%)		(28)

Net Assets - 100.0%		205,983

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 5

Russell Investment Funds Equity Growth Strategy Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds
Alternative - 15.1%

RIC Russell Commodity Strategies Fund
Class Y	163,336	1,290
RIC Russell Global Infrastructure Fund
Class Y	223,007	2,846
RIC Russell Multi-Strategy Alternative
Fund Class Y	256,387	2,605
RIF Global Real Estate Securities Fund	66,140	1,027
		7,768
Domestic Equities - 36.8%

RIC Russell U.S. Defensive Equity Fund
Class Y	78,438	3,509
RIC Russell U.S. Dynamic Equity Fund
Class Y	415,842	5,177
RIF Aggressive Equity Fund	336,605	5,110
RIF Multi-Style Equity Fund	265,727	5,184
		18,980
Fixed Income - 8.0%

RIC Russell Global Opportunistic Credit
Fund Class Y	417,117	4,138

International Equities - 40.1%
RIC Russell Emerging Markets Fund
Class Y	273,632	5,073
RIC Russell Global Equity Fund Class Y	625,124	7,232
RIF Non-U.S. Fund	695,849	8,399
		20,704

Total Investments 100.0%
(identified cost $40,395)		51,590

Other Assets and Liabilities, Net
- (0.0%)		(18)

Net Assets - 100.0%		51,572

See accompanying notes which are an integral part of this quarterly report.

6 Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2014 (Unaudited)

1. Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other Russell Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund including changes to the Underlying Funds in which a Fund invests from time to time. RIMCo’s allocation decisions are generally based on capital markets research including factors such as RIMCo’s outlook for the economy, financial markets generally and/ or relative market valuation of the asset classes represented by each Underlying Fund. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIMCo’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows each Fund’s target strategic asset allocation effective May 1, 2014 to Alternative Underlying Funds, Equity Underlying Funds and Fixed Income Underlying Funds. The Alternative Underlying Funds in which the Funds may invest include the RIC Russell Commodity Strategies, RIC Russell Global Infrastructure, RIF Global Real Estate Securities and RIC Russell Multi-Strategy Alternative Funds. The Equity Underlying Funds in which the Funds may invest include the RIF Multi-Style Equity, RIC Russell U.S. Defensive Equity, RIC Russell U.S. Dynamic Equity, RIF Aggressive Equity, RIF Non-U.S., RIC Russell Global Equity and RIC Russell Emerging Markets Funds. The Fixed Income Underlying Funds in which the Funds may invest include the RIC Russell Global Opportunistic Credit, RIF Core Bond, RIC Russell Investment Grade Bond and RIC Russell Short Duration Bond Funds.

		Asset Allocation Targets as of May 1, 2014*
	Moderate	Balanced	Growth	Equity Growth
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds**	14%	14%	19%	19%
Equity Underlying Funds	31%	54%	65%	73%
Fixed Income Underlying Funds	55%	32%	16%	8%

*	Prospectus dated May 1, 2014.
**	Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Notes to Quarterly Report 7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• •

Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of    the Board, that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended September 30, 2014 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause a Fund to underperform other types of investments.

8 Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2014 (Unaudited)

3. Federal Income Taxes

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Balanced Strategy
	Fund	Fund
Cost of Investments	$103,373,694 $	268,126,225
Unrealized Appreciation	$10,267,247 $	44,638,707
Unrealized Depreciation	(402,391)	(1,198,590)
Net Unrealized Appreciation (Depreciation)	$9,864,856 $	43,440,117
	Growth Strategy	Equity Strategy
	Fund	Fund
Cost of Investments	$176,885,913 $	44,046,186
Unrealized Appreciation	$30,707,429 $	7,740,081
Unrealized Depreciation	(1,582,746)	(196,018)
Net Unrealized Appreciation (Depreciation)	$29,124,683 $	7,544,063

4. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds, some of which are Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves a party to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

5. Subsequent Events

Management has evaluated the events and /or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of this Quarterly Report or additional disclosures except the following: In November 2014, there was a proxy vote of Russell Investment Company Shareholders to approve a new investment advisory agreement between RIMCo and each Fund, as a result of a transaction involving the sale of RIMCo’s parent company to the London Stock Exchange Group (the “Post-Transaction Agreement”).

Notes to Quarterly Report 9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

10 Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue		800-787-7354
	Seattle, Washington 98101	Fax:	206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 21, 2014

By: /s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 21, 2014